UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2011

Item 1. Reports to Stockholders

Semiannual report Delaware Tax-Free Minnesota Fund Delaware Tax-Free Minnesota Intermediate Fund Delaware Minnesota High-Yield Municipal Bond Fund February 28, 2011 Fixed income mutual funds
Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at www.delawareinvestments.com.

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Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Disclosure of Fund expenses	1
Sector allocations	4
Statements of net assets	7
Statements of operations	36
Statements of changes in net assets	38
Financial highlights	44
Notes to financial statements	62
Other Fund information	76
About the organization	78

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from September 1, 2010 to February 28, 2011

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from September 1, 2010 to February 28, 2011.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Tax-Free Minnesota Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/10	2/28/11	Expense Ratio	9/1/10 to 2/28/11*
Actual Fund return
Class A	$1,000.00	$962.50	0.92%	$4.48
Class B	1,000.00	959.00	1.67%	8.11
Class C	1,000.00	958.40	1.67%	8.11
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.23	0.92%	$4.61
Class B	1,000.00	1,016.51	1.67%	8.35
Class C	1,000.00	1,016.51	1.67%	8.35

Delaware Tax-Free Minnesota Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/10	2/28/11	Expense Ratio	9/1/10 to 2/28/11*
Actual Fund return
Class A	$1,000.00	$971.50	0.84%	$4.11
Class B	1,000.00	966.70	1.69%	8.24
Class C	1,000.00	966.60	1.69%	8.24
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class B	1,000.00	1,016.41	1.69%	8.45
Class C	1,000.00	1,016.41	1.69%	8.45

2

Delaware Minnesota High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/10	2/28/11	Expense Ratio	9/1/10 to 2/28/11*
Actual Fund return
Class A	$1,000.00	$954.10	0.93%	$4.51
Class B	1,000.00	950.60	1.68%	8.13
Class C	1,000.00	950.70	1.68%	8.13
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.18	0.93%	$4.66
Class B	1,000.00	1,016.46	1.68%	8.40
Class C	1,000.00	1,016.46	1.68%	8.40

*“Expenses Paid During Period” are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

Sector allocations
Delaware Tax-Free Minnesota Fund	As of February 28, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	99.05%
Corporate-Backed Revenue Bonds	4.43%
Education Revenue Bonds	9.00%
Electric Revenue Bonds	5.22%
Healthcare Revenue Bonds	29.22%
Housing Revenue Bonds	7.18%
Lease Revenue Bonds	3.48%
Local General Obligation Bonds	16.33%
Pre-Refunded/Escrowed to Maturity Bonds	16.25%
Special Tax Revenue Bonds	2.34%
State General Obligation Bonds	2.70%
Transportation Revenue Bonds	2.69%
Water & Sewer Revenue Bond	0.21%
Short-Term Investments	0.37%
Total Value of Securities	99.42%
Receivables and Other Assets Net of Liabilities	0.58%
Total Net Assets	100.00%

4

Delaware Tax-Free Minnesota Intermediate Fund	As of February 28, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	98.01%
Corporate-Backed Revenue Bonds	1.63%
Education Revenue Bonds	11.27%
Electric Revenue Bonds	7.21%
Healthcare Revenue Bonds	24.33%
Housing Revenue Bonds	2.10%
Lease Revenue Bonds	1.88%
Local General Obligation Bonds	24.09%
Pre-Refunded/Escrowed to Maturity Bonds	5.58%
Special Tax Revenue Bonds	6.73%
State General Obligation Bonds	7.82%
Transportation Revenue Bonds	3.92%
Water & Sewer Revenue Bond	1.45%
Short-Term Investments	0.83%
Total Value of Securities	98.84%
Receivables and Other Assets Net of Liabilities	1.16%
Total Net Assets	100.00%

5

Sector allocations
Delaware Minnesota High-Yield Municipal Bond Fund	As of February 28, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	98.92%
Corporate-Backed Revenue Bonds	4.40%
Education Revenue Bonds	8.76%
Electric Revenue Bonds	7.29%
Healthcare Revenue Bonds	34.90%
Housing Revenue Bonds	11.42%
Lease Revenue Bonds	2.78%
Local General Obligation Bonds	11.80%
Pre-Refunded/Escrowed to Maturity Bonds	4.79%
Special Tax Revenue Bonds	7.82%
State General Obligation Bond	0.81%
Transportation Revenue Bond	1.45%
Water & Sewer Revenue Bonds	2.70%
Short-Term Investment	0.05%
Total Value of Securities	98.97%
Receivables and Other Assets Net of Liabilities	1.03%
Total Net Assets	100.00%

6

Statements of net assets
Delaware Tax-Free Minnesota Fund	February 28, 2011 (Unaudited)

	Principal amount	Value
Municipal Bonds – 99.05%
Corporate-Backed Revenue Bonds – 4.43%
Cloquet Pollution Control Revenue Refunding
(Potlatch Project) 5.90% 10/1/26	$6,500,000	$5,839,405
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	7,914,160
Sartell Environmental Improvement Revenue Refunding
(International Paper) Series A 5.20% 6/1/27	7,265,000	6,860,557
Seaway Port Authority of Duluth Industrial
Development Dock & Wharf Revenues Refunding
(Cargill Project) Series E 6.125% 11/1/14	4,500,000	4,520,520
		25,134,642
Education Revenue Bonds – 9.00%
Duluth Housing & Redevelopment Authority Lease Revenue
(Public School Academy)
Series A 5.875% 11/1/40	3,500,000	2,865,345
Minnesota Colleges & Universities Revenue Fund Series A
5.00% 10/1/22 (AGM)	5,135,000	5,338,911
5.00% 10/1/28	8,900,000	9,296,583
5.00% 10/1/29 (NATL-RE)	5,665,000	5,808,268
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/20	1,250,000	1,267,113
Series 6-J1 5.00% 5/1/36	2,225,000	2,006,995
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,195,725
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,040,750
Series 7-D
5.00% 3/1/30	1,500,000	1,550,475
5.00% 3/1/40	3,000,000	3,004,890
(St. Olaf College) Series 7-F 4.50% 10/1/30	2,000,000	1,907,160
(University of St. Thomas)
Series 6-X 5.25% 4/1/39	5,000,000	4,945,400
Series 7-A 5.00% 10/1/39	2,000,000	1,959,660
(State Scholastic College) Series 7-J 6.30% 12/1/40	1,800,000	1,827,594
St. Cloud Housing & Redevelopment Authority Revenue
(State University Foundation Project) 5.00% 5/1/23	2,000,000	2,033,400
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science) 5.00% 8/1/35	3,960,000	4,017,816
		51,066,085

7

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 5.22%
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.00% 10/1/30	$3,000,000	$3,007,170
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/35	3,000,000	2,904,990
Series A
5.00% 10/1/34	6,250,000	6,072,625
5.125% 10/1/29	3,000,000	3,028,740
Puerto Rico Electric Power Authority Revenue
Series WW 5.50% 7/1/38	4,800,000	4,377,312
Series XX 5.25% 7/1/40	5,000,000	4,361,150
Southern Minnesota Municipal Power Agency Supply
System Revenue Series A
5.25% 1/1/15 (AMBAC)	2,900,000	3,227,439
^Capital Appreciation 4.44% 1/1/25 (NATL-RE)	5,000,000	2,603,700
		29,583,126
Healthcare Revenue Bonds – 29.22%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Health Care Center) 5.60% 2/1/32	2,100,000	1,762,047
Alexandria Senior Housing Revenue
(Knute Nelson Senior Living)
6.00% 7/1/35	1,500,000	1,433,445
6.20% 7/1/45	2,000,000	1,947,180
Apple Valley Economic Development Authority Health
Care Revenue (Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	2,700,000	2,379,051
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
5.00% 9/1/24 (RADIAN)	740,000	712,553
5.00% 9/1/31 (RADIAN)	500,000	447,965
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,500,000	2,478,525
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,116,113
5.40% 8/1/40	1,000,000	901,010
Maple Grove Health Care System Revenue
(Maple Grove Hospital) 5.25% 5/1/37	2,950,000	2,652,286
Minneapolis Health Care Facilities Revenue
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,050,000	877,265

8

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	$3,000,000	$3,238,860
Series B 6.50% 11/15/38 (ASSURED GTY)	1,140,000	1,205,995
Series D
5.00% 11/15/30 (AMBAC)	2,500,000	2,341,925
5.00% 11/15/34 (AMBAC)	4,750,000	4,325,873
Minneapolis National Marrow Donor Program
Project Revenue 4.875% 8/1/25	4,000,000	3,816,320
Minneapolis - St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Children’s Hospital) Series A
5.00% 8/15/30	2,750,000	2,699,620
5.25% 8/15/35	2,085,000	2,053,892
(Health Partners Obligation Group Project)
5.875% 12/1/29	1,000,000	1,002,290
Minnesota Agricultural & Economic
Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,609,840
(Essentia Remarketing) Series C-1
5.00% 2/15/30 (ASSURED GTY)	5,725,000	5,577,753
5.25% 2/15/23 (ASSURED GTY)	5,000,000	5,330,600
5.50% 2/15/25 (ASSURED GTY)	5,120,000	5,429,811
(Fairview Health Care System)
Un-Refunded Balance Series A
5.75% 11/15/26 (NATL-RE)	180,000	180,014
6.375% 11/15/29	15,000	15,057
Northfield Hospital Revenue 5.375% 11/1/26	3,785,000	3,569,217
Rochester Health Care & Housing Revenue Refunding
(Samaritan Bethany) Series A 7.375% 12/1/41	5,220,000	5,209,664
Rochester Health Care Facilities Revenue
(Mayo Clinic) Remarketing Series D 5.00% 11/15/38	6,405,000	6,371,182
(Olmsted Medical Center) 5.875% 7/1/30	1,850,000	1,768,582
Sartell Health Care Facilities Revenue
(Country Manor Campus) Series A 6.375% 9/1/42	2,435,000	2,292,309
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
5.10% 9/1/25	2,000,000	1,918,220
5.25% 9/1/34	7,000,000	6,351,100

9

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Sherburne County Health Care Facilities Revenue
(Guardian Angels Health Services) 5.55%10/1/36	$1,500,000	$1,200,900
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31 (ASSURED GTY)	1,000,000	1,013,780
5.50% 5/1/39 (ASSURED GTY)	6,000,000	6,012,000
Series A
5.00% 5/1/25	1,035,000	1,041,241
5.125% 5/1/30	10,350,000	10,317,914
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
Refunding 5.75% 7/1/39	16,975,000	16,045,957
Series C
5.50% 7/1/23	3,000,000	3,065,130
5.625% 7/1/26	1,925,000	1,911,179
5.75% 7/1/30	5,000,000	4,936,400
St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Health Partners Obligation Group Project)
5.25% 5/15/36	7,900,000	6,831,367
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	3,075,000	2,824,019
St. Paul Housing & Redevelopment Authority
Health Care Revenue (Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	5,720,000	6,140,592
Series A-1 5.25% 11/15/29	5,605,000	5,627,868
St. Paul Housing & Redevelopment Authority
Hospital Revenue (Health East Project)
6.00% 11/15/30	4,000,000	3,486,760
6.00% 11/15/35	10,340,000	8,789,516
Series A 5.70% 11/1/15	990,000	984,308
St. Paul Housing & Redevelopment Authority
Multifamily Housing Revenue Refunding
(Marion Center Project) Series A
5.30% 11/1/30	500,000	393,930
5.375% 5/1/43	500,000	366,610

10

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Stillwater Health Care Revenue (Health System
Obligation Group) 5.00% 6/1/35	$1,000,000	$878,750
Washington County Housing & Redevelopment
Authority Hospital Facilities Revenue
(Health East Project) 5.50% 11/15/27	1,000,000	861,390
		165,745,175
Housing Revenue Bonds – 7.18%
Minneapolis Multifamily Housing Revenue
(Bottineau Commons Project)
5.45% 4/20/43 (GNMA) (AMT)	1,500,000	1,464,330
(Grant Street Apartments Project) Refunding Series A
7.25% 11/1/29	750,000	751,283
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	8,000,000	7,864,240
(Sumner Field) Series A 5.50% 11/20/26 (GNMA) (AMT)	860,000	864,842
(Trinity Apartments) Refunding Series A
6.75% 5/1/21 (HUD)	1,450,000	1,453,364
Minnesota Housing Finance Agency Rental Housing
Revenue Series C-2 5.95% 2/1/15 (AMBAC)	1,410,000	1,413,581
Minnesota Housing Finance Agency (Residential Housing)
Series A 5.30% 7/1/19	400,000	401,508
Series B-1 5.35% 1/1/33 (AMT)	2,305,000	2,240,345
•Series D 4.80% 7/1/38 (AMT)	2,500,000	2,223,475
Series I 4.85% 7/1/38 (AMT)	2,000,000	1,791,680
Series I 5.15% 7/1/38 (AMT)	5,405,000	5,037,622
Series L 5.10% 7/1/38 (AMT)	9,910,000	9,167,741
Series M 4.875% 7/1/37 (AMT)	4,500,000	4,058,775
@ Washington County Housing & Redevelopment
Authority Governmental Revenue Refunding
(Briar Pond Project) Series C 7.25% 8/20/34	910,000	741,914
White Bear Lake Multifamily Revenue Refunding
(Lake Square Apartments) Series A 5.875% 2/1/15 (FHA)	565,000	566,384
Willmar Housing & Redevelopment Authority
Multifamily Housing Revenue
(Highland Apartments) 5.85% 6/1/19 (HUD)	700,000	700,077
		40,741,161

11

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds – 3.48%
Minneapolis Special School District #001 Series A
5.00% 2/1/18 (AGM)	$1,545,000	$1,592,524
5.00% 2/1/19 (AGM)	1,535,000	1,582,217
5.00% 2/1/20 (AGM)	1,690,000	1,741,984
St. Paul Port Authority Lease Revenue
(Cedar Street Office Building Project)
5.00% 12/1/22	2,500,000	2,561,475
5.25% 12/1/27	3,840,000	3,888,845
Series 3-12 5.125% 12/1/27	3,000,000	3,049,080
(Robert Street Office Building Project)
Series 3-11 4.75% 12/1/23	2,000,000	2,037,280
Series 3-11 5.00% 12/1/27	2,500,000	2,532,875
Series 9 5.25% 12/1/27	725,000	734,222
		19,720,502
Local General Obligation Bonds – 16.33%
Anoka County Capital Improvement Series A
5.00% 2/1/19	1,270,000	1,491,564
5.00% 2/1/22	500,000	560,320
Brainerd Independent School District #181 Refunding
(School Building) Series A
4.00% 2/1/22	3,255,000	3,355,352
4.00% 2/1/23	5,990,000	6,100,336
Centennial Independent School District #012
Series A 5.00% 2/1/18 (AGM)	1,270,000	1,315,098
Farmington Independent School District #192 Series B
5.00% 2/1/27 (AGM)	10,705,000	10,731,012
^Capital Appreciation 5.34% 2/1/21 (AGM)	1,500,000	914,745
^Capital Appreciation 5.424% 2/1/20 (AGM)	1,650,000	1,061,280
Hennepin County Series B 4.00% 12/1/20	5,255,000	5,765,050
Lakeville Independent School District #194
Series A 4.75% 2/1/22 (AGM)	6,850,000	7,001,454
^ Mahtomedi Independent School District #832
Capital Appreciation Series B 5.90% 2/1/14 (NATL-RE)	1,540,000	1,472,471
Metropolitan Council Minneapolis-St. Paul
Metropolitan Area Waste Water Treatment
Series B 5.00% 12/1/21	1,200,000	1,295,556
Series C
5.00% 3/1/16	1,440,000	1,664,899
5.00% 3/1/28	5,000,000	5,223,750

12

		Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
	Minneapolis Library 5.00% 12/1/25	$1,500,000	$1,530,915
	Morris Independent School District #769 Building
	5.00% 2/1/24 (NATL-RE)	4,875,000	5,196,945
	Mounds View Independent School District #621 Series A
	5.00% 2/1/20 (NATL-RE)	2,970,000	3,094,532
	New Brighton Tax Increment Series A
	5.00% 2/1/27 (NATL-RE)	1,000,000	1,040,220
	Osseo Independent School District #279 Series A
	5.00% 2/1/21 (AGM)	3,570,000	3,694,093
	Prior Lake Independent School District #719 Series B
	5.00% 2/1/19 (AGM)	3,145,000	3,415,910
	Ramsey County State Aid Series C 5.00% 2/1/28	1,060,000	1,073,865
	Robbinsdale Independent School District #281
	5.00% 2/1/21 (AGM)	1,310,000	1,351,042
^	Rosemount Independent School District #196
	Capital Appreciation Series B 6.008% 4/1/13 (AGM)	1,915,000	1,870,591
^	Sartell - St. Stephen Independent School District #748
	Capital Appreciation Refunding Series B
	5.976% 2/1/13 (NATL-RE)	540,000	522,326
	6.10% 2/1/15 (NATL-RE)	1,075,000	981,841
	6.15% 2/1/16 (NATL-RE)	1,750,000	1,534,278
	South Washington County Independent School
	District #833 Series A
	4.75% 2/1/25	2,500,000	2,585,300
	4.75% 2/1/26	3,600,000	3,692,772
	4.75% 2/1/27	2,300,000	2,349,588
	St. Michael - Albertville Independent School District #885
	5.00% 2/1/20 (AGM)	1,970,000	2,039,955
	5.00% 2/1/27 (AGM)	3,435,000	3,556,977
	Todd Morrison Cass & Wadena Counties Staples United
	Hospital District (Health Care Facilities-Lakewood)
	5.00% 12/1/21	2,000,000	2,071,140
	5.125% 12/1/24	1,000,000	1,026,190
	Willmar City (Rice Memorial Hospital Project)
	5.00% 2/1/22 (AGM)	1,000,000	1,040,700
	5.00% 2/1/25 (AGM)	1,000,000	1,010,810
			92,632,877

13

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds – 16.25%
Dakota County Community Development Agency
(Senior Housing Facilities) 5.00% 1/1/21-12	$1,275,000	$1,323,833
Dakota-Washington Counties Housing & Redevelopment
Authority Single Family Residential Mortgage Revenue
8.15% 9/1/16 (GNMA) (NATL-RE) (IBC)	405,000	511,985
(Anoka County) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	11,921,670
(Bloomington Mortgage) Refunding Series B
8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	14,115,000	18,825,034
Duluth Economic Development Authority Health
Care Facilities Revenue
(Benedictine Health System - St. Mary’s Hospital)
5.25% 2/15/33-14	3,500,000	3,921,645
5.50% 2/15/23-14	1,000,000	1,127,740
Hopkins Housing & Redevelopment Authority
(Public Works & Fire Station) Series A
5.00% 2/1/23-13 (NATL-RE)	1,210,000	1,310,478
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	10,000,000	10,885,700
Minnesota State 5.00% 8/1/21-12	2,400,000	2,552,616
Southern Minnesota Municipal Power Agency Power
Supply Revenue Series A
5.75% 1/1/18-13	3,790,000	4,061,250
5.75% 1/1/18-13 (AMBAC) (TCRS)	670,000	717,952
5.75% 1/1/18-13 (NATL-RE) (IBC)	1,000,000	1,071,570
Refunding Series B 5.50% 1/1/15 (AMBAC)	990,000	1,021,789
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B
5.25% 7/1/30-14	9,420,000	10,627,832
5.50% 7/1/25-14	2,000,000	2,272,720
University of Minnesota Series A
5.50% 7/1/21	12,500,000	14,535,000
5.75% 7/1/18	3,840,000	4,560,538
Western Minnesota Municipal Power Agency Supply
Revenue Series A 9.75% 1/1/16 (NATL-RE)	715,000	938,981
		92,188,333

14

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 2.34%
Hennepin County Sales Tax Revenue
(Second Lien - Ballpark Project) Series B
5.00% 12/15/19	$2,100,000	$2,365,377
5.00% 12/15/20	1,000,000	1,115,730
5.00% 12/15/24	1,150,000	1,230,213
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2A 6.00% 12/1/40	3,000,000	2,968,860
Minneapolis Tax Increment Revenue Refunding
(St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	872,390
Puerto Rico Sales Tax Financing Corporation Revenue
First Subordinate Series B 5.75% 8/1/37	4,760,000	4,727,774
		13,280,344
State General Obligation Bonds – 2.70%
Minnesota State
5.00% 10/1/15	5,000,000	5,746,050
Series A 5.00% 12/1/21	5,000,000	5,741,300
Minnesota State Refunding Various Purposes
Series D 4.00% 8/1/17	1,000,000	1,112,040
Puerto Rico Commonwealth Public Improvement
Refunding Series C 6.00% 7/1/39	2,800,000	2,732,688
		15,332,078
Transportation Revenue Bonds – 2.69%
Minneapolis - St. Paul Metropolitan Airports
Commission Revenue Series A
5.00% 1/1/15 (AMT)	3,095,000	3,325,485
5.00% 1/1/22 (NATL-RE)	2,000,000	2,020,180
5.00% 1/1/28	1,250,000	1,267,763
5.25% 1/1/16 (NATL-RE)	1,460,000	1,541,249
St. Paul Housing & Redevelopment Authority Parking
Revenue Refunding (Parking Facilities Project)
Series A
5.00% 8/1/30	1,870,000	1,840,248
5.00% 8/1/35	1,145,000	1,062,720
Series B 5.00% 8/1/35	1,500,000	1,392,210
St. Paul Port Authority Revenue Refunding
(Amherst H. Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	2,809,248
		15,259,103

15

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bond – 0.21%
Minnesota Public Facilities Authority Water Pollution
Control Revenue Refunding Series B
5.00% 3/1/19	$1,000,000	$1,176,370
		1,176,370
Total Municipal Bonds (cost $559,652,298)		561,859,796

	Number of shares
Short-Term Investments – 0.37%
Money Market Instrument – 0.03%
Federated Minnesota Municipal Cash Trust	186,397	186,397
		186,397

	Principal amount
¤Variable Rate Demand Notes – 0.34%
Minneapolis & St. Paul Housing &
Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-2 0.19% 11/15/35
(LOC – JPMorgan Chase Bank)	$1,500,000	1,500,000
Robbinsdale Revenue Refunding (North Memorial)
Series A-3 0.23% 5/1/33 (LOC – Wells Fargo Bank N.A)	400,000	400,000
		1,900,000
Total Short-Term Investments (cost $2,086,397)		2,086,397

Total Value of Securities – 99.42%
(cost $561,738,695)		563,946,193
Receivables and Other Assets
Net of Liabilities – 0.58%		3,303,629
Net Assets Applicable to 47,424,560
Shares Outstanding – 100.00%		$567,249,822

Net Asset Value – Delaware Tax-Free Minnesota Fund
Class A ($528,663,950 / 44,207,171 Shares)		$11.96
Net Asset Value – Delaware Tax-Free Minnesota Fund
Class B ($5,085,839 / 424,973 Shares)		$11.97
Net Asset Value – Delaware Tax-Free Minnesota Fund
Class C ($33,500,033 / 2,792,416 Shares)		$12.00

16

Components of Net Assets at February 28, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$561,732,978
Distributions in excess of net investment income	(145,618)
Accumulated net realized gain on investments	3,454,964
Net unrealized appreciation of investments	2,207,498
Total net assets	$567,249,822

^	Zero coupon security. The rate shown is the yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of February 28, 2011. Interest rates reset periodically.
§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”
@	Illiquid security. At February 28, 2011, the aggregate amount of illiquid securities was $741,914, which represented 0.13% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
¤
Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
FHA — Federal Housing Administration
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development Section 8
IBC — Insured Bond Certificate
LOC — Letter of Credit
NATL-RE — Insured by the National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance
TCRS — Temporary Custodial Receipts
VA — Veterans Administration Collateral

17

Statements of net assets
Delaware Tax-Free Minnesota Fund

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Minnesota Fund
Net asset value Class A (A)	$11.96
Sales charge (4.50% of offering price) (B)	0.56
Offering price	$12.52

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

18

Delaware Tax-Free Minnesota Intermediate Fund	February 28, 2011 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.01%
Corporate-Backed Revenue Bonds – 1.63%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	$750,000	$741,953
Minneapolis Community Development Agency (Limited Tax
Common Bond Fund) Series 4 6.20% 6/1/17 (AMT)	870,000	874,637
		1,616,590
Education Revenue Bonds – 11.27%
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28	1,000,000	1,044,560
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23	1,000,000	1,060,120
(Hamline University) Series 7-E 5.00% 10/1/29	250,000	243,205
(Macalester College) Series 6-P 4.25% 3/1/27	750,000	715,088
(St. Johns University) Series 6-U
4.40% 10/1/21	325,000	338,182
4.50% 10/1/23	265,000	270,769
(State Scholastic College) Series H 5.125% 12/1/30	1,000,000	976,250
(University of St. Thomas)
Series 5-Y 5.25% 10/1/19	1,590,000	1,685,574
Series 6-X 5.00% 4/1/24	1,000,000	1,036,580
St. Cloud Housing & Redevelopment Authority Revenue
(State University Foundation Project) 5.00% 5/1/23	1,000,000	1,016,700
University of Minnesota Series A 5.00% 12/1/23	1,000,000	1,114,200
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/18	1,500,000	1,663,005
		11,164,233
Electric Revenue Bonds – 7.21%
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,022,850
Minnesota Municipal Power Agency Electric Revenue
5.25% 10/1/21	1,000,000	1,062,700
Northern Municipal Power Agency Electric
System Revenue Series A
5.00% 1/1/13 (ASSURED GTY)	1,200,000	1,272,828
5.00% 1/1/14 (ASSURED GTY)	510,000	551,754
5.00% 1/1/15 (ASSURED GTY)	1,000,000	1,092,530
5.00% 1/1/17 (ASSURED GTY)	1,000,000	1,106,400

19

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Southern Minnesota Municipal Power Agency
Supply System Revenue Series A 5.25% 1/1/30	$1,000,000	$1,031,030
		7,140,092
Healthcare Revenue Bonds – 24.33%
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services) 5.00% 9/1/31 (RADIAN)	650,000	582,355
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care) 4.75% 8/1/25	500,000	469,610
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 5.00% 4/1/31	1,000,000	880,910
Minneapolis Health Care System Revenue (Fairview Health
Services) Series A 6.625% 11/15/28	1,500,000	1,619,430
Minneapolis National Marrow Donor Program
Project Revenue 5.00% 8/1/17	1,205,000	1,283,180
Minneapolis-St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Children’s Hospital) Series A 5.25% 8/15/25	1,000,000	1,030,660
(Health Partners Obligation Group Project) 6.00% 12/1/17	850,000	895,305
Minnesota Agricultural & Economic Development Board
Health Care Revenue (Essentia Remarketing)
Series C-1 5.50% 2/15/25 (ASSURED GTY)	2,500,000	2,651,274
Moorhead Economic Development Authority
Multifamily Housing Revenue Refunding
(Eventide Lutheran Home Project) 4.70% 6/1/18	475,000	445,702
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Refunding Series A 6.875% 12/1/29	950,000	936,586
Rochester Health Care Facilities Revenue
(Olmsted Medical Center) 5.125% 7/1/20	1,000,000	1,014,020
Sartell Health Care Facilities (Country Manor Campus)
Series A 6.125% 9/1/30	845,000	803,975
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 5.125% 5/1/30	2,445,000	2,437,421
St. Louis Park Health Care Facilities Revenue Refunding
(Park Nicollet Health Services)
5.50% 7/1/29	1,000,000	961,950
Series C 5.625% 7/1/26	2,500,000	2,482,050

20

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority
Health Care Revenue (Allina Health System)
Series A-2 5.25% 11/15/28	$2,000,000	$2,010,940
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Health East Project) Series B 5.85% 11/1/17	1,160,000	1,144,804
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Gillette Children’s Specialty Project)
5.00% 2/1/20	500,000	509,150
5.00% 2/1/27	1,000,000	952,460
(Senior Carondelet Village Project) Series A 6.25% 8/1/30	1,000,000	997,710
		24,109,492
Housing Revenue Bonds – 2.10%
Minneapolis Multifamily Housing Revenue Refunding
(Trinity Apartments) Series A 6.75% 5/1/21 (HUD)	1,515,000	1,518,515
Minnesota Housing Finance Agency Residential Housing
Series I 5.10% 7/1/20 (AMT)	560,000	563,713
		2,082,228
Lease Revenue Bonds – 1.88%
St. Paul Housing & Redevelopment Authority Refunding
(Minnesota Public Radio Project) 5.00%12/1/25	1,000,000	1,019,270
Virginia Housing & Redevelopment Authority Health
Care Facility Lease Revenue 5.25% 10/1/25	880,000	844,017
		1,863,287
Local General Obligation Bonds – 24.09%
Anoka County Capital Improvements
Series A 4.00% 2/1/17	1,175,000	1,301,172
Series C 5.00% 2/1/27	500,000	530,435
Anoka-Hennepin Independent School District #11
Refunding 5.00% 2/1/17	1,000,000	1,152,030
Brainerd Independent School District #181 Refunding
(School Building) Series A 4.00% 2/1/22	2,500,000	2,577,074
Centennial Independent School District #012 Series A
5.00% 2/1/18 (AGM)	1,000,000	1,035,510
5.00% 2/1/20 (AGM)	750,000	776,633

21

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Duluth Independent School District #709
Revenue Certificates of Participation
Series A 4.25% 2/1/20 (AGM)	$1,710,000	$1,842,953
Hopkins Independent School District #270 5.125% 2/1/17 (FGIC)	2,000,000	2,073,319
Mankato Independent School District #77 (Formerly
Blue Earth County Independent School District #10)
4.125% 2/1/22	1,000,000	1,035,200
Metropolitan Council Minneapolis-St. Paul Metropolitan
Area Waste Water Treatment Series C
5.00% 3/1/16	560,000	647,461
5.00% 3/1/28	1,000,000	1,044,750
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,529,250
Osseo Independent School District #279
Series A 5.00% 2/1/21 (AGM)	1,500,000	1,552,140
Robbinsdale Independent School District #281
Series A 5.00% 2/1/20	1,850,000	2,184,627
South Washington County Independent School District #833
Series A 4.00% 2/1/22	750,000	766,838
Series B 5.00% 2/1/16 (AGM)	1,560,000	1,626,160
St. Paul Independent School District #625 (School Building)
Series A 4.00% 2/1/15	1,020,000	1,110,892
White Bear Lake Independent School District #624 (Formerly
Joint Independent Consolidated Ramsey County School
District #39 & Washington & Anoka Counties School
District #103) Series B 4.75% 2/1/22	1,000,000	1,076,340
		23,862,784
§Pre-Refunded/Escrowed to Maturity Bonds – 5.58%
Edina Housing & Redevelopment Authority Public
Project Revenue (Appropriate Lease Obligation)
5.125% 2/1/19-12	1,000,000	1,041,650
Minnesota Public Facilities Authority Water Pollution
Control Revenue Refunding Series C 5.00% 3/1/18-15	1,000,000	1,139,930
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B 5.50% 7/1/25-14	1,500,000	1,704,540
University of Minnesota Series A
5.75% 7/1/16	1,000,000	1,170,260
5.75% 7/1/18	400,000	475,056
		5,531,436

22

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 6.73%
Minneapolis Art Center Facilities Revenue
(Walker Art Center Project) 5.125% 7/1/21	$2,250,000	$2,278,080
@ Minneapolis Tax Increment Revenue
(Ivy Tower Project) 5.50% 2/1/22	415,000	297,783
Minnesota 911 Revenue (Public Safety Radio
Communication System Project)
4.00% 6/1/14 (ASSURED GTY)	1,370,000	1,491,971
4.25% 6/1/18 (ASSURED GTY)	1,170,000	1,309,230
4.50% 6/1/25 (ASSURED GTY)	1,000,000	1,034,600
Puerto Rico Sales Tax Financing Sales Tax
Revenue (First Subordinate)
Series A 6.125% 8/1/29	250,000	256,938
		6,668,602
State General Obligation Bonds – 7.82%
Minnesota State
Refunding 5.00% 8/1/15	2,000,000	2,291,020
Series A 5.00% 12/1/21	1,000,000	1,148,260
Minnesota State Refunding (Various Purposes) Series D
4.00% 8/1/17	1,395,000	1,551,296
5.00% 8/1/16	1,475,000	1,714,422
Puerto Rico Commonwealth Public Improvement
Series A 5.50% 7/1/19 (NATL-RE) (IBC)	1,000,000	1,038,870
		7,743,868
Transportation Revenue Bonds – 3.92%
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Series A 5.00% 1/1/13 (AMT)	500,000	529,265
Refunding Series B 5.00% 1/1/22 (AMT)	1,000,000	1,025,690
Refunding Series D 5.00% 1/1/22 (AMT)	1,000,000	999,520
Series A 5.00% 1/1/22 (AMBAC)	1,260,000	1,324,991
		3,879,466
Water & Sewer Revenue Bond – 1.45%
St. Paul Sewer Revenue Series D 5.00% 12/1/20	1,275,000	1,439,003
		1,439,003
Total Municipal Bonds (cost $95,103,599)		97,101,081

23

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

Number of shares		Value
Short-Term Investments – 0.83%
Money Market Instrument – 0.02%
Federated Minnesota Municipal Cash Trust	18,673	$18,673
		18,673

Principal amount
¤Variable Rate Demand Note – 0.81%
Minneapolis & St. Paul Housing & Redevelopment Authority
Health Care Revenue (Allina Health System)
Series B-2 0.19% 11/15/35 (LOC - JPMorgan Chase Bank)	$800,000	800,000
		800,000
Total Short-Term Investments (cost $818,673)		818,673

Total Value of Securities – 98.84%
(cost $95,922,272)		97,919,754
Receivables and Other Assets
Net of Liabilities – 1.16%		1,150,949
Net Assets Applicable to 9,186,101
Shares Outstanding – 100.00%		$99,070,703

Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class A ($85,143,583 / 7,897,069 Shares)		$ 10.78
Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class B ($145,033 / 13,412 Shares)		$ 10.81
Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class C ($13,782,087 / 1,275,620 Shares)		$ 10.80

Components of Net Assets at February 28, 2011:
Shares of beneficial interest (unlimited authorization – no par)		$97,817,996
Undistributed net investment income		2,522
Accumulated net realized loss on investments		(747,297)
Net unrealized appreciation of investments		1,997,482
Total net assets		$99,070,703

24

@	Illiquid security. At February 28, 2011, the aggregate amount of illiquid securities was $297,783, which represented 0.30% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY - Insured by the Assured Guaranty Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
HUD — Housing and Urban Development Section 8
IBC — Insured Bond Certificate
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share – Delaware Tax-Free Minnesota Intermediate Fund
Net asset value Class A (A)	$10.78
Sales charge (2.75% of offering price) (B)	0.30
Offering price	$11.08

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

25

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund	February 28, 2011 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.92%
Corporate-Backed Revenue Bonds – 4.40%
Cloquet Pollution Control Revenue (Potlatch Project)
5.90% 10/1/26	$1,700,000	$1,527,229
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	1,731,222
Puerto Rico Port Authority Revenue Special Facilities
(American Airlines) Series A 6.25% 6/1/26 (AMT)	1,390,000	1,146,778
Sartell Environmental Improvement Revenue Refunding
(International Paper) Series A 5.20% 6/1/27	1,750,000	1,652,578
		6,057,807
Education Revenue Bonds – 8.76%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy) Series A 7.00% 8/1/38	500,000	455,485
Duluth Housing & Redevelopment Authority
Lease Revenue (Public School Academy) Series A
5.875% 11/1/40	1,000,000	818,670
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/23	700,000	691,159
Series 6-J1 5.00% 5/1/36	1,000,000	902,020
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	1,317,435
(Macalester College) Series 6-P 4.25% 3/1/32	1,000,000	884,700
(St. John’s University) Series 6-U 4.75% 10/1/33	825,000	767,151
(St. Olaf) Series 6-O
4.50% 10/1/32	1,000,000	894,720
5.00% 10/1/22	1,000,000	1,051,770
(State Scholastic College) Series H 5.125% 12/1/40	750,000	693,518
(University of St. Thomas)
Series 6-I 5.00% 4/1/23	1,500,000	1,560,930
Series 7-A 5.00% 10/1/39	1,000,000	979,830
University of Minnesota Series A 5.125% 4/1/34	1,000,000	1,038,240
		12,055,628
Electric Revenue Bonds – 7.29%
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,022,850
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/34	2,750,000	2,671,955

26

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System
Revenue Refunding Series A
5.00% 1/1/16 (ASSURED GTY)	$1,200,000	$1,323,864
5.00% 1/1/18 (ASSURED GTY)	1,000,000	1,105,250
Puerto Rico Electric Power Authority Revenue
Series XX 5.25% 7/1/40	1,665,000	1,452,263
Southern Minnesota Municipal Power Agency Supply
System Revenue Series A 5.25% 1/1/16 (AMBAC)	1,000,000	1,128,530
Western Minnesota Municipal Power Agency Supply
Revenue Series A 5.00% 1/1/30 (NATL-RE)	1,335,000	1,336,308
		10,041,020
Healthcare Revenue Bonds – 34.90%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Health Care Center) 5.50% 2/1/24	700,000	637,665
Anoka County Housing & Redevelopment Authority
Revenue Series A 6.875% 5/1/40	1,000,000	958,110
Apple Valley Economic Development Authority Health
Care Revenue (Augustanna Home St. Paul Project)
Series A 5.80% 1/1/30	1,000,000	900,430
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
5.00% 9/1/31 (RADIAN)	1,350,000	1,209,506
Refunding 5.00% 9/1/20	1,150,000	1,167,124
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,000,000	1,982,820
Detroit Lakes Housing & Health Facilities Revenue
Refunding (Mankato Lutheran Homes)
Series D 5.50% 8/1/21	500,000	473,390
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
5.00% 4/1/20	1,100,000	1,103,575
5.00% 4/1/31	1,965,000	1,730,988
Mahtomedi Senior Housing Revenue Refunding
(St. Andrews Village Project) 5.75% 12/1/40	1,000,000	800,550
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care) 5.00% 9/1/35	1,880,000	1,644,586

27

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	$2,200,000	$2,087,667
5.25% 5/1/37	1,000,000	899,080
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	1,900,000	2,051,277
Series B 6.50% 11/15/38 (ASSURED GTY)	250,000	264,473
Series D 5.00% 11/15/34 (AMBAC)	3,000,000	2,732,129
Minneapolis-St. Paul Housing & Redevelopment Authority
(Health Partners Obligation Group Project)
6.00% 12/1/17	525,000	552,983
Minnesota Agricultural & Economic Development
Board Revenue (Benedictine Health Systems)
5.75% 2/1/29	1,000,000	849,520
Moorhead Economic Development Authority
Multifamily Housing Revenue Refunding
(Eventide Project) Series A 5.15% 6/1/29	550,000	448,949
Northfield Hospital Revenue 5.375% 11/1/31	1,000,000	915,370
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,362,000
Owatonna Senior Housing Revenue
(Senior Living Project) Series A
5.80% 10/1/29	400,000	360,452
6.00% 4/1/41	1,250,000	1,070,413
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Refunding Series A
6.875% 12/1/29	1,000,000	985,880
7.375% 12/1/41	375,000	374,258
Sartell Health Care Facilities Revenue
(Country Manor Campus) Series A 6.25% 9/1/36	925,000	872,284
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center) 5.25% 9/1/34	1,000,000	907,300
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,503,000
Series A 5.125% 5/1/30	2,125,000	2,118,412

28

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Louis Park Health Care Facilities Revenue Refunding
(Park Nicollet Health Services)
5.75% 7/1/39	$1,500,000	$1,417,905
Series C 5.50% 7/1/23	1,000,000	1,021,710
St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Health Partners Obligation Group Project)
5.25% 5/15/36	1,000,000	864,730
(Senior Carondelet Village Project) Series A
6.00% 8/1/42	770,000	707,153
St. Paul Housing & Redevelopment Authority Health
Care Revenue (Allina Health System) Series A
5.00% 11/15/18 (NATL-RE)	1,900,000	2,039,706
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Health East Project)
6.00% 11/15/25	1,000,000	931,480
6.00% 11/15/30	1,000,000	871,690
Series A 5.70% 11/1/15	600,000	596,550
Series B 5.85% 11/1/17	250,000	246,725
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue Refunding (Marion Center Project)
Series A 5.375% 5/1/43	1,000,000	733,220
Stillwater Health Care Revenue
(Health System Obligation Group)
5.00% 6/1/25	2,000,000	1,917,540
5.00% 6/1/35	1,000,000	878,750
@ Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28	1,825,000	1,553,422
Winona Health Care Facilities Revenue Refunding
(Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,309,800
		48,054,572
Housing Revenue Bonds – 11.42%
Chanhassen Multifamily Housing Revenue Refunding
(Heritage Park Apartments Project)
6.20% 7/1/30 (AMT) (FHA) (HUD)	300,000	300,153
Chaska Multifamily Housing Revenue
(West Suburban Housing Partners Project)
5.875% 3/1/31 (AMT)	1,000,000	791,330

29

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project) Refunding
Series A 7.25% 11/1/29	$2,085,000	$2,088,565
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	1,180,000	1,180,189
(Trinity Apartments) Refunding
Series A 6.75% 5/1/21 (HUD)	560,000	561,299
Minneapolis-St. Paul Housing Finance Board Single
Family Mortgage (City Living Project)
Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (AMT)	666,574	615,608
Minnesota Housing Finance Agency
(Rental Housing)
Series A 4.875% 8/1/24 (AMT)	585,000	571,738
Series A-1 5.00% 8/1/40 (AMT)	2,265,000	2,048,896
(Residential Housing)
Series G 5.00% 7/1/36 (AMT)	965,000	890,714
Series I 4.85% 7/1/38 (AMT)	1,145,000	1,025,737
Series L 5.10% 7/1/38 (AMT)	1,500,000	1,387,650
Series M 4.875% 7/1/37 (AMT)	2,500,000	2,254,875
(Single Family Mortgage) Series E 6.25% 1/1/23 (AMT)	5,000	5,006
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue (Shelby Grotto Housing Project)
5.50% 9/20/44 (AMT) (GNMA) (FHA)	750,000	736,448
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	566,183
@ Washington County Housing & Redevelopment
Authority Revenue Refunding (Briar Pond Project)
Series B 7.125% 8/20/34	795,000	693,971
		15,718,362
Lease Revenue Bonds – 2.78%
Hibbing Economic Development Authority Revenue
(Public Project - Hibbing Lease Obligation)
6.40% 2/1/12	140,000	140,147
St. Paul Port Authority Lease Revenue (Robert Street
Office Building Project) Series 3-11 5.00% 12/1/27	1,000,000	1,013,150
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/29	2,660,000	2,681,253
		3,834,550

30

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 11.80%
Chaska Independent School District #112
Series A 4.50% 2/1/28 (NATL-RE)	$1,000,000	$1,004,880
Farmington Independent School District #192
Series B 5.00% 2/1/27 (AGM)	1,000,000	1,002,430
Foley Independent School District #51 (School Building)
Refunding Series A 5.00% 2/1/21	1,105,000	1,194,781
Hopkins Independent School District #270 Facilities
5.00% 2/1/26 (NATL-RE)	1,055,000	1,089,646
Lakeville Independent School District #194
Series A 4.75% 2/1/22 (AGM)	1,000,000	1,022,110
Metropolitan Council Minneapolis-St. Paul
Metropolitan Area Waste Water Treatment
Series B 5.00% 12/1/21	500,000	539,815
Series C 5.00% 3/1/28	1,000,000	1,044,750
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,529,250
Moorhead Improvement Series B 5.00% 2/1/33 (NATL-RE)	750,000	754,020
Perham Disposal System 6.00% 5/1/22 (AMT)	1,500,000	1,501,335
South Washington County Independent School
District #833 Series A 4.75% 2/1/27	1,500,000	1,532,340
Todd Morrison Cass & Wadena Counties United Hospital
District (Health Care Facilities-Lakewood)
5.00% 12/1/21	610,000	631,698
5.125% 12/1/24	205,000	210,369
5.25% 12/1/26	1,540,000	1,570,353
White Bear Lake Independent School District #624
(Formerly Joint Independent Consolidated Ramsey
County School District #39 & Washington & Anoka
Counties School District #103) Series B 4.75% 2/1/22	1,500,000	1,614,511
		16,242,288
§Pre-Refunded Bonds – 4.79%
Andover Economic Development Authority Public
Facilities Lease Revenue (Andover Community Center)
5.20% 2/1/34-14	1,000,000	1,087,220
Duluth Economic Development Authority
Health Care Facilities Revenue
(Benedictine Health System - St. Mary’s Hospital)
5.25% 2/15/28-14	1,000,000	1,120,470
5.25% 2/15/33-14	750,000	840,353

31

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Minneapolis Community Development Agency Supported
Development Revenue (Limited Tax Common Bond Fund)
Series G-3 5.45% 12/1/31-11	$1,000,000	$1,038,360
Minnesota State 5.00% 8/1/21-13 (AGM)	1,250,000	1,377,487
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B 5.25% 7/1/30-14	1,000,000	1,128,220
		6,592,110
Special Tax Revenue Bonds – 7.82%
Hennepin County Sales Tax Revenue
(First Lien - Ball Park Project)
Series B 5.00% 12/15/24	1,000,000	1,074,090
(Second Lien - Ballpark Project) Series B
5.00% 12/15/20	1,500,000	1,673,595
5.00% 12/15/24	1,000,000	1,069,750
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2A 5.00% 6/1/28 (AMT)	1,170,000	1,063,928
Minneapolis Tax Increment Revenue
@(Ivy Tower Project) 5.70% 2/1/29	785,000	496,363
(St. Anthony Falls Project) 5.65% 2/1/27	500,000	431,470
Minnesota 911 Revenue (Public Safety Radio Commission
System Project) 5.00% 6/1/24 (ASSURED GTY)	1,000,000	1,083,560
Puerto Rico Commonwealth Infrastructure Financing
Authority Special Tax Revenue Series B 5.00% 7/1/46	800,000	628,128
Puerto Rico Sales Tax Financing Sales Tax Revenue
(First Subordinate) Series B 5.75% 8/1/37	790,000	784,652
St. Paul Port Authority (Brownsfields Redevelopment Tax)
Series 2 5.00% 3/1/37	1,500,000	1,468,995
Virgin Islands Public Finance Authority Revenue
(Senior Lien Matching Fund Loan Note)
Series A 5.25% 10/1/24	1,000,000	996,300
		10,770,831
State General Obligation Bond – 0.81%
Minnesota State Refunding (Various Purposes)
Series D 4.00% 8/1/17	1,000,000	1,112,040
		1,112,040

32

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bond – 1.45%
Minneapolis - St. Paul Metropolitan Airports
Commission Revenue Series A 5.00% 1/1/28 (NATL-RE)	$2,000,000	$1,990,860
		1,990,860
Water & Sewer Revenue Bonds – 2.70%
Minnesota Public Facilities Authority Clean Water Revenue
Series B 5.00% 3/1/18	2,000,000	2,324,920
St. Paul Sewer Revenue Series D 5.00% 12/1/19	1,220,000	1,391,093
		3,716,013
Total Municipal Bonds (cost $140,596,256)		136,186,081

	Number of shares
Short-Term Investment – 0.05%
Money Market Instrument – 0.05%
Federated Minnesota Municipal Cash Trust	70,855	70,855
Total Short-Term Investment (cost $70,855)		70,855

Total Value of Securities – 98.97%
(cost $140,667,111)		136,256,936
Receivables and Other Assets
Net of Liabilities – 1.03%		1,415,567
Net Assets Applicable to 13,753,078
Shares Outstanding – 100.00%		$137,672 ,503

Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class A ($108,336,246 / 10,826,775 Shares)		$10.01
Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class B ($3,414,478 / 340,764 Shares)		$10.02
Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class C ($25,921,779 / 2,585,539 Shares)		$10.03

33

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

Components of Net Assets at February 28, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$145,767,616
Undistributed net investment income	55
Accumulated net realized loss on investments	(3,684,993)
Net unrealized depreciation of investments	(4,410,175)
Total net assets	$137,672,503

§
Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At February 28, 2011, the aggregate amount of illiquid securities was $2,743,756, which represented 1.99% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association Collateral
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development Section 8
NATL-RE — Insured by the National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Minnesota High-Yield Municipal Bond Fund
Net asset value Class A (A)	$10.01
Sales charge (4.50% of offering price) (B)	0.47
Offering price	$10.48

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

34

Statements of operations
Six Months Ended February 28, 2011 (Unaudited)

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Investment Income:
Interest	$14,603,270	$2,262,074	$3,683,656

Expenses:
Management fees	1,613,657	261,591	398,389
Distribution expenses – Class A	692,652	112,642	142,406
Distribution expenses – Class B	29,181	762	18,588
Distribution expenses – Class C	181,834	72,204	136,672
Dividend disbursing and transfer agent
fees and expenses	156,892	35,701	54,319
Accounting and administration expenses	117,425	20,620	28,548
Reports and statements to shareholders	27,062	6,438	4,804
Audit and tax	21,679	8,152	9,316
Registration fees	20,643	13,455	6,821
Legal fees	19,012	7,915	6,313
Trustees’ fees	16,547	2,907	4,014
Insurance fees	13,108	2,350	3,108
Pricing fees	8,923	4,769	6,304
Custodian fees	6,282	1,228	1,290
Consulting fees	3,119	649	738
Trustees’ expenses	1,309	207	296
Dues and services	814	1,799	—
	2,930,139	553,389	821,926
Less fees waived	(15,968)	(5,117)	(29,387)
Less waived distribution expenses – Class A	—	(45,057)	—
Less expense paid indirectly	(356)	(77)	(114)
Total operating expenses	2,913,815	503,138	792,425
Net Investment Income	11,689,455	1,758,936	2,891,231

36

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain (loss) on investments	$4,182,101	$(15,209)	$481,779
Net change in unrealized appreciation/
depreciation of investments	(40,126,016)	(5,097,114)	(10,680,627)
Net Realized and Unrealized Loss
on Investments	(35,943,915)	(5,112,323)	(10,198,848)

Net Decrease in Net Assets
Resulting from Operations	$(24,254,460)	$(3,353,387)	$(7,307,617)
See accompanying notes, which are an integral part of the financial statements.

37

Statements of changes in net assets
Delaware Tax-Free Minnesota Fund

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$11,689,455	$23,696,469
Net realized gain on investments	4,182,101	1,833,214
Net change in unrealized
appreciation/depreciation of investments	(40,126,016)	25,429,642
Net increase (decrease) in net assets
resulting from operations	(24,254,460)	50,959,325

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(11,071,516)	(22,294,999)
Class B	(94,497)	(258,145)
Class C	(590,087)	(1,147,610)

Net realized gain on investments:
Class A	(2,377,492)	—
Class B	(25,548)	—
Class C	(157,451)	—
	(14,316,591)	(23,700,754)

Capital Share Transactions:
Proceeds from shares sold:
Class A	21,965,698	46,342,217
Class B	—	307
Class C	2,071,165	7,044,823

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	9,322,852	14,438,208
Class B	82,256	171,205
Class C	627,154	866,714
	34,069,125	68,863,474

38

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(53,478,282)	$(58,794,667)
Class B	(1,843,669)	(2,806,931)
Class C	(5,792,366)	(4,726,887)
	(61,114,317)	(66,328,485)
Increase (decrease) in net assets derived from
capital share transactions	(27,045,192)	2,534,989
Net Increase (Decrease) in Net Assets	(65,616,243)	29,793,560

Net Assets:
Beginning of period	632,866,065	603,072,505
End of period	$567,249,822	$632,866,065

Distributions in excess of
net investment income	$(145,618)	$(144,194)

See accompanying notes, which are an integral part of the financial statements.

39

Statements of changes in net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,758,936	$3,280,111
Net realized gain (loss) on investments	(15,209)	269,806
Net change in unrealized
appreciation/depreciation of investments	(5,097,114)	4,114,787
Net increase (decrease) in net assets
resulting from operations	(3,353,387)	7,664,704

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(1,564,440)	(2,934,175)
Class B	(1,991)	(4,488)
Class C	(189,374)	(334,083)
	(1,755,805)	(3,272,746)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,860,489	26,843,282
Class B	—	71,813
Class C	1,792,769	5,693,861

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,022,481	1,875,774
Class B	1,986	4,120
Class C	149,441	241,743
	10,827,166	34,730,593

40

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(15,905,138)	$(13,988,840)
Class B	(20,113)	(231,461)
Class C	(2,109,001)	(3,128,847)
	(18,034,252)	(17,349,148)
Increase (decrease) in net assets derived from
capital share transactions	(7,207,086)	17,381,445
Net Increase (Decrease) in Net Assets	(12,316,278)	21,773,403

Net Assets:
Beginning of period	111,386,981	89,613,578
End of period	$99,070,703	$111,386,981

Undistributed net investment income	$2,522	$2,522

See accompanying notes, which are an integral part of the financial statements.

41

Statements of changes in net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,891,231	$5,595,726
Net realized gain on investments	481,779	498,563
Net change in unrealized
appreciation/depreciation of investments	(10,680,627)	10,746,599
Net increase (decrease) in net assets
resulting from operations	(7,307,617)	16,840,888

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(2,356,718)	(4,546,424)
Class B	(62,880)	(149,738)
Class C	(462,933)	(866,306)
	(2,882,531)	(5,562,468)

Capital Share Transactions:
Proceeds from shares sold:
Class A	8,076,865	14,818,477
Class B	363	157
Class C	2,326,747	4,061,927

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,541,174	2,929,971
Class B	52,896	104,474
Class C	377,165	629,003
	12,375,210	22,544,009

42

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(12,322,868)	$(15,506,059)
Class B	(508,769)	(1,328,942)
Class C	(3,575,995)	(2,778,753)
	(16,407,632)	(19,613,754)
Increase (decrease) in net assets derived from
capital share transactions	(4,032,422)	2,930,255
Net Increase (Decrease) in Net Assets	(14,222,570)	14,208,675

Net Assets:
Beginning of period	151,895,073	137,686,398
End of period	$137,672,503	$151,895,073

Undistributed net investment income	$55	$37

See accompanying notes, which are an integral part of the financial statements.

43

Financial highlights
Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses3

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly3

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

44

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$12.730	$12.180	$12.120	$12.170	$12.490	$12.690

0.242	0.484	0.474	0.495	0.511	0.511
(0.717)	0.550	0.107	(0.041)	(0.313)	(0.172)
(0.475)	1.034	0.581	0.454	0.198	0.339

(0.243)	(0.484)	(0.473)	(0.502)	(0.507)	(0.513)
(0.052)	—	(0.048)	(0.002)	(0.011)	(0.026)
(0.295)	(0.484)	(0.521)	(0.504)	(0.518)	(0.539)

$11.960	$12.730	$12.180	$12.120	$12.170	$12.490

(3.75% )	8.66%	5.04%	3.77%	1.58%	2.78%

$528,664	$586,651	$559,393	$574,914	$578,194	$381,720

0.92%	0.93%	0.92%	0.93%	0.94%	0.93%
—	—	0.01%	0.18%	0.29%	0.26%
0.92%	0.93%	0.93%	1.11%	1.23%	1.19%

0.93%	0.93%	0.94%	0.93%	0.96%	0.94%
—	—	0.01%	0.18%	0.29%	0.26%
0.93%	0.93%	0.95%	1.11%	1.25%	1.20%

3.98%	3.89%	4.03%	4.05%	4.12%	4.11%

3.97%	3.89%	4.01%	4.05%	4.10%	4.10%
7%	20%	20%	17%	7%	13%

3 Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements”.

45

Financial highlights
Delaware Tax-Free Minnesota Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses3

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly3

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

46

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$12.740	$12.190	$12.130	$12.180	$12.500	$12.700

0.196	0.391	0.386	0.403	0.419	0.418
(0.716)	0.550	0.107	(0.041)	(0.314)	(0.172)
(0.520)	0.941	0.493	0.362	0.105	0.246

(0.198)	(0.391)	(0.385)	(0.410)	(0.414)	(0.420)
(0.052)	—	(0.048)	(0.002)	(0.011)	(0.026)
(0.250)	(0.391)	(0.433)	(0.412)	(0.425)	(0.446)

$11.970	$12.740	$12.190	$12.130	$12.180	$12.500

(4.10% )	7.85%	4.26%	2.99%	0.82%	2.01%

$5,086	$7,234	$9,506	$11,593	$15,674	$11,354

1.67%	1.68%	1.67%	1.68%	1.69%	1.68%
—	—	0.01%	0.18%	0.29%	0.26%
1.67%	1.68%	1.68%	1.86%	1.98%	1.94%

1.68%	1.68%	1.69%	1.68%	1.71%	1.69%
—	—	0.01%	0.18%	0.29%	0.26%
1.68%	1.68%	1.70%	1.86%	2.00%	1.95%

3.23%	3.14%	3.28%	3.30%	3.37%	3.36%

3.22%	3.14%	3.26%	3.30%	3.35%	3.35%
7%	20%	20%	17%	7%	13%

3 Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements”.

47

Financial highlights
Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses3

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly3

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

48

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$12.780	$12.220	$12.160	$12.200	$12.530	$12.720

0.197	0.392	0.386	0.403	0.418	0.418
(0.727)	0.560	0.107	(0.031)	(0.323)	(0.162)
(0.530)	0.952	0.493	0.372	0.095	0.256

(0.198)	(0.392)	(0.385)	(0.410)	(0.414)	(0.420)
(0.052)	—	(0.048)	(0.002)	(0.011)	(0.026)
(0.250)	(0.392)	(0.433)	(0.412)	(0.425)	(0.446)

$12.000	$12.780	$12.220	$12.160	$12.200	$12.530

(4.16% )	7.91%	4.25%	3.06%	0.73%	2.08%

$33,500	$38,981	$34,174	$27,585	$26,830	$15,125

1.67%	1.68%	1.67%	1.68%	1.69%	1.68%
—	—	0.01%	0.18%	0.29%	0.26%
1.67%	1.68%	1.68%	1.86%	1.98%	1.94%

1.68%	1.68%	1.69%	1.68%	1.71%	1.69%
—	—	0.01%	0.18%	0.29%	0.26%
1.68%	1.68%	1.70%	1.86%	2.00%	1.95%

3.23%	3.14%	3.28%	3.30%	3.37%	3.36%

3.22%	3.14%	3.26%	3.30%	3.35%	3.35%
7%	20%	20%	17%	7%	13%

3 Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements”.

49

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

50

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$11.290	$10.820	$10.720	$10.610	$10.860	$11.010

0.189	0.376	0.384	0.414	0.445	0.429
(0.511)	0.469	0.100	0.110	(0.250)	(0.150)
(0.322)	0.845	0.484	0.524	0.195	0.279

(0.188)	(0.375)	(0.384)	(0.414)	(0.445)	(0.429)
(0.188)	(0.375)	(0.384)	(0.414)	(0.445)	(0.429)

$10.780	$11.290	$10.820	$10.720	$10.610	$10.860

(2.85% )	7.96%	4.67%	5.00%	1.80%	2.62%

$85,144	$96,568	$78,021	$58,465	$48,477	$48,297
0.84%	0.82%	0.75%	0.75%	0.76%	0.75%

0.95%	0.96%	0.97%	0.95%	1.00%	0.97%
3.48%	3.42%	3.62%	3.83%	4.11%	3.96%

3.37%	3.28%	3.40%	3.63%	3.87%	3.74%
16%	22%	12%	27%	15%	11%

51

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

52

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$11.330	$10.850	$10.750	$10.640	$10.890	$11.040

0.143	0.284	0.295	0.322	0.353	0.337
(0.520)	0.479	0.100	0.110	(0.250)	(0.150)
(0.377)	0.763	0.395	0.432	0.103	0.187

(0.143)	(0.283)	(0.295)	(0.322)	(0.353)	(0.337)
(0.143)	(0.283)	(0.295)	(0.322)	(0.353)	(0.337)

$10.810	$11.330	$10.850	$10.750	$10.640	$10.890

(3.33% )	7.14%	3.79%	4.10%	0.94%	1.75%

$145	$170	$317	$908	$1,713	$1,993
1.69%	1.67%	1.60%	1.60%	1.61%	1.60%

1.70%	1.71%	1.72%	1.70%	1.75%	1.72%
2.63%	2.57%	2.77%	2.98%	3.26%	3.11%

2.62%	2.53%	2.65%	2.88%	3.12%	2.99%
16%	22%	12%	27%	15%	11%

53

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

54

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$11.320	$10.840	$10.740	$10.630	$10.880	$11.030

0.143	0.283	0.295	0.322	0.353	0.337
(0.520)	0.479	0.100	0.110	(0.250)	(0.150)
(0.377)	0.762	0.395	0.432	0.103	0.187

(0.143)	(0.282)	(0.295)	(0.322)	(0.353)	(0.337)
(0.143)	(0.282)	(0.295)	(0.322)	(0.353)	(0.337)

$10.800	$11.320	$10.840	$10.740	$10.630	$10.880

(3.34% )	7.14%	3.78%	4.10%	0.94%	1.75%

$13,782	$14,649	$11,276	$7,126	$4,936	$5,162
1.69%	1.67%	1.60%	1.60%	1.61%	1.60%

1.70%	1.71%	1.72%	1.70%	1.75%	1.72%
2.63%	2.57%	2.77%	2.98%	3.26%	3.11%

2.62%	2.53%	2.65%	2.88%	3.12%	2.99%
16%	22%	12%	27%	15%	11%

55

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

56

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$10.710	$9.910	$10.000	$10.180	$10.530	$10.610

0.212	0.415	0.422	0.418	0.430	0.445
(0.701)	0.798	(0.091)	(0.180)	(0.350)	(0.082)
(0.489)	1.213	0.331	0.238	0.080	0.363

(0.211)	(0.413)	(0.421)	(0.418)	(0.430)	(0.443)
(0.211)	(0.413)	(0.421)	(0.418)	(0.430)	(0.443)

$10.010	$10.710	$9.910	$10.000	$10.180	$10.530

(4.59% )	12.46%	3.63%	2.35%	0.71%	3.54%

$108,336	$119,038	$107,951	$116,999	$109,807	$87,504
0.93%	0.93%	0.89%	0.89%	0.90%	0.89%

0.97%	0.98%	0.97%	0.97%	1.00%	1.00%
4.15%	4.02%	4.49%	4.11%	4.09%	4.26%

4.11%	3.97%	4.41%	4.03%	3.99%	4.15%
3%	11%	12%	10%	10%	4%

57

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

58

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$10.720	$9.920	$10.010	$10.190	$10.550	$10.630

0.174	0.338	0.352	0.341	0.351	0.367
(0.701)	0.798	(0.091)	(0.179)	(0.360)	(0.082)
(0.527)	1.136	0.261	0.162	(0.009)	0.285

(0.173)	(0.336)	(0.351)	(0.342)	(0.351)	(0.365)
(0.173)	(0.336)	(0.351)	(0.342)	(0.351)	(0.365)

$10.020	$10.720	$9.920	$10.010	$10.190	$10.550

(4.94% )	11.62%	2.86%	1.58%	(0.13% )	2.77%

$3,415	$4,130	$4,995	$5,907	$7,334	$9,578
1.68%	1.68%	1.64%	1.64%	1.65%	1.64%

1.72%	1.73%	1.72%	1.72%	1.75%	1.75%
3.40%	3.27%	3.74%	3.36%	3.34%	3.51%

3.36%	3.22%	3.66%	3.28%	3.24%	3.40%
3%	11%	12%	10%	10%	4%

59

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

60

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$10.730	$9.930	$10.020	$10.200	$10.550	$10.630

0.174	0.338	0.352	0.342	0.351	0.367
(0.701)	0.798	(0.091)	(0.181)	(0.350)	(0.082)
(0.527)	1.136	0.261	0.161	0.001	0.285

(0.173)	(0.336)	(0.351)	(0.341)	(0.351)	(0.365)
(0.173)	(0.336)	(0.351)	(0.341)	(0.351)	(0.365)

$10.030	$10.730	$9.930	$10.020	$10.200	$10.550

(4.93% )	11.61%	2.85%	1.58%	(0.04% )	2.76%

$25,922	$28,727	$24,740	$28,849	$26,016	$20,516
1.68%	1.68%	1.64%	1.64%	1.65%	1.64%

1.72%	1.73%	1.72%	1.72%	1.75%	1.75%
3.40%	3.27%	3.74%	3.36%	3.34%	3.51%

3.36%	3.22%	3.66%	3.28%	3.24%	3.40%
3%	11%	12%	10%	10%	4%

61

Notes to financial statements
Delaware Minnesota Municipal Bond Funds	February 28, 2011 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds and Voyageur Intermediate Tax-Free Funds are individually referred to as a “Trust” and collectively as “Trusts”. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a “Fund” or collectively as the “Funds”). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and up to 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year for the Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for the Delaware Tax-Free Minnesota Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and declined from 2% to zero for Delaware Tax-Free Minnesota Intermediate Fund depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and approximately five years after purchase for Delaware Tax-Free Minnesota Intermediate Fund. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

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The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and the Minnesota state personal income tax, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (August 31, 2007 – August 31, 2010), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Funds on the basis of “settled shares” of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

63

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

1. Significant Accounting Policies (continued)

Interest and Related Expenses — Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from the Funds’ participation in inverse floater programs where a Fund has transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In conveyance of the bond, the Funds receive the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Funds, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ expenses are recorded on the accrual basis. There were no interest and related expenses for the six months ended February 28, 2011.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Funds may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended February 28, 2011.

The Funds receive earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended February 28, 2011, the Funds earned the following under this agreement:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$356	$77	$114

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2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

Effective December 29, 2010, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Funds to the extent necessary to prevent total annual fund operating expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding the following percentages of each Fund’s average daily net assets through December 29, 2011. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Funds’ Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds. Prior to December 29, 2010, DMC had voluntarily agreed to waive that portion, if any, of its management fee and reimburse Delaware Minnesota High-Yield Municipal Bond Fund to the extent necessary to ensure that total annual operating expenses did not exceed 0.70% of average daily net assets.

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Effective December 29, 2010
Operating expense limitation as a
percentage of average daily net
assets (per annum)	0.65%	0.69%	0.64%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of

65

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended February 28, 2011, each Fund was charged for these services as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$14,799	$2,599	$3,598

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. DDLP has contracted to limit Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares 12b-1 fees through December 29, 2011 to no more than 0.15% of average daily net assets.

At February 28, 2011, each Fund had liabilities payable to affiliates as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Investment management fees
payable to DMC	$230,535	$35,343	$48,174
Dividend disbursing, transfer
agent and fund accounting
oversight fees and other
expenses payable to DSC	12,502	2,405	3,706
Distribution fees payable
to DDLP	130,596	20,524	43,132
Other expenses payable to
DMC and affiliates*	19,083	2,571	5,727

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

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As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended February 28, 2011, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$2,169	$393	$513

For the six months ended February 28, 2011, DDLP earned commissions on sales of the Fund’s Class A shares for each Fund as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$31,418	$7,161	$8,415

For the six months ended February 28, 2011, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Class A	$0	$0	$0
Class B	885	20	1,634
Class C	1,020	1,373	192

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 28, 2011, the Funds made purchases and sales of investment securities other than short-term investments as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Purchases	$43,616,966	$16,599,502	$3,889,100
Sales	79,937,129	24,757,454	6,932,060

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Notes to financial statements
Delaware Minnesota Municipal Bond Funds

3. Investments (continued)

At February 28, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2011, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Cost of investments	$561,555,426	$95,917,422	$140,507,248
Aggregate unrealized appreciation	$16,889,669	$2,774,153	$2,630,270
Aggregate unrealized depreciation	(14,498,902)	(771,821)	(6,880,582)
Net unrealized
appreciation (depreciation)	$2,390,767	$2,002,332	$(4,250,312)

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

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The following table summarizes the valuation of the each Fund’s investments by fair value hierarchy levels as of February 28, 2011:

	Delaware Tax-Free Minnesota Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$561,859,796	$561,859,796
Short-Term Investments	186,397	1,900,000	2,086,397
Total	$186,397	$563,759,796	$563,946,193

	Delaware Tax-Free Minnesota Intermediate Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$97,101,081	$97,101,081
Short-Term Investments	18,673	800,000	818,673
Total	$18,673	$97,901,081	$97,919,754

	Delaware Minnesota High-Yield Municipal Bond Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$136,186,081	$136,186,081
Short-Term Investment	70,855	—	70,855
Total	$70,855	$136,186,081	$136,256,936

There were no Level 3 securities at the beginning or end of the period.

During the six months ended February 28, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2011 and the year ended August 31, 2010 was as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Six Months Ended 2/28/11*
Ordinary income	$1,054,835	$5,714	$9,116
Tax-exempt income	11,686,069	1,750,091	2,873,415
Long-term capital gain	1,575,687	—	—
Total	$14,316,591	$1,755,805	$2,882,531

Year Ended 8/31/10
Ordinary income	$45,305	$17,672	$9,495
Tax-exempt income	23,655,449	3,255,074	5,552,973
Total	$23,700,754	$3,272,746	$5,562,468

*Tax information for the six months ended February 28, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

69

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2011, the estimated components of net assets on a tax basis were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Shares of beneficial interest	$561,732,978	$97,817,996	$145,767,616
Distributions payable	(379,903)	(54,789)	(95,082)
Undistributed ordinary income	13,451	—	—
Undistributed long-term capital gains	3,258,244	—	—
Undistributed tax-exempt income	234,285	57,311	95,137
Realized gains 9/1/10-2/28/11	—	224,034	481,867
Capital loss carryforward
as of 8/31/10	—	(741,082)	(4,326,723)
Post-October losses	—	(235,099)	—
Unrealized appreciation (depreciation) of
investments	2,390,767	2,002,332	(4,250,312)
Net assets	$567,249,822	$99,070,703	$137,672,503

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments and distributions payable.

Post-October losses represent losses realized on investment transactions from November 1, 2010 through February 28, 2011 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 28, 2011, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Undistributed net investment income	$65,221	$(3,131)	$(8,682)
Accumulated net realized gain (loss)	(65,221)	3,131	8,682

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For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2010 will expire as follows:

	Delaware Tax-Free	Delaware Minnesota
	Minnesota	High-Yield Municipal
Year of Expiration	Intermediate Fund	Bond Fund
2011	$216,009	$243,334
2012	—	684,248
2014	81,340	—
2015	109,745	96,079
2016	—	198,826
2017	333,988	129,724
2018	—	2,974,512
Total	$741,082	$4,326,723

For the six months ended February 28, 2011, the Funds had capital gains which may decrease the capital loss carryforwards as follows:

Delaware Tax-Free	Delaware Minnesota
Minnesota	High-Yield Municipal
Intermediate Fund	Bond Fund
$224,034	$481,867

71

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

6. Capital Shares

Transactions in capital shares were as follows:

			Delaware Tax-Free		Delaware Minnesota
	Delaware Tax-Free		Minnesota		High-Yield Municipal
	Minnesota Fund		Intermediate Fund		Bond Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	2/28/11	8/31/10	2/28/11	8/31/10	2/28/11	8/31/10
Shares sold:
Class A	1,803,096	3,733,307	717,773	2,446,624	779,146	1,436,037
Class B	—	25	—	6,542	35	15
Class C	167,947	565,348	162,983	516,889	222,756	393,200

Shares issued upon reinvestment of dividends and distributions:
Class A	764,473	1,161,269	93,796	170,638	150,511	283,278
Class B	6,733	13,769	182	374	5,158	10,093
Class C	51,268	69,468	13,678	21,937	36,776	60,655
	2,793,517	5,543,186	988,412	3,163,004	1,194,382	2,183,278

Shares repurchased:
Class A	(4,427,967)	(4,736,716)	(1,464,179)	(1,277,249)	(1,217,930)	(1,501,476)
Class B	(149,450)	(225,629)	(1,834)	(21,083)	(49,565)	(128,538)
Class C	(478,118)	(379,026)	(195,284)	(284,347)	(351,043)	(269,385)
	(5,055,535)	(5,341,371)	(1,661,297)	(1,582,679)	(1,618,538)	(1,899,399)
Net increase (decrease)	(2,262,018)	201,815	(672,885)	1,580,325	(424,156)	283,879

For the six months ended February 28, 2011 and the year ended August 31, 2010, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

	Six Months Ended			Year Ended
		2/28/11			8/31/10
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
Minnesota Fund	80,212	80,238	$996,199	143,907	144,023	$1,790,535
Delaware Tax-Free Minnesota
Intermediate Fund	1,108	1,111	12,331	16,599	16,648	182,669
Delaware Minnesota High-Yield
Municipal Bond Fund	16,533	16,549	172,833	77,229	77,360	799,041

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7. Line of Credit

The Funds, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

Effective as of November 16, 2010, the Funds along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $50,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Funds had no amounts outstanding as of February 28, 2011, or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Inverse Floaters — Each Fund may participate in inverse floater programs where a Fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Funds are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Funds typically use inverse floaters to adjust the duration of their portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that a Fund transferred to the trust, the Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. The Funds may also invest in inverse floaters to add additional income to the Funds or to adjust the Funds’ exposure to a specific segment of the yield curve. At February 28, 2011, the Funds held no investments in inverse floaters.

9. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to

73

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

9. Credit and Market Risk (continued)

the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At February 28, 2011, the percentages of each Fund’s net assets insured by insurers are listed below and these securities have been identified in the statements of net assets.

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
21%	23%	15%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

74

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of February 28, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

10. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined no material events or transactions occurred subsequent to February 28, 2011 that would require recognition or disclosure in the Funds’ financial statements.

75

Other Fund information
(Unaudited)
Delaware Minnesota Municipal Bond Funds

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Voyageur Mutual Funds, Voyageur Tax-Free Funds and Voyageur Tax-Free Intermediate Funds (the Trusts) effective May 20, 2010. At a meeting held on May 20, 2010, the Boards of Trustees of the Trusts, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trusts for the fiscal year ending August 31, 2010. During the fiscal years ended August 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trusts did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trusts and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trusts nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trusts ’ financial statements.

76

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

78

Semiannual report Delaware Tax-Free USA Fund Delaware Tax-Free USA Intermediate Fund Delaware National High-Yield Municipal Bond Fund February 28, 2011 Fixed income mutual funds
Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Disclosure of Fund expenses	1
Sector allocations	4
Statements of net assets	7
Statements of operations	52
Statements of changes in net assets	54
Financial highlights	60
Notes to financial statements	84
Other Fund information	96
About the organization	97

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period September 1, 2010 to February 28, 2011

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from September 1, 2010 to February 28, 2011.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Tax-Free USA Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/10	2/28/11	Expense Ratio	9/1/10 to 2/28/11*
Actual Fund return
Class A	$1,000.00	$956.50	0.80%	$3.88
Class B	1,000.00	953.80	1.56%	7.56
Class C	1,000.00	953.80	1.56%	7.56
Institutional Class	1,000.00	958.20	0.56%	2.72
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.83	0.80%	$4.01
Class B	1,000.00	1,017.06	1.56%	7.80
Class C	1,000.00	1,017.06	1.56%	7.80
Institutional Class	1,000.00	1,022.02	0.56%	2.81

Delaware Tax-Free USA Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/10	2/28/11	Expense Ratio	9/1/10 to 2/28/11*
Actual Fund return
Class A	$1,000.00	$961.70	0.75%	$3.65
Class B	1,000.00	956.70	1.60%	7.76
Class C	1,000.00	956.80	1.60%	7.76
Institutional Class	1,000.00	962.10	0.60%	2.92
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.08	0.75%	$3.76
Class B	1,000.00	1,016.86	1.60%	8.00
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

Delaware National High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/10	2/28/11	Expense Ratio	9/1/10 to 2/28/11*
Actual Fund return
Class A	$1,000.00	$937.20	0.85%	$4.08
Class B	1,000.00	933.90	1.60%	7.67
Class C	1,000.00	934.00	1.60%	7.67
Institutional Class	1,000.00	938.10	0.60%	2.88
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class B	1,000.00	1,016.86	1.60%	8.00
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

*“Expenses Paid During Period” are equal to Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Sector allocations
Delaware Tax-Free USA Fund	As of February 28, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	96.59%
Corporate Revenue Bonds	16.36%
Education Revenue Bonds	10.43%
Electric Revenue Bonds	2.32%
Healthcare Revenue Bonds	9.02%
Housing Revenue Bonds	1.46%
Lease Revenue Bonds	4.68%
Local General Obligation Bonds	4.85%
Pre-Refunded/Escrowed to Maturity Bonds	10.26%
Special Tax Revenue Bonds	12.85%
State General Obligation Bonds	10.81%
Transportation Revenue Bonds	9.74%
Water & Sewer Revenue Bonds	3.81%
Short-Term Investments	3.48%
Total Value of Securities	100.07%
Liabilities Net of Receivables and Other Assets	(0.07%)
Total Net Assets	100.00%

Delaware Tax-Free USA Intermediate Fund	As of February 28, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	95.84%
Corporate Revenue Bonds	9.25%
Education Revenue Bonds	5.83%
Electric Revenue Bonds	2.26%
Healthcare Revenue Bonds	9.33%
Housing Revenue Bonds	0.64%
Lease Revenue Bonds	3.26%
Local General Obligation Bonds	5.60%
Pre-Refunded/Escrowed to Maturity Bonds	4.86%
Resource Recovery Revenue Bonds	0.29%
Special Tax Revenue Bonds	11.20%
State General Obligation Bonds	25.21%
Transportation Revenue Bonds	12.56%
Water & Sewer Revenue Bonds	5.55%
Short-Term Investments	2.63%
Total Value of Securities	98.47%
Receivables and Other Assets Net of Liabilities	1.53%
Total Net Assets	100.00%

Sector allocations
Delaware National High-Yield Municipal Bond Fund	As of February 28, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	91.28%
Corporate Revenue Bonds	17.51%
Education Revenue Bonds	19.98%
Electric Revenue Bond	0.42%
Healthcare Revenue Bonds	19.24%
Housing Revenue Bonds	0.70%
Lease Revenue Bonds	3.73%
Local General Obligation Bonds	1.14%
Pre-Refunded Bonds	0.52%
Special Tax Revenue Bonds	16.22%
State General Obligation Bonds	5.26%
Transportation Revenue Bonds	4.89%
Water & Sewer Revenue Bonds	1.67%
Short-Term Investments	5.97%
Total Value of Securities	97.25%
Receivables and Other Assets Net of Liabilities	2.75%
Total Net Assets	100.00%

Statements of net assets
Delaware Tax-Free USA Fund	February 28, 2011 (Unaudited)

	Principal amount	Value
Municipal Bonds – 96.59%
Corporate Revenue Bonds – 16.36%
Alliance Airport Authority, Texas Special Facilities Revenue
(American Airlines Project) Series B 5.25% 12/1/29 (AMT)	$2,250,000	$1,601,078
Brazos, Texas River Authority Pollution Control Revenue
(Texas Utilities) 5.40% 5/1/29 (AMT)	3,000,000	812,190
•(TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)	3,500,000	947,135
Buckeye, Ohio Tobacco Settlement Financing Authority
Asset-Backed Series A-2
5.875% 6/1/47	14,405,000	9,595,746
6.50% 6/1/47	6,000,000	4,381,380
Cloquet, Minnesota Pollution Control Revenue
(Potlatch Corp. Project) 5.90% 10/1/26	1,695,000	1,522,737
Harris County, Texas Industrial Development Corporation
Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,955,000	2,971,430
Hawaii State Department Budget &
Finance Special Purpose Revenue (Hawaiian
Electric Co. Subsidiary) 6.50% 7/1/39	5,350,000	5,279,166
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28	6,000,000	5,885,700
6.25% 6/1/24	6,810,000	6,836,081
Indiana State Finance Authority Environmental Revenue
(U.S. Steel Corp. Project) 6.00% 12/1/26	2,610,000	2,592,905
Indianapolis, Indiana Airport Authority Revenue
Special Facilities (Federal Express Corp. Project)
5.10% 1/15/17 (AMT)	2,750,000	2,905,513
Series 1998 5.50% 5/1/29 (AMT)	2,000,000	1,817,440
Iowa Finance Authority Pollution Control Facility Revenue
(Interstate Power) 5.00% 7/1/14 (FGIC)	3,640,000	3,922,100
Maryland Economic Development Corporation Revenue
(CNX Marine Terminals Inc.) 5.75% 9/1/25	3,375,000	3,173,580
Mason County, West Virginia Pollution Control Revenue
(Appalachian Power Co. Project)
Series K 6.05% 12/1/24 (AMBAC)	3,000,000	3,020,910
Mississippi Business Finance Corporation Pollution Control
Revenue (System Energy Resources, Inc. Project)
5.90% 5/1/22	3,000,000	2,959,950

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Missouri State Environmental Improvement & Energy
Resource Authority Pollution Control Revenue
Refunding (St. Joseph Light & Power Co. Project)
5.85% 2/1/13 (AMBAC)	$2,200,000	$2,205,852
• Mobile, Alabama Industrial Development Board Pollution
Control Revenue (Alabama Power Co.)
Series B 4.875% 6/1/34	4,750,000	5,038,753
M-S-R Energy Authority, California Gas Revenue Series A
6.125% 11/1/29	1,915,000	1,937,176
6.50% 11/1/39	3,915,000	4,071,091
New Jersey Economic Development Authority Special
Facility Revenue (Continental Airlines, Inc. Project)
6.25% 9/15/29 (AMT)	2,000,000	1,874,960
• New York City, New York Industrial Development Agency
Special Facilities Revenue (American Airlines -
JFK International Airport)
7.625% 8/1/25 (AMT)	4,620,000	4,707,133
7.75% 8/1/31 (AMT)	2,000,000	2,046,120
Ohio State Air Quality Development Authority Revenue
Environmental Improvement (First Energy Generation)
Series A 5.70% 8/1/20	4,750,000	4,914,255
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue (Allegheny Energy Supply Co.)
7.00% 7/15/39	6,340,000	6,825,706
Petersburg, Indiana Pollution Control Revenue (Indianapolis
Power & Light Co. Project) 6.375% 11/1/29 (AMT)	5,000,000	5,019,700
Richmond County, Georgia Development Authority
Environmental Improvement Revenue (International
Paper Co.) Series B 5.95% 11/15/25 (AMT)	5,000,000	5,009,150
South Carolina Jobs-Economic Development Authority
Industrial Revenue (South Carolina Electric & Gas Co.
Project) Series B 5.45% 11/1/32 (AMBAC) (AMT)	500,000	464,845
		104,339,782
Education Revenue Bonds – 10.43%
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	5,390,000	4,898,432
Broward County, Florida Educational Facilities Authority
Revenue (Nova Southeastern Project)
5.25% 4/1/27 (RADIAN)	1,000,000	912,910

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Statewide Communities Development Authority
School Facility Revenue (Aspire Public Schools)
6.125% 7/1/46	$5,160,000	$4,534,866
California Statewide Communities Development Authority
Student Housing Revenue (East Campus Apartments, LLC)
Series A 5.625% 8/1/34 (ACA)	3,400,000	3,022,022
Connecticut State Health & Educational Facilities Authority
Revenue (Yale University) Series A-1 5.00% 7/1/25	3,000,000	3,234,570
Delaware County, Pennsylvania Industrial Development
Authority Charter School Revenue (Chester Community
Charter School) Series A 6.125% 8/15/40	2,400,000	2,155,824
Gainesville, Georgia Redevelopment Authority Educational
Facilities Revenue (Riverside Military Academy Project)
5.125% 3/1/37	2,850,000	2,050,233
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	4,200,000	3,930,948
Massachusetts Development Finance Agency
(Harvard University) Series B-2 5.25% 2/1/34	5,000,000	5,303,500
Massachusetts State Health & Educational Facilities
Authority Revenue (Harvard University) Series A
5.00% 12/15/29	5,295,000	5,645,688
5.50% 11/15/36	4,515,000	4,804,682
(Nichols College Project) Series C 6.125% 10/1/29	4,350,000	4,211,540
Missouri State Health & Educational Facilities
Authority Revenue (Washington University)
Series A 5.375% 3/15/39	5,000,000	5,186,700
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	4,285,000	3,933,587
New Jersey State Educational Facilities Authority Revenue
(University of Medicine & Dentistry) Series B 7.50% 12/1/32	1,435,000	1,580,050
Pennsylvania State Higher Educational Facilities Authority
Student Housing Revenue (University Properties Inc. - East
Stroudsburg University of Pennsylvania) 5.00% 7/1/31	6,000,000	5,167,380
Provo, Utah Charter School Revenue (Freedom Academy
Foundation Project) 5.50% 6/15/37	1,665,000	1,188,277
San Juan, Texas Higher Education Finance Authority
Education Revenue (Idea Public Schools)
Series A 6.70% 8/15/40	1,500,000	1,506,195

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Louis, Missouri Industrial Development Authority
Revenue (Confluence Academy Project) Series A
5.25% 6/15/25	$1,150,000	$962,550
5.35% 6/15/32	2,300,000	1,810,491
University of the Virgin Islands Series A 5.375% 6/1/34	500,000	457,530
		66,497,975
Electric Revenue Bonds – 2.32%
California State Department of Water Resources
Series L 5.00% 5/1/20	5,000,000	5,664,550
Puerto Rico Electric Power Authority Revenue
Series PP 5.00% 7/1/25 (NATL-RE) (FGIC)	1,000,000	956,500
Series WW 5.50% 7/1/38	2,100,000	1,915,074
Series XX 5.75% 7/1/36	5,495,000	5,241,186
Sikeston, Missouri Electric Revenue Refunding
6.00% 6/1/13 (NATL-RE)	1,000,000	1,048,640
		14,825,950
Healthcare Revenue Bonds – 9.02%
Brevard County, Florida Health Facilities Authority
Revenue (Heath First Inc. Project)
Series B 7.00% 4/1/39	1,610,000	1,724,664
Butler County, Pennsylvania Hospital Authority
Revenue (Butler Health System Project)
7.125% 7/1/29	2,250,000	2,458,710
Cape Girardeau County, Missouri Industrial
Development Authority Health Care Facilities Revenue
Unrefunded Balance (St. Francis Medical Center)
Series A 5.50% 6/1/32	1,000,000	981,480
Cleveland-Cuyahoga County, Ohio Port Authority
Revenue Senior Housing (St. Clarence - Geac)
Series A 6.25% 5/1/38	1,500,000	1,144,065
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran) Series A 5.25% 6/1/34	4,275,000	3,945,740
Cuyahoga County, Ohio Revenue (Cleveland Clinic
Health Systems) Series A 5.50% 1/1/29	4,000,000	3,977,200
Fairfax County, Virginia Industrial Development Authority
Revenue (Inova Health Services) Series A 5.50% 5/15/35	2,500,000	2,529,400
Gainesville & Hall County, Georgia Development Authority
Revenue Senior Living Facilities (Lanier Village Estates
Project) Series C 7.25% 11/15/29	1,000,000	1,006,600

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Illinois Finance Authority Revenue (Silver Cross &
Medical Centers) 7.00% 8/15/44	$5,500,000	$5,492,739
Illinois Health Facilities Authority Revenue (Elmhurst
Memorial Healthcare Project) 5.625% 1/1/28	2,000,000	1,853,100
Lucas County, Ohio Health Care Facility Revenue (Sunset
Retirement Communities) Series A 6.625% 8/15/30	2,000,000	2,001,620
Maricopa County, Arizona Industrial Development Authority
Health Facilities Revenue (Catholic Healthcare West)
Series A 6.00% 7/1/39	3,690,000	3,696,827
Michigan State Hospital Finance Authority
Revenue (Ascension Health Credit Group)
Series B 5.25% 11/15/26	3,500,000	3,531,395
(Trinity Health Credit) Series C 5.375% 12/1/30	4,500,000	4,369,050
New York State Dormitory Authority Revenue Non State
Supported Debt
(North Shore LI Jewish Health System)
Series A 5.50% 5/1/37	3,000,000	2,926,620
(Orange Regional Medical Center) 6.50% 12/1/21	2,745,000	2,766,219
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Galloway Ridge Project)
Series A 5.875% 1/1/31	1,555,000	1,427,910
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	3,260,000	2,839,199
Ohio State Higher Educational Facility Community Revenue
(Cleveland Clinic Health System Obligation Group)
Series A 5.25% 1/1/33	2,000,000	1,944,160
^ Oregon Health & Science University Revenue (Capital
Appreciation Insured) Series A 5.50% 7/1/21 (NATL-RE)	2,000,000	1,163,200
Philadelphia, Pennsylvania Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple University
Health System) Series A 5.50% 7/1/30	2,700,000	2,410,344
Puerto Rico Industrial, Tourist, Educational,
Medical & Environmental Control Facilities Revenue
(Hospital Auxilio Mutuo Obligated Group)
Series A 6.25% 7/1/24 (NATL-RE)	1,200,000	1,200,900
Tallahassee, Florida Health Facilities Revenue
(Tallahassee Memorial Regional Medical Center)
Series B 6.00% 12/1/15 (NATL-RE)	2,140,000	2,144,430
		57,535,572

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds – 1.46%
California Municipal Finance Authority Mobile Home Park
Revenue (Caritas Projects) Series A 6.40% 8/15/45	$4,770,000	$4,346,519
Florida Housing Finance Agency
(Landings at Sea Forest Apartments) Series T
5.85% 12/1/18 (AMBAC) (FHA) (AMT)	270,000	270,024
6.05% 12/1/36 (AMBAC) (FHA) (AMT)	700,000	633,360
(Spinnaker Cove Apartments) Series G
6.50% 7/1/36 (AMBAC) (FHA) (AMT)	500,000	478,450
Missouri State Housing Development Commission
Mortgage Revenue Single Family Homeowner Loan A
5.20% 9/1/33 (GNMA) (FNMA) (AMT)	160,000	154,245
Missouri State Housing Development Commission
Multifamily Housing Revenue
(Hyder) Series 3 5.60% 7/1/34 (FHA) (AMT)	1,435,000	1,435,187
(San Remo) Series 5 5.45% 1/1/36 (FHA) (AMT)	500,000	489,965
New Mexico Mortgage Finance Authority Revenue
Series E 6.95% 1/1/26 (GNMA) (FNMA)	80,000	80,929
Orange County, Florida Housing Finance Authority
Homeowner Revenue Series B
5.25% 3/1/33 (GNMA) (FNMA) (AMT)	100,000	97,079
Oregon Health, Housing, Educational, & Cultural Facilities
Authority Revenue (Pier Park Project) Series A
6.05% 4/1/18 (AGM) (AMT)	815,000	816,133
Volusia County, Florida Multifamily Housing Finance
Authority (San Marco Apartments)
Series A 5.60% 1/1/44 (AGM) (AMT)	500,000	491,115
		9,293,006
Lease Revenue Bonds – 4.68%
Capital Area, Texas Cultural Education Facilities Finance
Corporation Revenue (Roman Catholic Diocese)
Series B 6.125% 4/1/45	2,045,000	1,948,251
Capital Trust Agency Florida Revenue
(Fort Lauderdale/Cargo Acquisition Project)
5.75% 1/1/32 (AMT)	3,750,000	3,101,813
(Orlando/Cargo Acquisition Project) 6.75% 1/1/32 (AMT)	2,395,000	2,114,282
Grapevine, Texas Industrial Development Corporate Revenue
(Air Cargo) 6.50% 1/1/24 (AMT)	850,000	794,240
Houston, Texas Industrial Development Corporate Revenue
(Air Cargo) 6.375% 1/1/23 (AMT)	1,985,000	1,824,632

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Loudoun County, Virginia Industrial Development
Authority Public Safety Facility Lease Revenue
Series A 5.25% 12/15/23 (AGM)	$700,000	$756,266
Missouri State Development Finance Board Infrastructure
Facilities Revenue
(Branson Landing Project) Series A
5.25% 12/1/19	1,435,000	1,494,538
5.625% 12/1/28	2,365,000	2,389,620
(Sewer System Improvement Project)
Series C 5.00% 3/1/25	605,000	585,465
(Triumph Foods Project) Series A 5.25% 3/1/25	500,000	496,085
New Jersey Economic Development Authority
(School Facilities Construction)
Series EE 5.00% 9/1/18	6,000,000	6,389,819
Series GG 5.75% 9/1/23	1,000,000	1,073,150
New Jersey State Various Purpose 5.00% 6/1/17	3,000,000	3,385,529
Puerto Rico Commonwealth Industrial Development
Company General Purpose Revenue
Series B 5.375% 7/1/16	1,000,000	1,000,700
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series F 5.25% 7/1/25	930,000	887,546
^ St. Louis, Missouri Industrial Development Authority
Leasehold Revenue (Convention Center Hotel)
5.80% 7/15/20 (AMBAC)	3,035,000	1,620,842
		29,862,778
Local General Obligation Bonds – 4.85%
Boerne, Texas Independent School District Building
5.25% 2/1/27 (PSF)	4,000,000	4,169,160
Fairfax County, Virginia Improvement
Series A 5.00% 4/1/18	6,000,000	7,071,961
Georgetown Independent School District (School Building)
5.00% 8/15/22 (PSF)	500,000	565,480
5.00% 8/15/24 (PSF)	1,430,000	1,580,407
5.00% 8/15/25 (PSF)	945,000	1,033,083
5.00% 8/15/26 (PSF)	1,000,000	1,081,820
Los Angeles, California Unified School District Election of 2005
Series F 5.00% 1/1/34	6,180,000	5,915,929

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
New York City, New York
Series I-1 5.375% 4/1/36	$5,000,000	$5,091,650
Unrefunded Balance Series I 5.125% 3/1/23	2,260,000	2,369,881
Powell, Ohio 5.50% 12/1/32 (NATL-RE)	2,000,000	2,052,140
		30,931,511
§Pre-Refunded/Escrowed to Maturity Bonds – 10.26%
Cape Girardeau County, Missouri Industrial Development
Authority Health Care Facilities Revenue (Southeast
Missouri Hospital) 5.25% 6/1/16 (NATL-RE)	440,000	485,373
Duluth, Minnesota Economic Development Authority Health
Care Facilities Revenue (Benedictine Health System -
St. Mary’s Hospital) 5.25% 2/15/33-14	4,000,000	4,481,880
Golden State, California Tobacco Securitization Corporation
Settlement Revenue Series B 5.625% 6/1/38-13	7,500,000	8,313,225
^ Greene County, Missouri Single Family Mortgage Revenue
Municipal Multiplier (Private Mortgage Insurance)
6.10% 3/1/16	1,225,000	1,092,921
Henrico County, Virginia Economic Development Authority
Revenue (Bon Secours Health System)
Series A 5.60% 11/15/30-11	130,000	141,124
Illinois Educational Facilities Authority Student Housing
Revenue (Educational Advancement Fund - University
Center Project) 6.25% 5/1/30-12	5,000,000	5,387,450
Linn County, Oregon Community School District #9
Lebanon 5.60% 6/15/30-13 (FGIC)	2,000,000	2,223,840
Louisiana Public Facilities Authority Hospital Revenue
(Southern Baptist Hospital, Inc. Project) 8.00% 5/15/12	1,880,000	1,954,880
Maryland State Economic Development Corporation,
Student Housing Revenue (University of Maryland
College Park Project) 5.625% 6/1/35-13	1,125,000	1,247,513
Milledgeville-Baldwin County, Georgia Development
Authority Revenue (Georgia College & State University
Foundation Student Housing Project) 6.00% 9/1/33-14	1,000,000	1,172,690
New Jersey State Educational Facilities Authority
Revenue (Stevens Institute of Technology)
Series B 5.25% 7/1/24-14	2,085,000	2,364,056
New Jersey State Highway Authority Garden State
Parkway General Revenue (Senior Parkway)
5.50% 1/1/14 (FGIC)	5,000,000	5,632,500
5.50% 1/1/16 (FGIC)	1,000,000	1,179,700

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds (continued)
New York City, New York
Series I 5.125% 3/1/23-13	$3,615,000	$3,939,229
Series J 5.25% 6/1/28-13	1,495,000	1,648,267
North Carolina Medical Care Commission Hospital Revenue
(Northeast Medical Center Project) 5.125% 11/1/34-14	1,250,000	1,431,238
Oklahoma State Turnpike Authority Revenue (First Senior)
6.00% 1/1/22	13,535,000	16,835,374
Osceola County, Florida School Board Certificates of
Participation Series A 5.25% 6/1/27-12 (AMBAC)	2,500,000	2,669,250
Virgin Islands Public Finance Authority Revenue
Series A 7.30% 10/1/18	2,020,000	2,468,036
Wisconsin Housing & Economic Developing Authority
Revenue 6.10% 6/1/21-17 (FHA)	645,000	762,519
		65,431,065
Special Tax Revenue Bonds – 12.85%
Brooklyn Arena Local Development Corporation, New York
Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	8,230,000	8,390,320
California State Economic Recovery Refunding
Series A 5.25% 7/1/21	3,130,000	3,487,196
Florida Enterprise Community Development District
Special Assessment 6.10% 5/1/16 (NATL-RE)	695,000	697,801
Henderson, Nevada Local Improvement Districts
#T-18 5.30% 9/1/35	2,310,000	1,191,683
Hollywood, Florida Community Redevelopment Agency
Revenue (Beach CRA) 5.625% 3/1/24	1,200,000	1,217,628
Jacksonville, Florida Excise Taxes Revenue
Series B 5.00% 10/1/26 (AMBAC)	1,000,000	1,000,710
Lammersville, California School District Community Facilities
District #2002 (Mountain House) 5.125% 9/1/35	4,125,000	3,185,078
Middlesex County, New Jersey Improvement Authority Senior
Revenue (Heldrich Center Hotel/Conference Project) Series A
5.00% 1/1/32	1,500,000	694,305
5.125% 1/1/37	1,500,000	692,835
Missouri State Environmental Improvement & Energy Water
Pollution Control Revenue (State Revolving Fund Project)
Series A 6.05% 7/1/16 (AGM)	1,030,000	1,034,573
Missouri State Highways & Transportation Commission State
Road Revenue Series B 5.00% 5/1/24	9,000,000	9,600,570

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New Jersey Economic Development Authority Revenue
(Cigarette Tax)
5.50% 6/15/31	$1,000,000	$862,830
5.75% 6/15/34	1,935,000	1,668,686
New York City, New York
Series A 5.00% 8/1/19	2,690,000	3,051,617
Series B 5.00% 8/1/19	5,105,000	5,791,265
New York City, New York Transitional Finance Authority
Future Tax Secured
Fiscal 2011 5.00% 2/1/26	3,000,000	3,169,350
Series C 5.25% 11/1/25	6,000,000	6,528,660
Series D 5.00% 2/1/31	5,000,000	4,999,800
New York Sales Tax Asset Receivables
Series A 5.25% 10/15/27 (AMBAC)	1,000,000	1,049,800
New York State Dormitory Authority State Personal Income
Tax Revenue Series B 5.25% 3/15/38	6,000,000	6,056,640
Puerto Rico Sales Tax Financing Corporation Tax Revenue
Ω(Capital Appreciation) Series A 6.75% 8/1/32	10,780,000	8,728,997
Series A 5.75% 8/1/37	5,000,000	4,966,150
Tampa, Florida Sports Authority Revenue Sales Tax
(Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	1,000,000	1,039,310
^ Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue (Capital
Appreciation-Sales Tax Subordinate Lien) 6.07% 6/1/21	5,230,000	2,834,555
		81,940,359
State General Obligation Bonds – 10.81%
California State 5.25% 11/1/40	3,795,000	3,632,612
California State Revenue (Antic NTS)
Series A-2 3.00% 6/28/11	6,500,000	6,544,070
California State Various Purposes
6.00% 4/1/38	4,060,000	4,197,593
6.50% 4/1/33	2,570,000	2,795,312
Connecticut State Economic Recovery Series A 5.00% 1/1/16	6,000,000	6,834,000
Guam Government Series A 7.00% 11/15/39	4,295,000	4,487,846
Maryland State & Local Facilities Loan
Second Series 5.00% 8/1/16	4,000,000	4,653,760
Series C 5.00% 11/1/18	8,550,000	10,100,115

		Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
	North Carolina State Public Improvement
	Series A 5.00% 5/1/20	$10,585,000	$12,509,036
	Puerto Rico Commonwealth Public Improvement Series A
	5.125% 7/1/31	4,415,000	4,187,583
	5.25% 7/1/23	500,000	487,995
	5.50% 7/1/19 (NATL-RE)	5,000,000	5,194,350
	Virginia State Series D 5.00% 6/1/19	2,785,000	3,293,290
			68,917,562
Transportation Revenue Bonds – 9.74%
	Branson, Missouri Regional Airport Transportation
	Development District Revenue (Branson Airport Project)
	Series B 6.00% 7/1/37 (AMT)	1,500,000	557,175
	Dallas-Fort Worth, Texas International Airport Revenue
	Series A 5.50% 11/1/31 (NATL-RE) (FGIC) (AMT)	1,500,000	1,499,925
	Delaware Transportation Authority 5.00% 7/1/22	4,345,000	4,618,692
	Maryland State Economic Development Corporation Revenue
	(Transportation Facilities Project) Series A 5.75% 6/1/35	5,075,000	4,583,233
	New York State Thruway Authority General Revenue
	Series H 5.00% 1/1/19 (NATL-RE)	6,240,000	6,886,650
	North Texas Tollway Authority Revenue (First Tier)
	Series A 6.00% 1/1/24	3,345,000	3,532,588
	•Series E-3 5.75% 1/1/38	4,320,000	4,790,837
Ω	Pennsylvania Turnpike Commission Revenue Convertible
	Capital Appreciation Series B2 5.35% 12/1/30	8,500,000	6,104,360
	Phoenix, Arizona Civic Improvement Corporation Airport
	Revenue Junior Lien Series A 5.00% 7/1/26	1,800,000	1,810,566
	Port Authority of New York & New Jersey Special Project
	(JFK International Air Terminal)
	6.00% 12/1/42	4,735,000	4,615,205
	6.50% 12/1/28	5,500,000	5,621,990
	St. Louis, Missouri Airport Revenue (Lambert-St. Louis
	International) Series A-1 6.625% 7/1/34	5,995,000	6,109,564
	Texas Private Activity Bond Surface Transportation
	Corporation Senior Lien
	(LBJ Infrastructure) 7.00% 6/30/40	5,715,000	5,816,041
	(Mobility Partners) 6.875% 12/31/39	5,500,000	5,568,585
			62,115,411

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 3.81%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.25% 11/1/39	$5,500,000	$5,664,395
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40	4,000,000	4,227,520
Series A 5.25% 6/15/34	3,705,000	3,715,522
New York State Environmental Facilities Corporation
(State Revolving Foundations Master Financing)
Series A 5.00% 8/15/16	5,245,000	6,088,291
Tampa, Florida Water and Sewer Revenue
6.00% 10/1/16 (AGM)	1,000,000	1,181,850
Virgin Islands Water & Power Authority Water System
Revenue 5.50% 7/1/17	510,000	510,653
West Virginia State Water Development Authority Revenue
(Loan Program III) Series A 6.375% 7/1/39 (AMBAC) (AMT)	2,890,000	2,899,971
		24,288,202
Total Municipal Bonds (cost $614,124,171)		615,979,173

Short-Term Investments – 3.48%
¤Variable Rate Demand Notes – 3.48%
California Pollution Control Financing Authority Pollution
Control Revenue Daily Refunding (Pacific Gas & Electric)
Series F 0.17% 11/1/26 (LOC-JPMorgan Chase Bank)	1,500,000	1,500,000
Maryland State Health & Higher Educational Facilities
Authority Revenue (University of Maryland Medical
System) Series A 0.25% 7/1/34 (LOC-Wachovia Bank)	1,500,000	1,500,000
Massachusetts State Health & Educational Facilities
Authority Revenue
(Children’s Hospital) Series N-4 0.21% 10/1/49
(LOC-JPMorgan Chase Bank)	10,000,000	10,000,000
(Harvard University) Series R 0.15% 11/1/49	3,300,000	3,300,000
New York City, New York
Series B-3 0.17% 8/15/17 (LOC-JPMorgan Chase Bank)	800,000	800,000
Sub-Series A-7
0.17% 8/1/20 (LOC-JPMorgan Chase Bank)	4,500,000	4,500,000
0.17% 8/1/21 (LOC-JPMorgan Chase Bank)	600,000	600,000
Total Short-Term Investments (cost $22,200,000)		22,200,000

Value

Total Value of Securities – 100.07%
(cost $636,324,171)	$638,179,173
Liabilities Net of Receivables
and Other Assets – (0.07%)	(434,634)
Net Assets Applicable to 58,645,027
Shares Outstanding – 100.00%	$637,744,539

Net Asset Value – Delaware Tax-Free USA Fund
Class A ($600,692,820 / 55,241,776 Shares)	$10.87
Net Asset Value – Delaware Tax-Free USA Fund
Class B ($3,594,460 / 330,723 Shares)	$10.87
Net Asset Value – Delaware Tax-Free USA Fund
Class C ($28,077,291 / 2,581,482 Shares)	$10.88
Net Asset Value – Delaware Tax-Free USA Fund
Institutional Class ($5,379,968 / 491,046 Shares)	$10.96

Components of Net Assets at February 28, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$642,172,250
Undistributed net investment income	66,895
Accumulated net realized loss on investments	(6,349,608)
Net unrealized appreciation of investments	1,855,002
Total net assets	$637,744,539

§	Pre-Refunded/Escrowed to Maturity bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of February 28, 2011. Interest rates reset periodically.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

Statements of net assets
Delaware Tax-Free USA Fund

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
FNMA — Federal National Mortgage Association collateral
GNMA — Government National Mortgage Association collateral
LOC — Letter of Credit
NATL-RE — Insured by the National Public Finance Guarantee Corporation
PSF — Insured by the Permanent School Fund
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free USA Fund
Net asset value Class A (A)	$10.87
Sales charge (4.50% of offering price) (B)	0.51
Offering price	$11.38

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Delaware Tax-Free USA Intermediate Fund	February 28, 2011 (Unaudited)

		Principal amount	Value
Municipal Bonds – 95.84%
Corporate Revenue Bonds – 9.25%
	Allegheny County, Pennsylvania Industrial Development
	Authority Revenue (Environmental Improvement -
	U.S. Steel Corp. Project) 6.50% 5/1/17	$2,315,000	$2,383,362
	Brazos, Texas River Authority Pollution Control Revenue
	(Texas Utilities) 5.40% 5/1/29 (AMT)	1,000,000	270,730
•	Chesapeake, Virginia Economic Development Authority
	Pollution Control Revenue (Electric & Power Co. Project)
	Series A 3.60% 2/1/32	1,150,000	1,182,039
	Chesterfield County, Virginia Economic Development
	Authority Pollution Control Revenue (Virginia Electric &
	Power) Series A 5.00% 5/1/23	1,460,000	1,522,576
	Farmington, New Mexico (Ariz Public Services)
	Series A 4.70% 5/1/24	4,090,000	3,848,772
•	Gulf Coast Waste Disposal Authority, Texas Environmental
	Facilities Revenue (BP Products North America)
	2.30% 1/1/26	780,000	779,789
	2.30% 1/1/42	1,500,000	1,499,595
	Harris County, Texas Industrial Development Corporation
	Solid Waste Disposal Revenue (Deer Park Refining Project)
	5.00% 2/1/23	2,750,000	2,765,290
	Illinois Railsplitter Tobacco Settlement Authority
	5.25% 6/1/20	1,000,000	983,380
	6.25% 6/1/24	7,500,000	7,528,724
	Indianapolis, Indiana Airport Authority Revenue Special
	Facilities (Federal Express Corp. Project)
	5.10% 1/15/17 (AMT)	750,000	792,413
	Iowa Finance Authority Pollution Control Facilities Revenue
	(Interstate Power) 5.00% 7/1/14 (FGIC)	2,000,000	2,155,000
•	Maricopa County, Arizona Corporation Pollution Control
	Revenue (Public Service - Palo Verde Project)
	Series B 5.20% 6/1/43	6,000,000	5,943,059
	Maryland Economic Development Corporation Pollution
	Control Revenue
	(CNX Marine Terminals Inc.) 5.75% 9/1/25	2,050,000	1,927,656
	(Potomac Electric Project) 6.20% 9/1/22	1,780,000	2,019,072
	Memphis-Shelby County, Tennessee Airport Authority
	Special Facilities Revenue (Federal Express Corp. Project)
	5.05% 9/1/12	1,000,000	1,046,770

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Michigan State Strategic Fund Limited Obligation Revenue
(Dow Chemical Project) Series B-2 6.25% 6/1/14	$4,500,000	$4,870,890
• Mobile, Alabama Industrial Development Board Pollution
Control Revenue (Alabama Power Co.)
Series B 4.875% 6/1/34	2,840,000	3,012,644
New Jersey Economic Development Authority Special
Facilities Revenue (Continental Airlines, Inc. Project)
6.625% 9/15/12 (AMT)	4,895,000	4,923,587
Ohio State Air Quality Development Authority Revenue
Environmental Improvement (First Energy)
Series A
5.70% 2/1/14	2,225,000	2,407,294
5.70% 8/1/20	4,320,000	4,469,386
Series C 5.625% 6/1/18	2,370,000	2,530,947
(USX Project) 5.00% 11/1/15	1,000,000	1,029,490
• Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue
(Exelon Generation Co. Project) Series A 5.00% 12/1/42	1,355,000	1,406,788
(Shipping Port) Series A 3.375% 12/1/40	5,000,000	4,928,300
Prattville, Alabama Industrial Development Board
Environmental Improvement Revenue (International
Paper Co. Project) Series A 6.70% 3/1/24 (AMT)	1,075,000	1,082,375
		67,309,928
Education Revenue Bonds – 5.83%
California Municipal Finance Authority Educational Revenue
(American Heritage Education Foundation Project)
Series A 5.25% 6/1/26	1,000,000	826,750
California Statewide Communities Development Authority
Student Housing Revenue (Irvine, LLC - UCI East
Campus) 6.00% 5/15/23	3,150,000	3,229,254
Chattanooga, Tennessee Health Educational & Housing
Facilities Board Revenue (CDFI Phase I, LLC Project)
Series B 5.50% 10/1/20	960,000	907,920
Clifton, Texas Higher Education Finance Corporation
Revenue (Uplift Education) Series A 6.00% 12/1/30	1,100,000	962,885
Connecticut State Health & Educational Facilities Authority
Revenue (Yale University) Series A-1 5.00% 7/1/25	5,000,000	5,390,950

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Delaware County, Pennsylvania Industrial Development
Authority Revenue (Chester Community Charter School)
Series A 5.25% 8/15/30	$3,315,000	$2,796,401
Fulton County, Georgia Development Authority
Revenue (Molecular Science Building Project)
5.25% 5/1/21 (NATLE-RE)	1,000,000	1,040,010
Grand Traverse, Michigan Public School Academy Revenue
5.00% 11/1/36	1,000,000	719,540
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 6.25% 6/15/20	1,180,000	1,138,806
Massachusetts State Health & Educational Facilities
Authority Revenue
(Massachusetts Institution Technology) Series M 5.25% 7/1/20	3,000,000	3,608,580
(Nichols College Project) Series C 6.125% 10/1/29	1,000,000	968,170
•(Northeastern University) 4.125% 10/1/37	2,360,000	2,420,487
Michigan Higher Education Facilities Authority Revenue
(Kalamazoo College Project) 5.50% 12/1/19	500,000	514,120
Nassau County, New York Industrial Development Agency
Civic Facility Revenue (New York Institute of Technology
Project) Series A 4.75% 3/1/26	1,710,000	1,626,227
New York State Dormitory Authority
(Brooklyn Law School) Series A 5.50% 7/1/18 (RADIAN)	1,000,000	1,050,550
(Non State Supported Debt - Rockefeller University)
Series A 5.00% 7/1/27	1,055,000	1,110,409
(Non State Supported Debt - St. Joseph’s College)
5.25% 7/1/25	1,000,000	1,003,130
Ohio State Higher Educational Facility Revenue
(John Carroll University) 5.50% 11/15/18	335,000	352,387
Ohio State University General Receipts Revenue
Series B 5.25% 6/1/21	180,000	193,552
Troy, New York Capital Resource Corporation Revenue
(Rensselaer Polytechnic) Series B 5.00% 9/1/18	2,500,000	2,741,750
University of California Series A 5.125% 5/15/20 (AMBAC)	210,000	224,727
University of Minnesota Series A 5.00% 12/1/17	5,040,000	5,871,650
University of Oklahoma Research Facilities Revenue
5.00% 3/1/23 (AMBAC)	1,065,000	1,080,602

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Virginia General Revenue Series B
5.00% 6/1/20	$1,250,000	$1,312,613
5.00% 6/1/21	1,250,000	1,306,200
		42,397,670
Electric Revenue Bonds – 2.26%
California State Department Water Resources Power
Supply Revenue Series L 5.00% 5/1/19	6,000,000	6,813,720
Metropolitan Government Nashville & Davidson County,
Tennessee Electric Revenue Series B 5.50% 5/15/14	1,000,000	1,128,180
Orlando, Florida Utilities Commission Water & Electric
Revenue 5.25% 10/1/20	555,000	574,103
Rochester, Minnesota Electric Utilities Revenue
Series C 5.00% 12/1/18 (NATL-RE)	2,000,000	2,246,780
South Carolina State Public Service Authority Revenue
Series A 5.125% 1/1/21 (AGM)	1,000,000	1,055,820
Vernon, California Electric System Revenue
Series A 5.125% 8/1/21	4,500,000	4,630,365
		16,448,968
Healthcare Revenue Bonds – 9.33%
Allegheny County, Pennsylvania Municipal Development
Authority Revenue (University of Pittsburgh Medical
Center) Series A 5.00% 9/1/14	4,000,000	4,416,920
Berks County, Pennsylvania Hospital Authority Revenue
(Reading Hospital & Medical Center Project)
Series A-3 5.25% 11/1/24	4,405,000	4,562,963
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	2,250,000	2,458,710
California Municipal Finance Authority Certificates of
Participation
(Community Hospitals Center) 5.25% 2/1/24	1,350,000	1,252,895
(Kaiser Permanente) Series A 5.00% 4/1/19	5,325,000	5,592,101
Cleveland-Cuyahoga County, Ohio Port Authority Revenue
(Saint Clarence - Geac) Series A 6.125% 5/1/26	715,000	595,545
Cumberland County, Pennsylvania Municipal Authority
Revenue (Diakon Lutheran Social Ministries)
6.25% 1/1/24	2,625,000	2,670,229
Cuyahoga County, Ohio Revenue (Cleveland Clinic
Health System) Series A 6.00% 1/1/21	1,000,000	1,072,800

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Dauphin County, Pennsylvania General Authority Health
System Revenue (Pinnacle Health System Project)
Series A 6.00% 6/1/29	$3,400,000	$3,366,170
Georgia Medical Center Hospital Authority Revenue
(Spring Harbor Green Island Project) 5.25% 7/1/37	2,300,000	1,727,944
Lycoming County, Pennsylvania Authority Health System
Revenue (Susquehanna Health System Project)
Series A 5.50% 7/1/28	2,500,000	2,353,350
• Maryland State Health & Higher Education Facilities
Authority Revenue (John Hopkins Health Systems)
5.00% 5/15/46	790,000	851,423
Massachusetts State Health & Educational Facilities
Authority Revenue (Caregroup)
Series E-2 5.375% 7/1/21	1,970,000	2,046,672
Michigan State Hospital Finance Authority Revenue
(Oakwood Obligation Group) 5.50% 11/1/14	2,230,000	2,356,441
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health) Series A 6.375% 11/15/23	3,710,000	4,097,769
Minneapolis, Minnesota Revenue (National Marrow Donor
Program Project)
5.00% 8/1/16	4,720,000	5,083,865
5.00% 8/1/18	2,500,000	2,642,375
New York State Dormitory Authority Revenue Non State
Supported Debt (Orange Regional Medical Center)
6.50% 12/1/21	2,000,000	2,015,460
North Carolina Medical Care Commission Health Care
Facilities Revenue (First Mortgage - Presbyterian Homes)
5.40% 10/1/27	780,000	679,318
Ohio State Higher Educational Facilities Commission Revenue
(Cleveland Clinic Health System Obligation Group) Series A
5.00% 1/1/17	2,000,000	2,187,000
5.00% 1/1/18	1,000,000	1,093,060
Scottsdale, Arizona Industrial Development Authority
Hospital Revenue (Scottsdale Healthcare)
Series A 5.00% 9/1/19	3,065,000	3,221,499
South Carolina Jobs - Economic Development Authority
Hospital Revenue (Palmetto Health) 5.50% 8/1/26	5,000,000	4,728,350

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Louis Park, Minnesota Health Care Facilities Revenue
(Nicollet Health Services) Series C 5.50% 7/1/18	$4,240,000	$4,562,706
St. Mary Hospital Authority, Pennsylvania Health System
Revenue (Catholic Health East)
Series A 5.25% 11/15/16	1,200,000	1,261,500
St. Paul, Minnesota Housing & Redevelopment Authority
Hospital Revenue (Health East Project) 6.00% 11/15/25	1,000,000	931,480
		67,828,545
Housing Revenue Bonds – 0.64%
Puerto Rico Housing Finance Authority Subordinate
(Capital Fund Modernization) 5.50% 12/1/16	4,120,000	4,646,618
		4,646,618
Lease Revenue Bonds – 3.26%
Capital Trust Agency Florida Revenue (Fort Lauderdale/
Cargo Acquisition Project) 5.75% 1/1/32 (AMT)	1,750,000	1,447,513
Commonwealth of Pennsylvania (Department of
Corrections) Series A 4.00% 10/1/24	3,910,000	3,592,860
Golden State, California Tobacco Securitization Corporation
Settlement Revenue Refunding Asset-Backed Series A
5.00% 6/1/18	1,170,000	1,169,988
5.00% 6/1/21 (AMBAC)	1,000,000	979,510
Michigan State Building Authority Revenue Series I
5.00% 10/15/24	2,860,000	2,863,689
5.50% 10/15/18	2,050,000	2,094,936
New Jersey Economic Development Authority (School
Facilities Construction) Series EE 5.00% 9/1/18	6,875,000	7,321,668
New York State Municipal Bond Bank Agency Special
School Purpose Revenue Series C 5.25% 6/1/22	1,000,000	1,037,600
• Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities) Series J 5.00% 7/1/28	1,000,000	1,029,740
Tobacco Settlement Financing New York Revenue
(Asset-Backed) Series B 5.00% 6/1/12	2,060,000	2,166,935
		23,704,439
Local General Obligation Bonds – 5.60%
Chicago, Illinois Board of Education Refunding Dedicated
Revenue Series B 5.00% 12/1/23 (AMBAC)	3,500,000	3,509,695
Chicago, Illinois Modern Schools Across Chicago
Series J 5.00% 12/1/23 (AMBAC)	2,865,000	2,822,312

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Dallas, Texas 5.125% 2/15/15	$3,000,000	$3,396,540
Fairfax County, Virginia Refunding &
Public Improvement Series A
5.00% 4/1/17	4,000,000	4,681,440
5.25% 4/1/14	3,500,000	3,943,695
Henrico County, Virginia Refunding Public Improvement
5.00% 7/15/19	4,000,000	4,730,840
Houston, Texas Refunding & Public Improvement
Series A 5.00% 3/1/15	3,480,000	3,924,013
Lansing, Michigan Community College (College Building & Site)
5.00% 5/1/21 (NATLE-RE)	1,325,000	1,404,964
Los Angeles, California Unified School District
(Election 1997) Series F 5.00% 7/1/21 (FGIC)	2,880,000	3,032,726
(Election 2004) Series G 5.00% 7/1/13 (AMBAC)	2,000,000	2,157,320
Middlesex County, New Jersey Improvement Authority
Revenue (County Guaranteed Open Space Trust)
5.25% 9/15/20	1,000,000	1,086,240
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	3,869,810
Series G 5.25% 8/1/15	1,000,000	1,091,490
Series I 5.00% 8/1/21	1,000,000	1,057,460
Series J 5.50% 6/1/23	15,000	15,980
		40,724,525
§Pre-Refunded/Escrowed to Maturity Bonds – 4.86%
Benton & Linn Counties, Oregon School District #509J
5.00% 6/1/21-13 (AGM)	1,000,000	1,094,940
California State Economic Recovery Series A 5.25% 7/1/14	225,000	255,908
Cook County, Illinois Series A 5.375% 11/15/21-11 (FGIC)	2,160,000	2,183,414
Duluth, Minnesota Economic Development
Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary’s Hospital)
5.25% 2/15/28-14	1,000,000	1,120,470
5.25% 2/15/33-14	3,000,000	3,361,410
5.50% 2/15/23-14	1,000,000	1,127,740
Illinois Educational Facilities Authority Student Housing
Revenue (Educational Advancement -
University Center Project) 6.00% 5/1/22-12	750,000	805,920

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

		Principal amount	Value
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
	Lancaster County, Pennsylvania Hospital Authority Revenue
	(Lancaster General Hospital Project)
	5.75% 3/15/21-13	$1,000,000	$1,116,800
	Lunenburg County, Virginia Series B 5.25% 2/1/29-13 (NATL-RE)	715,000	785,192
	Miami-Dade County, Florida Educational Facilities Authority
	Revenue (University of Miami) Series A
	5.00% 4/1/34-14 (AMBAC)	3,500,000	3,899,595
	Michigan State Building Authority Revenue
	(Facilities Program) Series I
	5.00% 10/15/24-11	140,000	143,977
	5.50% 10/15/18-11	125,000	128,945
	Minneapolis, Minnesota Health Care System Revenue
	(Allina Health Systems) Series A 5.75% 11/15/32-12	500,000	544,285
	New Jersey State Educational Facilities Authority Revenue
	(Georgian Court College Project) Series C 6.50% 7/1/33-13	500,000	567,670
	New Jersey State Transportation Trust Fund Authority
	(Transportation System) Series C 5.50% 6/15/22-13	1,700,000	1,886,031
	New York City, New York Series J 5.50% 6/1/23-13	985,000	1,091,488
	North Texas Health Facilities Development Corporation
	Hospital Revenue (United Regional Health Care System,
	Inc. Project) 6.00% 9/1/23-13	1,000,000	1,123,500
•	Ohio State Higher Educational Facility Revenue Adjustable
	Medium Term (Kenyon College Project) 4.70% 7/1/37-13	1,000,000	1,088,700
	Ohio State University General Receipts (Ohio State
	University) Series B 5.25% 6/1/21-13	820,000	898,294
	Pennsylvania State Higher Educational Facilities
	Authority College & University Revenue
	(Geneva College Project) 6.125% 4/1/22-12	1,000,000	1,060,760
	Puerto Rico Commonwealth Highway & Transportation
	Authority Revenue Series J 5.50% 7/1/21-14	1,000,000	1,140,240
	Puerto Rico Public Buildings Authority Revenue
	(Guaranteed Government Facilities) Series I 5.50% 7/1/23-14	2,000,000	2,272,720
•	Puerto Rico Sales Tax Financing Corporation Sales Tax
	Revenue Series A 5.00% 8/1/39-11	4,500,000	4,589,191
	Southcentral, Pennsylvania General Authority Revenue
	(Welllspan Health Obligated Project)
	5.625% 5/15/26	180,000	183,519
	5.625% 5/15/26-11	820,000	837,523

	Principal amount	Value
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
University of California Revenue
Series A 5.125% 5/15/20-13 (AMBAC)	$40,000	$43,663
University of North Carolina Revenue (Chapel Hill)
Series A 5.375% 12/1/14-11	2,000,000	2,026,260
		35,378,155
Resource Recovery Revenue Bonds – 0.29%
Connecticut Resources Recovery Authority (Covanta)
Series A 4.00% 11/15/14 (AMT)	1,000,000	1,059,200
Pennsylvania Economic Development Financing Authority
Resource Recovery Revenue (Subordinate Colver Project)
Series G 5.125% 12/1/15 (AMT)	1,100,000	1,033,307
		2,092,507
Special Tax Revenue Bonds – 11.20%
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated Series B 5.00% 9/1/16	1,200,000	1,110,948
Brooklyn Arena Local Development Corporation New York
Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	5,500,000	5,607,140
California State Economic Recovery Series A
5.25% 7/1/14	775,000	859,855
5.25% 7/1/21	2,740,000	3,052,689
Casa Grande, Arizona Excise Tax Revenue
5.00% 4/1/22 (AMBAC)	1,600,000	1,627,168
Columbia County, Georgia Sales Tax 5.00% 4/1/16	1,265,000	1,452,119
Dallas, Texas Convention Center Hotel Development
Revenue Series A
5.00% 1/1/24	3,420,000	3,467,401
5.25% 1/1/23	5,375,000	5,615,101
Guam Government Limited Obligation Revenue
(Section 30) Series A
5.375% 12/1/24	1,750,000	1,716,523
5.625% 12/1/29	1,185,000	1,169,358
Hampton, Virginia Convention Center Revenue
5.25% 1/15/23 (AMBAC)	1,000,000	1,021,780

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

		Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
	Louisiana State Citizens Property Insurance Corporation
	Assessment Revenue Series C-2
	6.75% 6/1/26 (ASSURED GTY)	$3,600,000	$4,103,208
	Middlesex County, New Jersey Improvement Authority
	Senior Revenue (Heldrich Center Hotel/Conference
	Project) Series A 5.00% 1/1/32	1,000,000	462,870
@	Modesto, California Special Tax Community Facilities
	District #04-1 (Village 2) 5.15% 9/1/36	1,500,000	1,111,275
	New Jersey Economic Development Authority Revenue
	(Cigarette Tax)
	5.00% 6/15/11 (FGIC)	2,750,000	2,777,940
	5.50% 6/15/31	555,000	478,871
	5.625% 6/15/18	510,000	510,066
•	New York City, New York Transitional Finance Authority
	Future Tax Secured Series A 5.50% 11/1/26	1,000,000	1,030,960
	New York State Local Government Assistance Corporation
	Refunding Subordinate Lien Series A
	5.00% 4/1/17	8,615,000	9,951,702
	5.00% 4/1/20	3,360,000	3,884,798
	New York State Urban Development Corporation
	(Service Contract) Series A-1 5.00% 1/1/18	5,785,000	6,472,837
	Puerto Rico Sales Tax Financing Corporation
	Sales Tax Revenue
	Series A 6.125% 8/1/29	2,500,000	2,569,375
	Series C 6.50% 8/1/35	6,500,000	6,845,735
	Richmond Heights, Missouri Tax Increment & Transaction
	Sales Tax Revenue Refunding & Improvement (Francis
	Place Redevelopment Project) 5.625% 11/1/25	1,000,000	845,770
@	St. Joseph, Missouri Industrial Development Authority Tax
	Increment Revenue (Shoppes at North Village Project)
	Series A 5.10% 11/1/19	250,000	232,278
	Series B 5.375% 11/1/23	1,000,000	861,780
	Virgin Islands Public Finance Authority Revenue (Senior
	Lien Matching Fund Loan) Series A 5.25% 10/1/22	1,785,000	1,798,834
	Washington State Motor Vehicle Fuel Tax
	Series B 5.00% 7/1/16	4,250,000	4,891,623

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
^(Capital Appreciation-Sales Tax Subordinate Lien)
6.07% 6/1/21	$5,230,000	$2,834,555
(Sales Tax-2nd Lien-Area B) 5.00% 12/1/20	1,470,000	1,488,507
Wyoming State Loan & Investment Board Facilities
Revenue 5.00% 10/1/24	1,550,000	1,594,795
		81,447,861
State General Obligation Bonds – 25.21%
California State 5.25% 11/1/17	1,000,000	1,072,570
California State Revenue (Antic NTS)
Series A-2 3.00% 6/28/11	7,000,000	7,047,460
California State Various Purpose 5.00% 10/1/18	5,000,000	5,546,000
California Statewide Communities Development Authority
Revenue (Purchase Proposition 1A
Receivables Program) 5.00% 6/15/13	2,690,000	2,844,567
Connecticut State Economic Recovery Series A
5.00% 1/1/16	7,700,000	8,770,300
Connecticut State Series C 5.00% 11/1/24	2,000,000	2,165,300
Georgia State
5.00% 8/1/12	3,125,000	3,324,094
5.00% 7/1/17	4,810,000	5,639,052
Series D 5.00% 7/1/11	6,865,000	6,975,664
Guam Government Series A 7.00% 11/15/39	1,560,000	1,630,044
Hawaii State Series DR 5.00% 6/1/15	7,000,000	7,934,080
Illinois State Refunding Series B 5.00% 1/1/13	3,475,000	3,613,722
Maryland State Series B 5.00% 3/1/18	1,930,000	2,272,208
Maryland State & Local Facilities Loan Capital Improvement
First Series 5.00% 3/15/19	3,675,000	4,187,846
Second Series
5.00% 7/15/14	975,000	1,098,201
5.00% 8/1/17	1,500,000	1,727,325
Series B 5.00% 3/1/21	7,700,000	8,940,085
Series C 5.00% 11/1/17	2,750,000	3,232,048
Massachusetts State Consolidated Loan
Series A 5.25% 8/1/13	5,000,000	5,502,750
Series C 5.50% 11/1/15	4,090,000	4,753,725

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

		Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
	Minnesota State 5.00% 6/1/14	$900,000	$1,010,268
	Minnesota State Various Purpose Series A 5.00% 8/1/19	8,020,000	9,465,765
	Mississippi State Series A 5.00% 10/1/17	4,860,000	5,602,025
	North Carolina State Public Improvement Series A
	5.00% 3/1/12	4,000,000	4,186,040
	5.00% 3/1/15	1,200,000	1,363,896
	North Carolina State Refunding Series A
	5.00% 3/1/16	6,000,000	6,937,080
	5.00% 3/1/17	3,000,000	3,506,400
	Series B 5.00% 4/1/15	4,000,000	4,554,400
	Ohio State
	Series A 5.00% 6/15/13	3,750,000	4,090,650
	Series D 5.00% 9/15/14	3,500,000	3,929,730
	Pennsylvania State
	5.50% 2/1/13	3,200,000	3,487,104
	Second Series 5.00% 7/1/20	2,300,000	2,676,326
	Series A
	5.00% 8/1/13	4,000,000	4,387,000
	5.00% 5/1/21	10,000,000	11,442,299
•	Puerto Rico Commonwealth Government Development Bank
	4.75% 12/1/15 (NATL-RE)	4,765,000	4,855,916
	Puerto Rico Commonwealth Public Improvement Series A
	5.00% 7/1/16 (ASSURED GTY)	2,110,000	2,234,406
	5.25% 7/1/22	3,470,000	3,426,035
	5.25% 7/1/23	1,125,000	1,097,989
	5.50% 7/1/17	4,415,000	4,621,225
•	Puerto Rico Commonwealth Series A 5.00% 7/1/30	1,000,000	1,029,740
•	Puerto Rico Public Finance Corporation Commonwealth
	Appropriation (LOC-Puerto Rico Government Bank)
	Series A 5.75% 8/1/27	1,000,000	1,024,020
	Virginia State
	5.00% 6/1/23	2,000,000	2,206,080
	Series D 5.00% 6/1/19	5,715,000	6,758,045
	Washington State Various Purpose Series A 5.00% 7/1/16	1,000,000	1,150,970
			183,320,450

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds – 12.56%
Broward County, Florida Airport System Revenue
Series O 5.375% 10/1/29	$2,000,000	$2,015,640
Charlotte, North Carolina Airport Revenue
(Charlotte Douglas) Series A
5.00% 7/1/13	2,375,000	2,568,444
5.00% 7/1/15	750,000	830,250
Chicago, Illinois O’Hare International Airport Revenue
General-Airport-Third Lien Series A-2
5.75% 1/1/20 (AGM) (AMT)	1,000,000	1,039,010
Dallas-Fort Worth, Texas International Airport Revenue Series A
5.00% 11/1/22	680,000	703,011
5.00% 11/1/23	750,000	767,040
5.00% 11/1/24	400,000	406,628
Delaware Transportation Authority Series A 5.00% 7/1/17	5,475,000	6,344,594
Idaho Housing & Finance Association Grant Revenue
(Antic Federal Highway Transportation)
Series A 5.25% 7/15/21 (ASSURED GTY)	2,760,000	3,054,078
Maryland State Economic Development Revenue
(Transportation Facilities Project)
Series A 5.375% 6/1/25	2,535,000	2,330,780
Metropolitan, New York Transportation Authority Revenue
Series A 5.00% 11/15/18	2,500,000	2,737,125
Series C 6.50% 11/15/28	2,860,000	3,191,588
Metropolitan, Washington D.C. Airport Authority Systems
Revenue Series A 5.50% 10/1/19 (NATL-RE) (FGIC) (AMT)	1,000,000	1,045,220
Minneapolis - St. Paul, Minnesota Metropolitan Airports
Commission Series A 5.00% 1/1/22 (AMBAC)	5,000,000	5,257,900
Missouri State Highways & Transportation Commission
State Road Revenue Second Lien 5.25% 5/1/23	1,940,000	2,142,730
New York State Thruway Authority Revenue
(General Highway and Bridge Trust Fund)
Series B 5.25% 4/1/13 (AMBAC)	3,300,000	3,571,293
North Texas Tollway Authority Revenue System (First Tier)
Series A 6.00% 1/1/20	3,925,000	4,348,468
•Series E-3 5.75% 1/1/38	3,750,000	4,158,713

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania State Turnpike Commission Revenue
Series A 5.25% 12/1/20 (AMBAC)	$1,230,000	$1,351,401
Phoenix, Arizona Civic Improvement Airport Revenue
Series A 5.00% 7/1/26	7,500,000	7,544,026
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) 6.50% 12/1/28	7,000,000	7,155,260
Sacramento County, California Airport System Revenue
5.00% 7/1/24	1,425,000	1,449,382
(PFC/Grant) Series D 5.50% 7/1/28	2,020,000	2,059,531
San Francisco City & County Airports Commission
Series B 5.00% 5/1/15	4,000,000	4,385,800
St. Louis, Missouri Airport Revenue (Lambert - St. Louis
International) Series A-1 6.125% 7/1/24	3,780,000	3,960,230
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien Revenue (Mobility
Partners) 7.50% 12/31/31	3,565,000	3,791,556
Texas State Transportation Commission Highway Fund
Revenue (First Tier) 5.00% 4/1/18	1,700,000	1,940,584
Triborough, New York Bridge & Tunnel Authority Revenue
Series A 5.00% 11/15/17	1,720,000	1,971,946
•Series B-1 5.00% 11/15/25	4,000,000	4,360,040
•Series B-3 5.00% 11/15/38	1,800,000	2,017,422
Virginia Commonwealth Transportation Board (Capital
Projects) Series A-1 5.00% 5/15/16	2,000,000	2,300,000
Virginia Port Authority Commonwealth Port Fund Revenue
Resolution 5.00% 7/1/12 (AMT)	500,000	525,170
		91,324,860
Water & Sewer Revenue Bonds – 5.55%
Arizona Water Infrastructure Finance Authority Revenue
(Water Quality) Series A 5.00% 10/1/21	2,430,000	2,711,904
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.00% 11/1/25	2,925,000	3,168,214
Series B 5.50% 11/1/23 (AGM)	3,000,000	3,206,640
Florida Water Pollution Control Financing
Corporation Revenue (Water Pollution Control)
Series A 5.00% 1/15/25	5,000,000	5,298,149
King County, Washington Sewer Revenue Refunding
Series B 5.00% 1/1/14 (NATL-RE)	3,500,000	3,877,160

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Massachusetts State Water Pollution Abatement Trust
5.00% 8/1/16	$2,170,000	$2,514,922
New York City, New York Municipal Water Finance
Authority Water & Sewer System Series B
5.00% 6/15/21 (AMBAC)	2,085,000	2,281,741
New York State Environmental Facilities Corporation
Revenue (State Clean Water & Drinking
Water Revolving Foundation)
Series A 5.00% 6/15/22	1,405,000	1,550,277
Series D 5.00% 9/15/23	3,360,000	3,638,477
Series K 5.50% 6/15/15	3,500,000	4,071,235
Portland, Oregon Sewer System Revenue (First Lien)
Series A 5.00% 6/15/18	4,000,000	4,617,240
San Francisco City & County Public Utilities Commission
Series D 5.00% 11/1/16	3,000,000	3,412,800
		40,348,759
Total Municipal Bonds (cost $685,663,850)		696,973,285

Short-Term Investments – 2.63%
¤Variable Rate Demand Notes – 2.63%
California Infrastructure & Economic Development Bank
Revenue (Los Angeles Museum)
Series B 0.17% 9/1/37 (LOC-Wells Fargo Bank)	1,000,000	1,000,000
Maryland State Health & Higher Educational Facilities
Authority Revenue (Suburban Hospital)
0.22% 7/1/29 (LOC-PNC Bank)	2,000,000	2,000,000
Massachusetts State Department of Transportation
Metropolitan Highway System Revenue Senior
Series A-1 0.26% 1/1/37 (LOC-Citibank)	700,000	700,000
Massachusetts State Health & Educational Facilities
Authority Revenue (Harvard University)
Series R 1.50% 11/1/49	5,100,000	5,100,000
Minneapolis & St. Paul, Minnesota Housing &
Redevelopment Authority Health Care
Revenue (Allina Health System) Series B-1
0.20% 11/15/35 (LOC-JPMorgan Chase Bank)	1,300,000	1,300,000

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
New York City, New York
Series C 0.17% 10/1/23 (LOC-JPMorgan Chase Bank)	$1,600,000	$1,600,000
Sub-Series A-7 0.17% 8/1/20 (LOC-JPMorgan Chase Bank)	2,700,000	2,700,000
New York City, New York City Trust for Cultural
Resources Revenue (Metropolitan Museum)
Series A1 0.22% 10/1/36	3,700,000	3,700,000
Robbinsdale, Minnesota Revenue (North Memorial)
Series A-4 0.19% 5/1/33 (LOC-Wells Fargo Bank)	1,000,000	1,000,000
Total Short-Term Investments (cost $19,100,000)		19,100,000

Total Value of Securities – 98.47%
(cost $704,763,850)		716,073,285
Receivables and Other Assets
Net of Liabilities – 1.53%		11,144,767
Net Assets Applicable to 63,354,708
Shares Outstanding – 100.00%		$727,218,052

Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class A ($443,795,187 / 38,775,135 Shares)		$11.45
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class B ($355,949 / 31,130 Shares)		$11.43
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class C ($61,281,319 / 5,357,103 Shares)		$11.44
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Institutional Class ($221,785,597 / 19,191,340 Shares)		$11.56

Components of Net Assets at February 28, 2011:
Shares of beneficial interest (unlimited authorization – no par)		$729,549,802
Undistributed net investment income		16,226
Accumulated net realized loss on investments		(13,657,411)
Net unrealized appreciation of investments		11,309,435
Total net assets		$727,218,052

§	Pre-Refunded/Escrowed to Maturity bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of February 28, 2011. Interest rates reset periodically.
@	Illiquid security. At February 28, 2011, the aggregate amount of illiquid securities was $2,205,333, which represented 0.30% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
CDFI — Community Development Financial Institutions
FGIC — Insured by the Financial Guaranty Insurance Company
LOC — Letter of Credit
NATL-RE — Insured by the National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free USA Intermediate Fund
Net asset value Class A (A)	$11.45
Sales charge (2.75% of offering price) (B)	0.32
Offering price	$11.77

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Statements of net assets
Delaware National High-Yield Municipal Bond Fund	February 28, 2011 (Unaudited)

	Principal amount	Value
Municipal Bonds – 91.28%
Corporate Revenue Bonds – 17.51%
Allegheny County, Pennsylvania Industrial Development
Authority Revenue (Environmental Improvement -
U.S. Steel Corp. Project) 6.875% 5/1/30	$1,000,000	$1,016,170
• Brazos, Texas River Authority Pollution Control Revenue
(TXU Energy Co. Project)
Series B 6.30% 7/1/32 (AMT)	1,000,000	270,610
Buckeye, Ohio Tobacco Settlement Financing Authority
Asset-Backed Series A-2
5.875% 6/1/47	1,500,000	999,210
6.50% 6/1/47	4,505,000	3,289,685
Cass County, Texas Industrial Development Corporation
Environmental Improvement Revenue (International
Paper Co. Project) Series A 6.00% 9/1/25 (AMT)	1,000,000	1,002,410
Chicago, Illinois O’ Hare International Airport Special
Facilities Revenue (American Airlines Inc. Project)
5.50% 12/1/30	2,130,000	1,624,359
Cloquet, Minnesota Pollution Control Revenue
(Potlatch Corp. Project) 5.90% 10/1/26	750,000	673,778
Columbus County, North Carolina Industrial Facilities &
Pollution Control Financing (International Paper Co. Project)
Series A 5.70% 5/1/34	1,000,000	974,820
Cook County, Illinois Revenue (NaviStar International –
Recovery Zone Facility) 6.50% 10/15/40	1,000,000	1,014,180
De Soto Parish, Louisiana Environmental Improvement
Revenue (International Paper Co. Project)
Series A 6.35% 2/1/25 (AMT)	1,650,000	1,665,312
Delaware State Economic Development Authority Revenue
Exempt Facility (Indian River Power) 5.375% 10/1/45	1,000,000	874,950
Golden State, California Tobacco Securitization Settlement
Revenue Refunding Asset-Backed Senior Notes
Series A-1 5.75% 6/1/47	2,895,000	1,933,165
Gulf Coast, Texas Waste Disposal Authority Revenue
(Valero Energy Corp. Project) 6.65% 4/1/32 (AMT)	1,000,000	1,001,220
Hawaii State Department Budget & Finance Special
Purpose Revenue (Hawaiian Electric Co. Subsidiary)
6.50% 7/1/39	970,000	957,157
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28	1,000,000	980,950

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Indiana State Finance Authority Environmental Revenue
(U.S. Steel Corp.) 6.00% 12/1/26	$1,000,000	$993,450
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue
(Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	1,000,000	1,021,470
Love Field Airport Modernization Corporation,
Texas Special Facilities Revenue
(Southwest Airlines Co. Project) 5.25% 11/1/40	1,000,000	895,270
Maryland Economic Development Corporation Facilities
Revenue (CNX Marine Terminals Inc.) 5.75% 9/1/25	1,530,000	1,438,690
Michigan Tobacco Settlement Finance Authority Revenue
Asset-Backed Series A 6.00% 6/1/48	555,000	378,982
Mississippi Business Finance Corporation Pollution
Control Revenue (System Energy Resources, Inc. Project)
5.90% 5/1/22	900,000	887,985
M-S-R Energy Authority, California Gas Revenue
Series C 6.50% 11/1/39	1,000,000	1,039,870
New Jersey Economic Development Authority Special
Facility Revenue (Continental Airlines Inc. Project)
6.40% 9/15/23 (AMT)	1,000,000	962,480
• New York City, New York Industrial Development Agency
Special Facilities Revenue
(American Airlines - JFK International Airport)
7.75% 8/1/31 (AMT)	1,000,000	1,023,060
(JetBlue Airways Corp. Project) 5.125% 5/15/30 (AMT)	1,000,000	807,600
New York Liberty Development Corporation Revenue
Second Priority (Bank of America Tower) Class Z
5.625% 7/15/47	1,000,000	960,380
Ohio County, Kentucky Pollution Control Revenue (Big
Rivers Electric Corp. Project) Series A 6.00% 7/15/31	1,250,000	1,221,338
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue (Allegheny Energy Supply Co.)
7.00% 7/15/39	1,000,000	1,076,610
Petersburg, Indiana Pollution Control Revenue
(Indianapolis Power & Light Co. Project)
6.375% 11/1/29 (AMT)	1,000,000	1,003,940
Phenix City, Alabama Industrial Development Board
Environmental Improvement Revenue (Mead Westvaco
Corp. Project) Series A 6.35% 5/15/35 (AMT)	500,000	480,095

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Pima County, Arizona Industrial Development Authority
Industrial Revenue (Tucson Electric Power Project 1983)
Series A 5.25% 10/1/40	$1,000,000	$897,310
Salt Verde Financial Corporation, Arizona Gas Revenue
Senior 5.00% 12/1/37	1,000,000	842,990
Sweetwater County, Wyoming Solid Waste Disposal
Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	1,000,000	945,090
Toledo, Lucas County, Ohio Port Authority Development
Revenue (Toledo Express Airport Project)
Series C 6.375% 11/15/32 (AMT)	1,000,000	919,470
		36,074,056
Education Revenue Bonds – 19.98%
Arlington Higher Education Finance
(Arlington Classics Academy) 7.65% 8/15/40	1,000,000	978,790
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	1,250,000	1,136,000
California Statewide Communities Development Authority
Revenue (California Baptist University Project)
Series A 5.50% 11/1/38	1,000,000	820,660
California Statewide Communities Development Authority
School Facility Revenue (Aspire Public Schools Project)
6.00% 7/1/40	1,000,000	877,120
California Statewide Communities Development Authority
Student Housing Revenue (East Campus Apartments, LLC)
Series A 5.625% 8/1/34 (ACA)	1,000,000	888,830
Chattanooga, Tennessee Health Educational & Housing
Facilities Board Revenue (CDFI Phase I, LLC Project)
Subordinate Series B 6.00% 10/1/35	1,500,000	1,299,945
Clifton, Texas Higher Education Finance Corporation
Revenue (Uplift Education) Series A 6.25% 12/1/45	1,000,000	851,460
Delaware County, Pennsylvania Industrial Development
Authority Charter School Revenue (Chester Community
Charter School) Series A 6.125% 8/15/40	2,000,000	1,796,520
Gainesville, Georgia Redevelopment Authority Educational
Facilities Revenue (Riverside Military Academy Project)
5.125% 3/1/37	1,850,000	1,330,853
Idaho Housing & Finance Association Nonprofit Facilities
Revenue (North Star Charter School Project)
Series A 9.50% 7/1/39	1,000,000	1,087,300

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Indiana State Finance Authority Revenue Educational
Facilities (Drexel Foundation - Thea Bowman Academy
Charter School) Series A 7.00% 10/1/39	$1,000,000	$953,760
Iowa Higher Education Loan Authority Revenue
(Private College Facilities) 6.00% 9/1/39	1,500,000	1,512,960
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	1,000,000	935,940
Maryland State Economic Development Corporation
Student Housing Revenue (University of Maryland
College Park Projects) 5.75% 6/1/33	930,000	890,549
Maryland State Health & Higher Educational Facilities
Authority Revenue
(Patterson Park Public Charter School)
Series A 6.125% 7/1/45	1,000,000	891,360
@ (Washington Christian Academy Project)
Series A 5.50% 7/1/38	1,170,000	467,953
Massachusetts Health & Educational Facilities
Authority Revenue
(Nichols College Project) Series C 6.125% 10/1/29	1,000,000	968,170
(Springfield College) 5.625% 10/15/40	1,000,000	978,060
Michigan Finance Authority Educational Facilities Revenue
(St. Catherine Siena) Series A 8.50% 10/1/45	1,000,000	1,059,790
Michigan Finance Authority Limited Obligation Revenue
(Public School Academy)
(Old Redford) Series A 6.50% 12/1/40	1,000,000	927,110
(University Learning) 7.50% 11/1/40	2,000,000	2,006,500
Michigan Public Educational Facilities Authority Revenue
(Limited-Obligation-Landmark Academy) 7.00% 12/1/39	1,000,000	944,560
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	878,290
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	1,500,000	1,376,985
New Jersey State Educational Facilities Authority Revenue
(Fairleigh Dickinson Project) Series C 5.50% 7/1/23	245,000	246,017
(University of Medicine & Dentistry) Series B 7.50% 12/1/32	1,000,000	1,101,080
Oregon State Facilities Authority Revenue
(College Housing Northwest Project) Series A 5.45% 10/1/32	1,000,000	824,780
(Concordia University Project) Series A
6.125% 9/1/30	1,000,000	983,800
6.375% 9/1/40	500,000	494,425

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pennsylvania State Higher Educational
Facilities Authority Revenue
(Edinboro University Foundation) 5.80% 7/1/30	$1,300,000	$1,253,083
(Edinboro University Student Housing) 6.00% 7/1/42	1,000,000	942,220
•(Foundation Indiana University)
Series A 0.853% 7/1/39 (XLCA)	2,400,000	1,227,648
Pennsylvania State Higher Educational Facilities Authority
Student Housing Revenue (University Properties Inc. –
East Stroudsburg University of Pennsylvania)
5.00% 7/1/42	1,500,000	1,212,180
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue
(First Philadelphia Charter Project) Series A 5.75% 8/15/32	745,000	621,442
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	880,030
Philadelphia, Pennsylvania Redevelopment Authority Revenue
(Beech Student Housing Complex Project)
Series A 5.50% 7/1/35 (ACA)	1,500,000	1,139,385
Provo, Utah Charter School Revenue
(Freedom Academy Foundation Project) 5.50% 6/15/37	1,000,000	713,680
San Juan, Texas Higher Education Finance Authority
Education Revenue (Idea Public Schools)
Series A 6.70% 8/15/40	2,000,000	2,008,260
Utah State Charter School Finance Authority Revenue
(North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,128,866
Yonkers, New York Economic Development Corporation
Educational Revenue (Charter School Educational
Excellence) Series A 6.25% 10/15/40	595,000	526,742
		41,163,103
Electric Revenue Bond – 0.42%
Puerto Rico Electric Power Authority Revenue
Series XX 5.25% 7/1/40	1,000,000	872,230
		872,230
Healthcare Revenue Bonds – 19.24%
Apple Valley, Minnesota Economic Development Authority
Health Care Revenue (Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	1,000,000	881,130
Bexar County, Texas Health Facilities Development
Corporation Revenue (Army Retirement Residence
Project) 5.875% 7/1/30	1,000,000	958,150

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Brevard County, Florida Healthcare Facilities Authority
Health Care Facilities Authority Revenue
(Heath First Inc. Project) Series B 7.00% 4/1/39	$1,000,000	$1,071,220
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	900,000	983,484
California Municipal Finance Authority Revenue
(Eisenhower Medical Center) Series A 5.75% 7/1/40	1,000,000	920,510
California Statewide Communities Development Authority
Revenue (Senior Living-Southern California)
7.25% 11/15/41	500,000	523,565
Cleveland - Cuyahoga County, Ohio Port Authority
Revenue Senior Housing (St. Clarence - Geac)
Series A 6.25% 5/1/38	1,000,000	762,710
Colorado Health Facilities Authority Revenue (Christian
Living Community Project) Series A 5.75% 1/1/37	500,000	411,920
Cumberland County, Pennsylvania Municipal Authority
Revenue (Diakon Lutheran Ministries Project)
6.375% 1/1/39	1,000,000	986,430
East Rochester, New York Housing Authority Revenue
Refunding (Senior Living - Woodland Village Project)
5.50% 8/1/33	500,000	393,115
Franklin County, Pennsylvania Industrial Development
Authority Revenue (Chambersburg Hospital Project)
5.375% 7/1/42	1,000,000	914,700
Gainesville & Hall County, Georgia Development Authority
Revenue Senior Living Facilities (Lanier Village Estates
Project) Series C 7.25% 11/15/29	1,000,000	1,006,600
Hawaii Pacific Health Special Purpose Revenue
Series A 5.50% 7/1/40	1,250,000	1,113,825
Hawaii State Department Budget & Finance Special Purpose
Senior Living Revenue (Craigside Project)
Series A 9.00% 11/15/44	1,000,000	1,105,960
Illinois Finance Authority Revenue
(Admiral at Lake Project) Series A 8.00% 5/15/46	1,500,000	1,420,950
(Provena Health) Series A 7.75% 8/15/34	1,000,000	1,076,310
(Silver Cross & Medical Centers) 7.00% 8/15/44	1,000,000	998,680
Illinois Health Facilities Authority Revenue (Elmhurst
Memorial Healthcare Project) 5.625% 1/1/28	1,000,000	926,550

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Indiana Finance Authority Hospital Revenue (King’s
Daughters Hospital & Health) 5.50% 8/15/45	$1,000,000	$790,750
Kentucky Economic Development Finance Authority
Hospital Revenue (Owensboro Medical Health System)
Series A 6.50% 3/1/45	1,000,000	955,330
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project) Series A 6.375% 7/1/30	725,000	683,871
Lebanon County, Pennsylvania Health Facilities Authority
Center Revenue (Pleasant View Retirement)
Series A 5.30% 12/15/26	1,000,000	857,220
Lucas County, Ohio Healthcare Facility Revenue (Lutheran
Homes) Series A 7.00% 11/1/45	2,000,000	1,963,939
Maryland State Health & Higher Educational
Facilities Authority Revenue
(Doctors Community Hospital) 5.75% 7/1/38	1,000,000	830,700
Montgomery County, Pennsylvania Industrial
Development Authority Revenue
(Meeting - Whitemarsh Continuing Care) 6.25% 2/1/35	1,500,000	1,217,940
New Jersey Health Care Facilities Financing
Authority Revenue
(St. Josephs Healthcare System) 6.625% 7/1/38	860,000	845,509
New York State Dormority Authority Revenue
Non State Supported Debt
(Orange Regional Medical Center) 6.25% 12/1/37	1,000,000	922,940
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Galloway Ridge Project)
Series A 6.00% 1/1/39	1,520,000	1,349,851
(First Mortgage - Presbyterian Homes) 5.60% 10/1/36	1,000,000	824,090
Pennsylvania Economic Development Financing Authority
Health System Revenue (Albert Einstein Healthcare)
Series A 6.25% 10/15/23	1,000,000	1,041,840
Philadelphia, Pennsylvania Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple University
Health System) Series A 5.50% 7/1/30	2,000,000	1,785,440
Richland County, Ohio Hospital Facilities Revenue
(Medcentral Health System Project)
Series B 6.375% 11/15/30	500,000	504,895
South Carolina Jobs - Economic Development Authority
Hospital Revenue (Palmetto Health) 5.75% 8/1/39	915,000	828,688

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Johns County, Florida Industrial Development Authority
Revenue (Presbyterian Retirement)
Series A 5.875% 8/1/40	$1,000,000	$922,100
St. Louis Park, Minnesota Health Care Facilities Revenue
(Park Nicollet Health Services) 5.75% 7/1/39	500,000	472,635
St. Paul, Minnesota Housing & Redevelopment Authority
Hospital Revenue (Health East Project) 6.00% 11/15/30	2,000,000	1,743,380
Suffolk County, New York Economic Development
(Peconic Landing Southold) 6.00% 12/1/40	575,000	540,880
Travis County, Texas Health Facilities
Development Corporation Revenue
(Westminister Manor Project) 7.125% 11/1/40	1,000,000	969,320
Washington State Health Care Facilities Authority Revenue
(Multicare Health System) Series B
6.00% 8/15/39 (ASSURED GTY)	1,250,000	1,279,838
Winchester, Virginia Industrial Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury Project) Series A 5.30% 1/1/35	1,000,000	863,040
Yavapai County, Arizona Industrial Development Authority
Hospital Revenue (Yavapai Medical Center)
Series A 6.00% 8/1/33	1,000,000	980,630
		39,630,635
Housing Revenue Bonds – 0.70%
California Municipal Finance Authority Mobile Home Park
Revenue (Caritas Projects) Series A 6.40% 8/15/45	1,585,000	1,444,284
		1,444,284
Lease Revenue Bonds – 3.73%
Capital Area Cultural Education Facilities Finance
Corporation Texas Revenue (Roman Catholic Diocese)
Series B 6.125% 4/1/45	1,000,000	952,690
Capital Trust Agency Florida Revenue
(Air Cargo - Aero Miami) Series A 5.35% 7/1/29	1,000,000	919,980
Guam Government Department of Education Certificates
of Participation (John F. Kennedy High School)
Series A 6.875% 12/1/40	2,000,000	1,873,440
Missouri State Development Finance Board Infrastructure
Facilities Revenue (Branson Landing Project)
Series A 5.50% 12/1/24	720,000	736,502

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York City, New York Industrial Development Agency
Revenue (Queens Baseball Stadium)
5.00% 1/1/46 (AMBAC)	$1,200,000	$941,280
New York City, New York Industrial Development Agency
Special Airport Facilities (Airis JFK I, LLC Project)
Series A 5.50% 7/1/28 (AMT)	905,000	771,006
Oklahoma City, Oklahoma Industrial & Cultural Facilities
Subordinated (Air Cargo - Obligated Group)
6.75% 1/1/23 (AMT)	1,160,000	1,032,133
Onondaga County Industrial Development Authority
Revenue Subordinated (Air Cargo Project)
7.25% 1/1/32 (AMT)	500,000	449,415
		7,676,446
Local General Obligation Bonds – 1.14%
Fairfax County, Virginia Refunding & Public Improvement
Series A 5.00% 4/1/17	2,000,000	2,340,720
		2,340,720
§Pre-Refunded Bonds – 0.52%
Bexar County, Texas Health Facilities Development
Corporation Revenue (Army Retirement Residence Project)
6.30% 7/1/32-12	1,000,000	1,080,520
		1,080,520
Special Tax Revenue Bonds – 16.22%
Anne Arundel County, Maryland Special Obligation
(National Business Park - North Project) 6.10% 7/1/40	1,500,000	1,384,935
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated Series B 5.875% 9/1/39	1,000,000	860,790
Brooklyn Arena Local Development Corporation, New York
Pilot Revenue (Barclays Center Project)
6.25% 7/15/40	2,000,000	1,957,720
6.50% 7/15/30	1,000,000	1,019,480
Chicago, Illinois Tax Increment Allocation (Chatham Ridge
Redevelopment Project) 5.95% 12/15/12	750,000	765,788
Dutchess County, New York Local Development Corporation
Revenue (Anderson Center Services Inc. Project)
6.00% 10/1/30	2,000,000	1,856,560
@ Farms New Kent, Virginia Community Development
Authority Special Assessment Series C 5.80% 3/1/36	1,000,000	717,990

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Henderson, Nevada Local Improvement Districts #T-18
5.30% 9/1/35	$660,000	$340,481
Lancaster, California Redevelopment Agency Tax Allocation
(Combined Redevelopment Project Areas)
6.875% 8/1/39	500,000	514,755
Middlesex County, New Jersey Improvement Authority Senior
Revenue (Heldrich Center Hotel/Conference Project) Series A
5.00% 1/1/32	500,000	231,435
5.125% 1/1/37	870,000	401,844
Nampa Development Corporation Idaho Revenue
5.90% 3/1/30	2,000,000	1,833,420
New Jersey Economic Development Authority Revenue
(Cigarette Tax) 5.75% 6/15/34	965,000	832,187
New York City, New York Transitional Finance Authority
(Future Tax Secured - Fiscal 2011)
5.00% 2/1/18	2,000,000	2,292,820
5.00% 2/1/26	1,000,000	1,056,450
New York Local Government Assistance Corporation
Subordinate Series A-5/6 5.00% 4/1/17	2,450,000	2,830,141
Norco, California Redevelopment Agency Tax Allocation
(Area #1 Project) 6.00% 3/1/36	1,000,000	926,430
Palm Drive Health Care District Parcel Tax Revenue
5.25% 4/1/30	2,000,000	1,417,520
Prescott Valley, Arizona Improvement District Special
Assessment (Sewer Collection System
Roadway Repair Project) 7.90% 1/1/12	41,000	42,679
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series K 5.00% 7/1/30	1,855,000	1,687,679
Puerto Rico Sales Tax Financing Corporation
Sales Tax Revenue
Ω(Capital Appreciation) Series A 6.75% 8/1/32	2,030,000	1,643,772
Series A 5.75% 8/1/37	800,000	794,584
Series C 5.25% 8/1/41	750,000	678,495
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,014,924
@ Southwestern Illinois Development Authority Revenue
(Local Government Program - Collinsville Limited Project)
5.35% 3/1/31	500,000	362,570

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
@ St. Joseph, Missouri Industrial Development Authority
Tax Increment Revenue (Shoppes at North Village
Project) Series A
5.375% 11/1/24	$1,000,000	$860,720
5.50% 11/1/27	500,000	422,470
State of Hawaii 5.50% 7/1/18	2,000,000	2,367,100
Virgin Islands Public Finance Authority Revenue Matching
Fund Loan Note Senior Lien Series A 5.00% 10/1/29	930,000	876,237
Winter Garden Village at Fowler Groves Community
Development District, Florida Special Assessment Revenue
5.65% 5/1/37	960,000	837,322
^ Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue (Capital
Appreciation-Sales Tax) Subordinate Lien 6.07% 6/1/21	1,090,000	590,758
		33,420,056
State General Obligation Bonds – 5.26%
California State Revenue (Antic NTS)
Series A-2 3.00% 6/28/11	2,000,000	2,013,560
Guam Government Series A 6.75% 11/15/29	1,565,000	1,619,963
Maryland State (State & Local Facilities Loan)
Series C 5.00% 11/1/18	3,100,000	3,662,030
Virginia State Series D 5.00% 6/1/19	3,000,000	3,547,530
		10,843,083
Transportation Revenue Bonds – 4.89%
Branson, Missouri Regional Airport Transportation
Development District (Airport Project)
Series A 6.00% 7/1/37	500,000	185,725
Maryland State Economic Development Corporation
Revenue (Transportation Facilities Project)
Series A 5.75% 6/1/35	1,000,000	903,100
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) 6.00% 12/1/42	1,970,000	1,920,159
Regional Transportation District Colorado Private Activity
Revenue (Denver Transfers Partners) 6.00% 1/15/41	1,000,000	923,280
Sacramento County, California Airport System Revenue
(PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,007,270
St. Louis, Missouri Airport Revenue (Lambert-St. Louis
International) Series A-1 6.625% 7/1/34	1,090,000	1,110,830

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation
Corporation Senior Lien
(LBJ Infrastructure) 7.00% 6/30/40	$2,000,000	$2,035,360
(Mobility Partners) 6.875% 12/31/39	1,960,000	1,984,441
		10,070,165
Water & Sewer Revenue Bonds – 1.67%
Guam Government Water and Waste Water System
Revenue 5.625% 7/1/40	1,755,000	1,552,666
New York State Environmental Facilities Corporation
(State Revolving Foundation Master Financing)
Series A 5.00% 8/15/17	1,620,000	1,882,148
		3,434,814
Total Municipal Bonds (cost $198,618,235)		188,050,112

Short-Term Investments – 5.97%
¤Variable Rate Demand Notes – 5.97%
Erie County, Pennsylvania Hospital Authority Revenue
(Hamot Health Foundation)
0.20% 5/15/20 (LOC-PNC Bank)	1,000,000	1,000,000
Massachusetts State Health & Educational Facilities
Authority Revenue (Children’s Hospital) Series N-4
0.21% 10/1/49 (LOC-JPMorgan Chase Bank)	8,000,000	8,000,000
Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (St. Louis University)
Series B-1 0.18% 10/1/35 (LOC-Bank of America)	1,300,000	1,300,000
New York City, New York Series C 0.17% 10/1/23
(LOC-JPMorgan Chase Bank)	2,000,000	2,000,000
Total Short-Term Investments (cost $12,300,000)		12,300,000

Total Value of Securities – 97.25%
(cost $210,918,235)		200,350,112

Receivables and Other Assets
Net of Liabilities – 2.75%		5,664,798
Net Assets Applicable to 22,285,198
Shares Outstanding – 100.00%		$206,014,910

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Class A ($129,682,721 / 14,061,702 Shares)	$9.22
Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Class B ($872,179 / 94,400 Shares)	$9.24
Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Class C ($40,684,330 / 4,393,127 Shares)	$9.26
Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Institutional Class ($34,775,680 / 3,735,969 Shares)	$9.31

Components of Net Assets at February 28, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$220,729,679
Distribution in excess of net investment income	(27,080)
Accumulated net realized loss on investments	(4,119,566)
Net unrealized depreciation of investments	(10,568,123)
Total net assets	$206,014,910

@	Illiquid security. At February 28, 2011, the aggregate amount of illiquid securities was $2,831,703, which represented 1.37% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
§	Pre-Refunded/Escrowed to Maturity bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to Financial Statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
•	Variable rate security. The rate shown is the rate as of February 28, 2011. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

50

Summary of abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
CDFI — Community Development Financial Institutions
LOC — Letter of Credit
XLCA — Insured by XL Capital Assurance

Net Asset Value and Offering Price Per Share –
Delaware National High Yield Municipal Bond Fund
Net asset value Class A (A)	$9.22
Sales charge (4.50% of offering price) (B)	0.43
Offering price	$9.65

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

51

Statements of operations
Six Months Ended February 28, 2011 (Unaudited)

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Investment Income:
Interest	$16,673,499	$15,306,750	$6,097,426

Expenses:
Management fees	1,655,390	1,809,109	567,121
Distribution expenses – Class A	695,460	687,559	170,315
Distribution expenses – Class B	21,310	1,992	4,897
Distribution expenses – Class C	145,189	320,670	202,790
Dividend disbursing and transfer
agent fees and expenses	196,895	332,137	76,274
Accounting and administration expenses	120,710	144,962	40,638
Registration fees	42,745	56,659	32,909
Reports and statements to shareholders	23,471	36,929	12,066
Audit and tax	21,430	22,308	9,254
Legal fees	18,550	20,802	9,458
Trustees’ fees	16,984	20,276	5,655
Insurance fees	12,586	11,911	2,266
Pricing fees	8,824	13,401	9,073
Custodian fees	6,507	6,728	2,258
Consulting fees	2,940	3,316	835
Trustees’ expenses	1,186	1,396	373
Due and services	425	2,058	10,047
	2,990,602	3,492,213	1,156,229
Less expenses absorbed or waived	(407,219)	(268,485)	(158,898)
Less waived distribution expenses – Class A	—	(343,779)	—
Less expense paid indirectly	(474)	(577)	(124)
Total operating expenses	2,582,909	2,879,372	997,207
Net Investment Income	14,090,590	12,427,378	5,100,219

52

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Net Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain (loss) on investments	$1,101,524	$(7,958,103)	$(1,871,180)
Net change in unrealized appreciation/
depreciation of investments	(41,417,284)	(34,762,458)	(17,371,500)
Net Realized and Unrealized Loss
on Investments	(40,315,760)	(42,720,561)	(19,242,680)

Net Decrease in Net Assets
Resulting from Operations	$(26,225,170)	$(30,293,183)	$(14,142,461)

See accompanying notes, which are an integral part of the financial statements.

53

Statements of changes in net assets
Delaware Tax-Free USA Fund

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$14,090,590	$27,449,487
Net realized gain on investments	1,101,524	5,376,303
Net change in unrealized
appreciation/depreciation of investments	(41,417,284)	33,754,276
Net increase (decrease) in net assets resulting from operations	(26,225,170)	66,580,066

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(13,275,941)	(26,109,963)
Class B	(82,863)	(265,094)
Class C	(564,431)	(948,392)
Institutional Class	(167,355)	(126,036)
	(14,090,590)	(27,449,485)

Capital Share Transactions:
Proceeds from shares sold:
Class A	127,953,088	61,819,342
Class B	5,491	87,469
Class C	3,691,506	9,773,385
Institutional Class	3,255,833	10,975,123

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	7,283,790	13,870,753
Class B	46,543	116,921
Class C	424,010	691,115
Institutional Class	88,045	69,762
	142,748,306	97,403,870

54

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(78,916,661)	$(67,005,588)
Class B	(1,532,633)	(3,446,173)
Class C	(4,370,362)	(2,360,456)
Institutional Class	(5,108,477)	(3,613,385)
	(89,928,133)	(76,425,602)
Increase in net assets derived from
capital share transactions	52,820,173	20,978,268
Net Increase in Net Assets	12,504,413	60,108,849

Net Assets:
Beginning of period	625,240,126	565,131,277
End of period	$637,744,539	$625,240,126

Undistributed net investment income	$66,895	$66,895

See accompanying notes, which are an integral part of the financial statements.

55

Statements of changes in net assets
Delaware Tax-Free USA Intermediate Fund

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$12,427,378	$20,922,589
Net realized gain (loss) on investments	(7,958,103)	3,101,284
Net change in unrealized
appreciation/depreciation of investments	(34,762,458)	31,454,823
Net increase (decrease) in net assets resulting from operations	(30,293,183)	55,478,696

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(7,828,367)	(17,243,762)
Class B	(5,109)	(18,866)
Class C	(822,894)	(1,408,918)
Institutional Class	(3,771,007)	(2,251,043)
	(12,427,377)	(20,922,589)

Capital Share Transactions:
Proceeds from shares sold:
Class A	93,327,649	240,540,308
Class B	16,933	5,061
Class C	9,529,794	32,062,484
Institutional Class	91,009,854	201,735,695

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	5,868,144	11,793,891
Class B	3,087	12,602
Class C	640,962	1,043,543
Institutional Class	1,770,827	1,022,951
	202,167,250	488,216,535

56

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(109,596,729)	$(257,852,688)
Class B	(151,511)	(403,130)
Class C	(10,428,040)	(11,028,080)
Institutional Class	(50,936,114)	(15,480,558)
	(171,112,394)	(284,764,456)
Increase in net assets derived from
capital share transactions	31,054,856	203,452,079
Net Increase (Decrease) in Net Assets	(11,665,704)	238,008,186

Net Assets:
Beginning of period	738,883,756	500,875,570
End of period	$727,218,052	$738,883,756

Undistributed net investment income	$16,226	$16,225

See accompanying notes, which are an integral part of the financial statements.

57

Statements of changes in net assets
Delaware National High-Yield Municipal Bond Fund

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,100,219	$5,970,302
Net realized gain (loss) on investments	(1,871,180)	1,001,919
Net change in unrealized
appreciation/depreciation of investments	(17,371,500)	13,240,902
Net increase (decrease) in net assets resulting
from operations	(14,142,461)	20,213,123

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,448,980)	(4,828,032)
Class B	(21,104)	(63,201)
Class C	(878,427)	(793,575)
Institutional Class	(733,724)	(265,485)
	(5,082,235)	(5,950,293)

Capital Share Transactions:
Proceeds from shares sold:
Class A	48,345,272	80,165,567
Class B	—	25,758
Class C	14,910,440	28,127,837
Institutional Class	32,925,251	21,613,556

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	2,516,663	3,020,007
Class B	12,716	31,120
Class C	672,100	528,580
Institutional Class	396,301	144,889
	99,778,743	133,657,314

58

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(48,087,296)	$(23,646,518)
Class B	(170,002)	(553,592)
Class C	(7,376,218)	(2,204,078)
Institutional Class	(12,875,861)	(5,576,829)
	(68,509,377)	(31,981,017)
Increase in net assets derived from
capital share transactions	31,269,366	101,676,297
Net Increase in Net Assets	12,044,670	115,939,127

Net Assets:
Beginning of period	193,970,240	78,031,113
End of period	$206,014,910	$193,970,240

Distributions in excess of net investment income	$(27,080)	$(4,408)

See accompanying notes, which are an integral part of the financial statements.

59

Financial highlights
Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

60

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$11.630	$10.890	$10.970	$11.230	$11.570	$11.760

0.258	0.522	0.479	0.462	0.466	0.458
(0.760)	0.740	(0.081)	(0.260)	(0.337)	(0.186)
(0.502)	1.262	0.398	0.202	0.129	0.272

(0.258)	(0.522)	(0.478)	(0.462)	(0.469)	(0.462)
(0.258)	(0.522)	(0.478)	(0.462)	(0.469)	(0.462)

$10.870	$11.630	$10.890	$10.970	$11.230	$11.570

(4.35% )	11.85%	3.91%	1.82%	1.08%	2.42%

$600,693	$581,931	$536,420	$510,822	$735,584	$656,813
0.80%	0.80%	0.84%	0.85%	0.87%	0.86%

0.93%	0.95%	0.97%	0.94%	0.95%	1.00%
4.64%	4.64%	4.60%	4.13%	4.03%	3.97%

4.51%	4.49%	4.47%	4.04%	3.95%	3.83%
31%	32%	66%	28%	36%	41%

61

Financial highlights
Delaware Tax-Free USA Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

62

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$11.620	$10.880	$10.960	$11.230	$11.570	$11.760

0.216	0.437	0.399	0.378	0.378	0.370
(0.750)	0.740	(0.080)	(0.270)	(0.337)	(0.186)
(0.534)	1.177	0.319	0.108	0.041	0.184

(0.216)	(0.437)	(0.399)	(0.378)	(0.381)	(0.374)
(0.216)	(0.437)	(0.399)	(0.378)	(0.381)	(0.374)

$10.870	$11.620	$10.880	$10.960	$11.230	$11.570

(4.62% )	11.01%	3.13%	0.96%	0.32%	1.63%

$3,595	$5,373	$8,168	$11,812	$17,286	$22,189
1.56%	1.56%	1.60%	1.61%	1.63%	1.63%

1.69%	1.71%	1.73%	1.70%	1.71%	1.73%
3.88%	3.88%	3.84%	3.37%	3.27%	3.20%

3.75%	3.73%	3.71%	3.28%	3.19%	3.10%
31%	32%	66%	28%	36%	41%

63

Financial highlights
Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

64

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$11.630	$10.890	$10.970	$11.230	$11.570	$11.760

0.216	0.437	0.399	0.377	0.378	0.370
(0.750)	0.740	(0.080)	(0.260)	(0.337)	(0.186)
(0.534)	1.177	0.319	0.117	0.041	0.184

(0.216)	(0.437)	(0.399)	(0.377)	(0.381)	(0.374)
(0.216)	(0.437)	(0.399)	(0.377)	(0.381)	(0.374)

$10.880	$11.630	$10.890	$10.970	$11.230	$11.570

(4.62% )	11.00%	3.13%	0.96%	0.41%	1.63%

$28,077	$30,302	$20,542	$16,641	$16,871	$15,110
1.56%	1.56%	1.60%	1.61%	1.63%	1.63%

1.69%	1.71%	1.73%	1.70%	1.71%	1.73%
3.88%	3.88%	3.84%	3.37%	3.27%	3.20%

3.75%	3.73%	3.71%	3.28%	3.19%	3.10%
31%	32%	66%	28%	36%	41%

65

Financial highlights
Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
4 Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

66

Six Months Ended	Year Ended	12/31/082
2/28/111	8/31/10	to
(Unaudited)		8/31/09
$11.720	$10.890	$10.020

0.273	0.549	0.322
(0.760)	0.830	0.870
(0.487)	1.379	1.192

(0.273)	(0.549)	(0.322)
(0.273)	(0.549)	(0.322)

$10.960	$11.720	$10.890

(4.18% )	12.84%	12.15%

$5,380	$7,634	$1
0.56%	0.56%	0.60%

0.69%	0.71%	0.73%
4.88%	4.88%	4.84%

4.75%	4.73%	4.71%
31%	32%	66%	4

67

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

68

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$12.110	$11.460	$11.250	$11.210	$11.470	$11.610

0.198	0.423	0.388	0.383	0.414	0.408
(0.660)	0.650	0.210	0.041	(0.260)	(0.140)
(0.462)	1.073	0.598	0.424	0.154	0.268

(0.198)	(0.423)	(0.388)	(0.384)	(0.414)	(0.408)
(0.198)	(0.423)	(0.388)	(0.384)	(0.414)	(0.408)

$11.450	$12.110	$11.460	$11.250	$11.210	$11.470

(3.83% )	9.53%	5.49%	3.83%	1.34%	2.38%

$443,795	$481,004	$459,782	$407,729	$306,215	$204,525
0.75%	0.75%	0.75%	0.75%	0.76%	0.75%

0.97%	1.00%	1.03%	1.03%	1.03%	1.07%
3.41%	3.59%	3.51%	3.38%	3.60%	3.56%

3.19%	3.34%	3.23%	3.10%	3.33%	3.24%
25%	27%	47%	28%	40%	37%

69

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

70

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$12.100	$11.450	$11.240	$11.200	$11.460	$11.610

0.148	0.324	0.294	0.287	0.317	0.311
(0.670)	0.650	0.210	0.041	(0.260)	(0.150)
(0.522)	0.974	0.504	0.328	0.057	0.161

(0.148)	(0.324)	(0.294)	(0.288)	(0.317)	(0.311)
(0.148)	(0.324)	(0.294)	(0.288)	(0.317)	(0.311)

$11.430	$12.100	$11.450	$11.240	$11.200	$11.460

(4.33% )	8.62%	4.61%	2.95%	0.48%	1.43%

$356	$511	$861	$1,272	$1,786	$2,413
1.60%	1.60%	1.60%	1.60%	1.61%	1.60%

1.67%	1.70%	1.73%	1.73%	1.73%	1.77%
2.56%	2.74%	2.66%	2.53%	2.75%	2.71%

2.49%	2.64%	2.53%	2.40%	2.63%	2.54%
25%	27%	47%	28%	40%	37%

71

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

72

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$12.110	$11.450	$11.240	$11.200	$11.470	$11.610

0.148	0.323	0.294	0.287	0.317	0.311
(0.670)	0.660	0.210	0.041	(0.270)	(0.140)
(0.522)	0.983	0.504	0.328	0.047	0.171

(0.148)	(0.323)	(0.294)	(0.288)	(0.317)	(0.311)
(0.148)	(0.323)	(0.294)	(0.288)	(0.317)	(0.311)

$11.440	$12.110	$11.450	$11.240	$11.200	$11.470

(4.32% )	8.70%	4.60%	2.95%	0.39%	1.52%

$61,281	$65,343	$40,232	$24,880	$28,237	$28,004
1.60%	1.60%	1.60%	1.60%	1.61%	1.60%

1.67%	1.70%	1.73%	1.73%	1.73%	1.77%
2.56%	2.74%	2.66%	2.53%	2.75%	2.71%

2.49%	2.64%	2.53%	2.40%	2.63%	2.54%
25%	27%	47%	28%	40%	37%

73

Financial highlights
Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
4 Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

74

Six Months Ended	Year Ended	12/31/082 to
2/28/111	8/31/10	8/31/09
(Unaudited)
$12.230	$11.460	$10.800

0.208	0.424	0.269
(0.670)	0.770	0.660
(0.462)	1.194	0.929

(0.208)	(0.424)	(0.269)
(0.208)	(0.424)	(0.269)

$11.560	$12.230	$11.460

(3.79% )	10.62%	8.68%

$221,786	$192,026	$1
0.60%	0.60%	0.60%

0.67%	0.70%	0.73%
3.56%	3.74%	3.65%

3.49%	3.64%	3.52%
25%	27%	47%	4

75

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

76

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$10.090	$8.920	$9.510	$10.030	$10.320	$10.380

0.242	0.513	0.505	0.484	0.482	0.477
(0.871)	1.169	(0.595)	(0.520)	(0.290)	(0.060)
(0.629)	1.682	(0.090)	(0.036)	0.192	0.417

(0.241)	(0.512)	(0.500)	(0.484)	(0.482)	(0.477)
(0.241)	(0.512)	(0.500)	(0.484)	(0.482)	(0.477)

$9.220	$10.090	$8.920	$9.510	$10.030	$10.320

(6.28% )	19.29%	(0.38% )	(0.37% )	1.82%	4.15%

$129,683	$139,628	$68,812	$67,762	$65,143	$68,663
0.85%	0.85%	0.90%	0.90%	0.91%	0.90%

1.00%	1.04%	1.08%	1.04%	1.03%	1.02%
5.06%	5.24%	6.06%	4.94%	4.66%	4.66%

4.91%	5.05%	5.88%	4.80%	4.54%	4.54%
37%	37%	67%	24%	37%	73%

77

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

78

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$10.110	$8.940	$9.530	$10.050	$10.350	$10.400

0.207	0.442	0.440	0.410	0.404	0.400
(0.871)	1.169	(0.592)	(0.520)	(0.300)	(0.050)
(0.664)	1.611	(0.152)	(0.110)	0.104	0.350

(0.206)	(0.441)	(0.438)	(0.410)	(0.404)	(0.400)
(0.206)	(0.441)	(0.438)	(0.410)	(0.404)	(0.400)

$9.240	$10.110	$8.940	$9.530	$10.050	$10.350

(6.61% )	18.37%	(1.11% )	(1.12% )	0.96%	3.47%

$872	$1,118	$1,448	$3,135	$5,972	$9,519
1.60%	1.60%	1.65%	1.65%	1.66%	1.65%

1.75%	1.79%	1.83%	1.79%	1.78%	1.77%
4.31%	4.49%	5.31%	4.19%	3.91%	3.91%

4.16%	4.30%	5.13%	4.05%	3.79%	3.79%
37%	37%	67%	24%	37%	73%

79

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

80

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$10.130	$8.960	$9.550	$10.070	$10.360	$10.420

0.207	0.442	0.441	0.410	0.404	0.400
(0.871)	1.169	(0.592)	(0.520)	(0.290)	(0.060)
(0.664)	1.611	(0.151)	(0.110)	0.114	0.340

(0.206)	(0.441)	(0.439)	(0.410)	(0.404)	(0.400)
(0.206)	(0.441)	(0.439)	(0.410)	(0.404)	(0.400)

$9.260	$10.130	$8.960	$9.550	$10.070	$10.360

(6.60% )	18.33%	(1.11% )	(1.12% )	1.06%	3.36%

$40,684	$36,384	$7,770	$6,998	$4,848	$5,332
1.60%	1.60%	1.65%	1.65%	1.66%	1.65%

1.75%	1.79%	1.83%	1.79%	1.78%	1.77%
4.31%	4.49%	5.31%	4.19%	3.91%	3.91%

4.16%	4.30%	5.13%	4.05%	3.79%	3.79%
37%	37%	67%	24%	37%	73%

81

Financial highlights
Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4 Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

82

Six Months Ended	Year Ended	12/31/082 to
2/28/111	8/31/10	8/31/09
(Unaudited)
$10.190	$8.930	$7.590

0.256	0.534	0.342
(0.881)	1.259	1.338
(0.625)	1.793	1.680

(0.255)	(0.533)	(0.340)
(0.255)	(0.533)	(0.340)

$9.310	$10.190	$8.930

(6.19% )	20.55%	22.55%

$34,776	$16,840	$1
0.60%	0.60%	0.65%

0.75%	0.79%	0.85%
5.31%	5.49%	6.41%

5.16%	5.30%	6.21%
37%	37%	67%	4

83

Notes to financial statements
Delaware National Tax-Free Funds	February 28, 2011 (Unaudited)

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund (each referred to as a Fund or, collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and up to 2.75% for Delaware Tax-Free USA Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund; and of 0.75% for Delaware Tax-Free USA Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class B shares of Delaware Tax-Free USA Intermediate Fund were sold with a CDSC that declines from 2% to zero depending upon the period of time the shares were held. Class B shares of the Tax-Free USA Intermediate Fund will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

84

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2007 – August 31, 2010), and has concluded that no provision for federal income tax is required for each Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are

85

Notes to financial statements
Delaware National Tax-Free Funds

1. Significant Accounting Policies (continued)

amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Funds may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended February 28, 2011.

The Funds may receive earnings credits from their transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended February 28, 2011, the Funds earned the following under this agreement:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$474	$577	$124

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

Effective December 29, 2010, DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 0.56%, 0.60%, and 0.60% of average daily net assets of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund, respectively, through December 29, 2011. Prior to December 29, 2010, the expense

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limitations were voluntary. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Funds’ Boards and DMC. These expense waivers and reimbursement applies only to expenses paid directly by the Funds.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, each Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended February 28, 2011, each Fund was charged for these services as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$15,212	$18,269	$5,121

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares for Delaware Tax-Free USA Intermediate Fund, 0.25% of the average daily net assets of the Class A shares for the Delaware National High-Yield Municipal Bond Fund and 1.00% of the average daily net assets of the Class B and C for all the Funds. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. Effective April 21, 2006, the maximum amount of the Class A 12b-1 fees was reduced to 0.25% and the total 12b-1 fees to be paid to Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through December 29, 2011 in order to prevent distribution and service fees of Class A shares from exceeding 0.15% of average daily net assets for the Delaware Tax-Free USA Intermediate Fund.

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Notes to financial statements
Delaware National Tax-Free Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At February 28, 2011, each Fund had liabilities payable to affiliates as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Investment management fees
payable to DMC	$207,416	$234,435	$51,136
Dividend disbursing, transfer
agent and fund accounting
oversight fees and other
expenses payable to DSC	17,192	24,381	6,084
Distribution fees payable
to DDLP	136,205	97,244	56,097
Other expenses payable to
DMC and affiliates*	25,378	29,658	9,944
*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreements, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended February 28, 2011, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$2,478	$2,560	$681

For the six months ended February 28, 2011, DDLP earned commissions on sales of each Fund’s Class A shares as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$18,012	$16,254	$52,064

For the six months ended February 28, 2011, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Class A	$0	$0	$0
Class B	706	0	20
Class C	282	5,836	3,448

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Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 28, 2011, the Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Purchases	$217,701,016	$193,003,835	$96,138,734
Sales	186,737,006	183,968,684	74,365,878

At February 28, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2011, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Cost of investments	$636,324,171	$704,763,850	$210,828,404
Aggregate unrealized
appreciation	$23,552,673	$20,231,427	$2,645,664
Aggregate unrealized
depreciation	(21,697,671)	(8,921,992)	(13,123,956)
Net unrealized appreciation
(depreciation)	$1,855,002	$11,309,435	$(10,478,292)

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

89

Notes to financial statements
Delaware National Tax-Free Funds

3. Investments (continued)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	–	inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
Municipal Bonds	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Level 2	$638,179,173	$716,073,285	$200,350,112

There were no Level 1 and Level 3 securities at the beginning or end of the period.

During the six months ended February 28, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2011 and the year ended August 31, 2010 was as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Six months ended 2/28/11*
Tax-exempt income	$13,859,303	$12,424,433	$5,039,830
Ordinary income	231,287	2,944	42,405
Total	$14,090,590	$12,427,377	$5,082,235

Year ended 8/31/10
Tax-exempt income	$26,946,651	$20,788,197	$5,854,908
Ordinary income	502,834	134,392	95,385
Total	$27,449,485	$20,922,589	$5,950,293

*Tax information for the period ended February 28, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

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5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2011, the estimated components of net assets on a tax basis were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Shares of beneficial interest	$642,172,250	$729,549,802	$220,729,679
Distributions payable	(454,956)	(372,905)	(156,750)
Undistributed tax-exempt
income	521,851	389,131	129,670
Realized gains
9/1/10 – 2/28/11	3,694,309	270,354	442,974
Post-October losses	(2,592,785)	(8,228,457)	(2,310,166)
Capital loss carryforward
as of 8/31/10	(7,451,132)	(5,699,308)	(2,342,205)
Unrealized appreciation
(depreciation) of investments	1,855,002	11,309,435	(10,478,292)
Net assets	$637,744,539	$727,218,052	$206,014,910

The differences between book basis and tax basis components of the net assets are primarily attributable to tax treatment of market discount and premium on debt instruments and tax treatment of distributions payable.

Post-October losses represent losses realized on investment transactions from November 1, 2010 through February 28, 2011 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 28, 2011, the Delaware National High-Yield Municipal Bond Fund recorded the following reclassifications:

Undistributed net investment income	$(40,656)
Accumulated net realized loss	40,656

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2010 will expire as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
Year of Expiration	USA Fund	USA Intermediate Fund	Municipal Bond Fund
2011	$—	$—	$631,027
2012	—	—	980,742
2015	—	—	355,701
2017	7,451,132	5,699,308	374,735
Total	$7,451,132	$5,699,308	$2,342,205

91

Notes to financial statements
Delaware National Tax-Free Funds

5. Components of Net Assets on a Tax Basis (continued)

For the six months ended February 28, 2011, the Funds had capital gains which may decrease the capital loss carryforwards.

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$3,694,309	$270,354	$442,974

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware National High-Yield
	USA Fund		USA Intermediate Fund		Municipal Bond Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	2/28/11	8/31/10	2/28/11	8/31/10	2/28/11	8/31/10
Shares sold:
Class A	11,755,797	5,499,136	8,023,545	20,561,913	4,941,462	8,272,964
Class B	476	7,807	1,503	427	—	2,718
Class C	330,237	866,259	807,945	2,735,842	1,512,050	2,898,321
Institutional Class	287,822	962,114	7,670,773	16,911,847	3,405,245	2,202,319

Shares issued upon reinvestment of dividends and distributions:
Class A	653,106	1,229,783	503,423	1,005,351	263,275	313,502
Class B	4,163	10,383	264	1,078	1,326	3,238
Class C	38,011	61,213	55,035	88,888	70,212	54,352
Institutional Class	7,846	6,078	150,721	85,605	41,408	14,620
	13,077,458	8,642,773	17,213,209	41,390,951	10,234,978	13,762,034

Shares repurchased:
Class A	(7,202,438)	(5,953,210)	(9,458,966)	(21,987,886)	(4,980,269)	(2,460,064)
Class B	(136,142)	(306,421)	(12,877)	(34,462)	(17,553)	(57,274)
Class C	(391,561)	(208,581)	(902,809)	(941,095)	(779,647)	(228,990)
Institutional Class	(456,103)	(316,816)	(4,329,004)	(1,298,699)	(1,363,926)	(563,836)
	(8,186,244)	(6,785,028)	(14,703,656)	(24,262,142)	(7,141,395)	(3,310,164)
Net increase	4,891,214	1,857,745	2,509,553	17,128,809	3,093,583	10,451,870

For the six months ended February 28, 2011 and the year ended August 31, 2010, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

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	Six Months Ended			Year Ended
	2/28/11			8/31/10
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
USA Fund	47,851	47,809	$542,517	104,388	104,295	$1,173,700
Delaware Tax-Free
USA Intermediate Fund	5,515	5,510	63,258	8,148	8,141	95,087
Delaware National High-Yield
Municipal Bond Fund	1,909	1,913	18,818	8,566	8,583	81,217

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 16, 2010.

Effective as of November 16, 2010, each Fund, along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $50,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Funds had no amounts outstanding as of February 28, 2011, or at any time during the period then ended.

8. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds. At February 28, 2011, 7.66%, 8.81%, and 2.66% of the Fund’s net assets for the Delaware Tax-Free USA Fund, the Delaware Tax-Free USA Intermediate Fund, and the Delaware National High-Yield Municipal bond Fund, respectively, were insured by bond insurers. These securities have been identified in the statements of net assets.

93

Notes to financial statements
Delaware National Tax-Free Funds

8. Credit and Market Risk (continued)

As of February 28, 2011, the Funds invested in municipal bonds issued by the state of New York which constituted approximately 16%, 13%, and 11% of the Fund’s portfolio for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund, respectively.

Each Fund may invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely

94

manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. As of February 28, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

9. Contractual Obligations

The Funds enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Funds has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined no material events or transactions occurred subsequent to February 28, 2011 that would require recognition or disclosure in the Funds’ financial statements.

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Other Fund information
(Unaudited)
Delaware National Tax-Free Funds

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Tax-Free Fund and Voyageur Mutual Funds (the Trusts) effective May 20, 2010. At a meeting held on May 20, 2010, the Boards of Trustees of the Trusts, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trusts for the fiscal year ended Aug. 31, 2010. During the fiscal years ended Aug. 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trusts did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trusts and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trusts nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trusts’ financial statements.

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About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

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Semiannual report

Delaware Tax-Free Arizona Fund
Delaware Tax-Free California Fund
Delaware Tax-Free Colorado Fund
Delaware Tax-Free Idaho Fund
Delaware Tax-Free New York Fund

February 28, 2011

Fixed income mutual funds

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Disclosure of Fund expenses	1
Sector allocations	4
Statements of net assets	9
Statements of operations	50
Statements of changes in net assets	52
Financial highlights	62
Notes to financial statements	92
Other Fund information	107
About the organization	108

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period September 1, 2010 to February 28, 2011

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from September 1, 2010 to February 28, 2011.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Tax-Free Arizona Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/10	2/28/11	Expense Ratio	9/1/10 to 2/28/11*
Actual Fund return
Class A	$1,000.00	$952.10	0.90%	$4.36
Class B	1,000.00	949.50	1.65%	7.98
Class C	1,000.00	948.80	1.65%	7.97
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.33	0.90%	$4.51
Class B	1,000.00	1,016.61	1.65%	8.25
Class C	1,000.00	1,016.61	1.65%	8.25

Delaware Tax-Free California Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/10	2/28/11	Expense Ratio	9/1/10 to 2/28/11*
Actual Fund return
Class A	$1,000.00	$938.30	0.82%	$3.94
Class B	1,000.00	936.00	1.57%	7.54
Class C	1,000.00	935.00	1.57%	7.53
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.73	0.82%	$4.11
Class B	1,000.00	1,017.01	1.57%	7.85
Class C	1,000.00	1,017.01	1.57%	7.85

Delaware Tax-Free Colorado Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/10	2/28/11	Expense Ratio	9/1/10 to 2/28/11*
Actual Fund return
Class A	$1,000.00	$950.30	0.91%	$4.40
Class B	1,000.00	946.80	1.66%	8.01
Class C	1,000.00	946.90	1.66%	8.01
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.28	0.91%	$4.56
Class B	1,000.00	1,016.56	1.66%	8.30
Class C	1,000.00	1,016.56	1.66%	8.30

2

Delaware Tax-Free Idaho Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/10	2/28/11	Expense Ratio	9/1/10 to 2/28/11*
Actual Fund return
Class A	$1,000.00	$954.00	0.93%	$4.51
Class B	1,000.00	950.30	1.68%	8.12
Class C	1,000.00	950.30	1.68%	8.12
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.18	0.93%	$4.66
Class B	1,000.00	1,016.46	1.68%	8.40
Class C	1,000.00	1,016.46	1.68%	8.40

Delaware Tax-Free New York Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/10	2/28/11	Expense Ratio	9/1/10 to 2/28/11*
Actual Fund return
Class A	$1,000.00	$949.80	0.80%	$3.87
Class B	1,000.00	946.10	1.55%	7.48
Class C	1,000.00	946.10	1.55%	7.48
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.83	0.80%	$4.01
Class B	1,000.00	1,017.11	1.55%	7.75
Class C	1,000.00	1,017.11	1.55%	7.75

*“Expenses Paid During Period” are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

Sector allocations
Delaware Tax-Free Arizona Fund	As of February 28, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	95.14%
Corporate Revenue Bonds	7.64%
Education Revenue Bonds	11.03%
Electric Revenue Bonds	6.27%
Healthcare Revenue Bonds	13.21%
Lease Revenue Bonds	10.89%
Local General Obligation Bonds	4.78%
Pre-Refunded Bonds	6.82%
Special Tax Revenue Bonds	12.46%
State & Territory General Obligation Bonds	6.67%
Transportation Revenue Bonds	5.78%
Water & Sewer Revenue Bonds	9.59%
Short-Term Investments	3.77%
Total Value of Securities	98.91%
Receivables and Other Assets Net of Liabilities	1.09%
Total Net Assets	100.00%

4

Delaware Tax-Free California Fund	As of February 28, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	95.45%
Corporate Revenue Bonds	4.82%
Education Revenue Bonds	9.07%
Electric Revenue Bonds	7.04%
Healthcare Revenue Bonds	12.46%
Housing Revenue Bonds	6.79%
Lease Revenue Bonds	7.52%
Local General Obligation Bonds	7.19%
Pre-Refunded Bonds	3.28%
Resource Recovery Revenue Bond	1.20%
Special Tax Revenue Bonds	17.19%
State & Territory General Obligation Bonds	12.21%
Transportation Revenue Bonds	3.41%
Water & Sewer Revenue Bonds	3.27%
Short-Term Investments	4.75%
Total Value of Securities	100.20%
Liabilities Net of Receivables and Other Assets	(0.20%)
Total Net Assets	100.00%

5

Sector allocations
Delaware Tax-Free Colorado Fund	As of February 28, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	94.65%
Corporate Revenue Bond	1.14%
Education Revenue Bonds	10.72%
Electric Revenue Bonds	9.39%
Healthcare Revenue Bonds	21.00%
Housing Revenue Bonds	2.18%
Lease Revenue Bonds	3.61%
Local General Obligation Bonds	12.42%
Pre-Refunded Bonds	11.71%
Special Tax Revenue Bonds	8.86%
State & Territory General Obligation Bonds	7.39%
Transportation Revenue Bonds	4.89%
Water & Sewer Revenue Bonds	1.34%
Short-Term Investments	5.05%
Total Value of Securities	99.70%
Receivables and Other Assets Net of Liabilities	0.30%
Total Net Assets	100.00%

6

Delaware Tax-Free Idaho Fund	As of February 28, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	96.62%
Corporate Revenue Bonds	6.23%
Education Revenue Bonds	11.10%
Electric Revenue Bonds	4.23%
Healthcare Revenue Bonds	4.81%
Housing Revenue Bonds	6.74%
Lease Revenue Bonds	4.59%
Local General Obligation Bonds	21.35%
Pre-Refunded Bonds	4.43%
Special Tax Revenue Bonds	15.40%
State General Obligation Bonds	5.45%
Transportation Revenue Bonds	8.65%
Water & Sewer Revenue Bonds	3.64%
Short-Term Investment	2.19%
Total Value of Securities	98.81%
Receivables and Other Assets Net of Liabilities	1.19%
Total Net Assets	100.00%

7

Sector allocations
Delaware Tax-Free New York Fund	As of February 28, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	95.14%
Corporate Revenue Bonds	6.60%
Education Revenue Bonds	24.65%
Electric Revenue Bonds	3.55%
Healthcare Revenue Bonds	11.40%
Housing Revenue Bonds	1.36%
Lease Revenue Bonds	6.48%
Local General Obligation Bonds	3.35%
Pre-Refunded Bonds	2.83%
Special Tax Revenue Bonds	17.14%
State & Territory General Obligation Bonds	6.00%
Transportation Revenue Bonds	8.62%
Water & Sewer Revenue Bonds	3.16%
Short-Term Investment	3.33%
Total Value of Securities	98.47%
Receivables and Other Assets Net of Liabilities	1.53%
Total Net Assets	100.00%

8

Statements of net assets
Delaware Tax-Free Arizona Fund	February 28, 2011 (Unaudited)

	Principal amount	Value
Municipal Bonds – 95.14%
Corporate Revenue Bonds – 7.64%
Maricopa County Pollution Control (Palo Verde Project)
Series A 5.05% 5/1/29 (AMBAC)	$2,000,000	$1,927,280
•Series B 5.20% 6/1/43	1,500,000	1,485,765
• Navajo County Pollution Control Revenue
(Arizona Public Services-Cholla)
Series D 5.75% 6/1/34	1,500,000	1,637,610
Pima County Industrial Development Authority Pollution
Control Revenue (Tucson Electric Power San Juan)
5.75% 9/1/29	750,000	731,415
Series A 4.95% 10/1/20	1,450,000	1,398,322
Puerto Rico Port Authority Revenue (American Airlines)
Series A 6.25% 6/1/26 (AMT)	1,115,000	919,897
		8,100,289
Education Revenue Bonds – 11.03%
Arizona Board of Regents
University of Arizona System Revenue
Series A 5.00% 6/1/21	1,255,000	1,359,115
Series C 5.50% 7/1/25	330,000	352,843
Arizona Health Facilities Authority
Healthcare Education Revenue (Kirksville College)
5.125% 1/1/30	1,500,000	1,402,695
Arizona State University Certificates of Participation
(Research Infrastructure Project)
5.00% 9/1/30 (AMBAC)	2,000,000	1,968,180
Arizona State University Energy Management Revenue
(Arizona State University-Tempe Campus II Project)
4.50% 7/1/24	1,385,000	1,372,590
Energy Management Services Conservation Revenue
(Arizona State University-Main Campus Project)
5.25% 7/1/17 (NATL-RE)	1,500,000	1,576,665
Glendale Industrial Development Authority Revenue
(Midwestern University) 5.125% 5/15/40	1,005,000	919,173
Pima County Industrial Development Authority Educational
Revenue (Tucson Country Day School Project)
5.00% 6/1/37	1,000,000	719,210
South Campus Group Student Housing Revenue
(Arizona State University-South Campus Project)
5.625% 9/1/35 (NATL-RE)	1,000,000	941,790

9

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Tucson Industrial Development Authority Lease Revenue
(University of Arizona-Marshall Foundation)
Series A 5.00% 7/15/27 (AMBAC)	$1,000,000	$993,870
University of Arizona Certificates of Participation
(University of Arizona Project)
Series A 5.125% 6/1/21 (AMBAC)	85,000	88,173
		11,694,304
Electric Revenue Bonds – 6.27%
Mesa Utilities System Revenue 5.00% 7/1/18
(NATL-RE) (FGIC)	2,150,000	2,399,249
Puerto Rico Electric Power Authority Revenue
Series WW 5.00% 7/1/28	1,430,000	1,319,061
Series ZZ 5.25% 7/1/26	1,500,000	1,456,830
Salt River Project Agricultural Improvement &
Power District Electric System Revenue
Series B 5.00% 1/1/31 (NATL-RE) (IBC)	1,460,000	1,468,439
		6,643,579
Healthcare Revenue Bonds – 13.21%
Arizona Health Facilities Authority Revenue
(Catholic Healthcare West) Series D 5.00% 7/1/28	1,500,000	1,411,950
Glendale Industrial Development Authority Hospital
Revenue (John C. Lincoln Health) 5.00% 12/1/42	2,500,000	2,018,275
Maricopa County Industrial Development Authority Health
Facilities Revenue (Catholic Healthcare West) Series A
5.50% 7/1/26	1,000,000	990,220
6.00% 7/1/39	2,500,000	2,504,625
Scottsdale Industrial Development Authority
Hospital Revenue (Scottsdale Healthcare)
Series A 5.25% 9/1/30	1,250,000	1,236,463
University Medical Center Hospital Revenue
5.00% 7/1/35	1,500,000	1,293,735
6.50% 7/1/39	2,500,000	2,556,174
Yavapai County Industrial Development Authority
Revenue (Yavapai Regional Medical Center)
Series A 5.25% 8/1/21 (RADIAN)	2,000,000	1,991,980
		14,003,422

10

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds – 10.89%
Arizona Game & Fish Department &
Community Beneficial Interest Certificates
(Administration Building Project)
5.00% 7/1/32	$1,000,000	$939,370
Arizona State Certificates of Participation Department
Administration Series A 5.25% 10/1/25 (AGM)	1,500,000	1,541,685
Marana Municipal Property Facilities Revenue
5.00% 7/1/28 (AMBAC)	575,000	579,318
Maricopa County Industrial Development Authority
Correctional Contract Revenue (Phoenix West Prison)
Series B 5.375% 7/1/22 (ACA)	1,000,000	965,760
Phoenix Industrial Development Authority Lease
Revenue (Capitol Mall II, LLC Project)
5.00% 9/15/28 (AMBAC)	2,000,000	1,925,320
Pima County Industrial Development Authority Lease
Revenue Metro Police Facility (Nevada Project) Series A
5.25% 7/1/31	1,500,000	1,509,960
5.375% 7/1/39	1,500,000	1,471,005
Pinal County Certificates of Participation
5.00% 12/1/29	1,300,000	1,201,499
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series D 5.25% 7/1/27	470,000	446,707
University of Arizona Certificates of Participation
(University of Arizona Project)
Series B 5.00% 6/1/31 (AMBAC)	1,000,000	970,180
		11,550,804
Local General Obligation Bonds – 4.78%
Coconino & Yavapai Counties Joint Unified School
District #9 (Sedona Oak Creek Project of 2007)
Series A 4.50% 7/1/18 (AGM)	1,520,000	1,713,040
Series B 5.375% 7/1/28	1,350,000	1,402,758
DC Ranch Community Facilities 5.00% 7/15/27 (AMBAC)	1,000,000	933,610
• Gila County Unified School District #10
(Payson School Improvement Project of 2006) Series A
5.25% 7/1/27 (AMBAC)	1,000,000	1,017,180
		5,066,588

11

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds – 6.82%
Phoenix Variable Purpose Series B 5.00% 7/1/27-12	$2,435,000	$2,457,329
Pinal County Certificates of Participation
5.125% 6/1/21-11 (AMBAC)	2,000,000	2,044,440
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series K
5.00% 7/1/35-15	750,000	865,215
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities) Series I
5.25% 7/1/33-14	5,000	5,641
Southern Arizona Capital Facilities Finance Revenue
(University of Arizona Project)
5.10% 9/1/33-12 (NATL-RE)	1,250,000	1,335,800
University of Arizona Certificates of Participation
(University of Arizona Project) Series A
5.125% 6/1/21-12 (AMBAC)	500,000	528,105
		7,236,530
Special Tax Revenue Bonds – 12.46%
Arizona Tourism & Sports Authority Tax Revenue
(Multipurpose Stadium Facilities) Series A
5.00% 7/1/28 (NATL-RE)	1,345,000	1,284,085
Flagstaff Aspen Place Sawmill Improvement District
Revenue 5.00% 1/1/32	1,350,000	1,326,753
Gilbert Public Facilities Municipal Property
Revenue 5.00% 7/1/25	1,250,000	1,283,363
Marana Tangerine Farm Road Improvement District
Revenue 4.60% 1/1/26	872,000	826,246
Mesa Street & Highway Revenue 5.00% 7/1/20 (AGM)	1,000,000	1,109,760
Phoenix Civic Improvement Excise Tax Revenue
(Solid Waste Improvements) Series A
5.00% 7/1/19 (NATL-RE)	1,000,000	1,063,190
Phoenix Civic Improvement Transition Excise Tax
Revenue (Light Rail Project)
5.00% 7/1/20 (AMBAC)	1,570,000	1,663,321
Puerto Rico Commonwealth Infrastructure Financing
Authority Special Tax Revenue
Series C 5.50% 7/1/25 (AMBAC)	1,955,000	1,922,508

12

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Corporation Revenue
First Subordinate Series A
5.75% 8/1/37	$580,000	$576,073
Ω(Capital Appreciation) 6.75% 8/1/32	2,665,000	2,157,957
		13,213,256
State & Territory General Obligation Bonds – 6.67%
Guam Government Series A
6.75% 11/15/29	115,000	119,039
7.00% 11/15/39	1,250,000	1,306,125
Puerto Rico Commonwealth Public Improvement Series A
5.50% 7/1/19	1,300,000	1,346,046
5.50% 7/1/19 (NATL-RE) (IBC)	1,000,000	1,038,870
Un-Refunded Balance Series A
5.125% 7/1/30 (AGM)	480,000	459,245
5.125% 7/1/31	2,000,000	1,896,980
Virgin Islands Public Finance Authority Revenue
(Gross Receipts Taxes Loan Note)
5.00% 10/1/31 (ACA)	1,000,000	902,290
		7,068,595
Transportation Revenue Bonds – 5.78%
Arizona State Transportation Board Highway Revenue
Subordinated Series A 5.00% 7/1/23	1,000,000	1,057,580
Phoenix Civic Improvement Airport Revenue
(Junior Lien) Series A 5.25% 7/1/33	1,250,000	1,233,725
(Senior Lien) Series B
5.25% 7/1/27 (NATL-RE) (FGIC) (AMT)	1,000,000	988,580
5.25% 7/1/32 (NATL-RE) (FGIC) (AMT)	3,000,000	2,850,270
		6,130,155
Water & Sewer Revenue Bonds – 9.59%
Guam Government Waterworks Authority
5.625% 7/1/40	1,170,000	1,035,111

13

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Phoenix Civic Improvement Wastewater Corporation
Systems Revenue (Junior Lien)
5.00% 7/1/19 (NATL-RE)	$1,750,000	$1,925,315
5.00% 7/1/24 (NATL-RE) (FGIC)	1,000,000	1,002,400
5.00% 7/1/26 (NATL-RE) (FGIC)	3,750,000	3,751,200
Series A 5.00% 7/1/23	1,000,000	1,082,440
Scottsdale Water & Sewer Revenue 5.25% 7/1/22	1,150,000	1,378,160
		10,174,626
Total Municipal Bonds (cost $101,147,707)		100,882,148

Short-Term Investments – 3.77%
¤ Variable Rate Demand Notes – 3.77%
Arizona Health Facilities Authority Revenue
(Catholic West)
Series A 0.25% 7/1/35	500,000	500,000
Series F 0.24% 7/1/35	1,000,000	1,000,000
(Southwest Health) 0.28% 12/1/24	1,000,000	1,000,000
Phoenix Industrial Development Authority Multifamily
Housing Revenue (Paradise Lakes Apartment)
Series A 0.24% 11/1/42	1,500,000	1,500,000
Total Short-Term Investments (cost $4,000,000)		4,000,000

Total Value of Securities – 98.91%
(cost $105,147,707)		104,882,148
Receivables and Other Assets
Net of Liabilities – 1.09%		1,160,226
Net Assets Applicable to 9,678,655
Shares Outstanding – 100.00%		$106,042,374

Net Asset Value – Delaware Tax-Free Arizona Fund
Class A ($97,407,649 / 8,892,230 Shares)	$10.95
Net Asset Value – Delaware Tax-Free Arizona Fund
Class B ($1,647,168 / 150,252 Shares)	$10.96
Net Asset Value – Delaware Tax-Free Arizona Fund
Class C ($6,987,557 / 636,173 Shares)	$10.98

14

Components of Net Assets at February 28, 2011:
Shares of beneficial interest (unlimited authorization - no par)	$106,431,188
Undistributed net investment income	26,196
Accumulated net realized loss on investments	(149,451)
Net unrealized depreciation of investments	(265,559)
Total net assets	$106,042,374

•	Variable rate security. The rate shown is the rate as of February 28, 2011. Interest rates reset periodically.
§
Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤
Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by Financial Guaranty Insurance Company
IBC — Insured by Integrity Building Corporation
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Arizona Fund
Net asset value Class A (A)	$10.95
Sales charge (4.50% of offering price) (B)	0.52
Offering price	$11.47

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

15

Statements of net assets
Delaware Tax-Free California Fund	February 28, 2011 (Unaudited)

	Principal amount	Value
Municipal Bonds – 95.45%
Corporate Revenue Bonds – 4.82%
• California Pollution Control Financing Authority
Environmental Improvement Revenue
(BP West Coast Products, LLC) 2.60% 12/1/46	$500,000	$499,415
Chula Vista Industrial Development Revenue
(San Diego Gas & Electric) Series D 5.875% 1/1/34	1,000,000	1,037,960
Golden State Tobacco Securitization Corporate
Settlement Revenue (Asset-Backed Senior Notes)
Series A-1 5.75% 6/1/47	1,000,000	667,760
M-S-R Energy Authority Gas Revenue Series A 6.50% 11/1/39	1,000,000	1,039,870
Puerto Rico Ports Authority Special Facilities Revenue
(American Airlines) Series A 6.30% 6/1/23 (AMT)	825,000	699,996
		3,945,001
Education Revenue Bonds – 9.07%
California Educational Facilities Authority Revenue
(University of the Pacific) 5.50% 11/1/39	1,000,000	946,230
(Woodbury University) 5.00% 1/1/36	1,000,000	776,580
California Municipal Finance Authority Educational Revenue
(American Heritage Education Foundation Project)
Series A 5.25% 6/1/36	1,000,000	751,120
California Statewide Communities Development
Authority Revenue
(California Baptist University Project)
Series A 5.50% 11/1/38	1,000,000	820,660
(Viewpoint School Project) 5.75% 10/1/33 (ACA)	1,000,000	927,330
California Statewide Communities Development Authority
School Facility Revenue (Aspire Public Schools Project)
6.00% 7/1/40	1,000,000	877,120
California Statewide Communities Development Authority
Student Housing Revenue (East Campus Apartments, LLC)
Series A 5.625% 8/1/34 (ACA)	1,000,000	888,830
San Diego County Certificates of Participation
(University of San Diego) 5.375% 10/1/41	1,000,000	869,680
University of California Revenue (Multiple Purpose Projects)
Series L 5.00% 5/15/19	500,000	558,435
		7,415,985
Electric Revenue Bonds – 7.04%
Chino Basin Regional Financing Authority Revenue
Series A 5.00% 11/1/24 (AMBAC)	845,000	873,848

16

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Imperial Irrigation District Electric System Revenue
Series A 5.25% 11/1/24	$500,000	$521,425
Puerto Rico Electric Power Authority Revenue
Series ZZ 5.00% 7/1/17	925,000	983,765
Southern California Public Power Authority Revenue
(Transmission Project) Series A 5.00% 7/1/22	1,000,000	1,060,090
Turlock Irrigation District Revenue Series A 5.00% 1/1/30	1,335,000	1,290,625
Vernon Electric System Revenue Series A 5.125% 8/1/21	1,000,000	1,028,970
		5,758,723
Healthcare Revenue Bonds – 12.46%
Association Bay Area Governments Finance Authority for
California Nonprofit Corporations
(Sharp Health Care) Series B 6.25% 8/1/39	1,000,000	1,008,400
California Health Facilities Financing Authority Revenue
(Catholic Health Care West)
Series A 6.00% 7/1/39	855,000	859,933
Series E 5.625% 7/1/25	1,000,000	1,020,930
Series G 5.25% 7/1/23	1,000,000	1,007,840
(Children’s Hospital Orange County) Series A 6.50% 11/1/38	1,000,000	1,020,460
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,003,850
(The Episcopal Home) Series A 5.30% 2/1/32 (RADIAN)	1,000,000	918,820
California Infrastructure & Economic Development Bank
Revenue (Kaiser Hospital Associates I, LLC)
Series A 5.55% 8/1/31	1,000,000	961,010
California Statewide Communities Development
Authority Revenue
(Kaiser Permanente) Series A 5.00% 4/1/19	1,000,000	1,050,160
(Southern California Senior Living) 7.25% 11/15/41	500,000	523,565
(Valleycare Health Systems) Series A 5.125% 7/15/31	1,000,000	817,590
		10,192,558
Housing Revenue Bonds – 6.79%
California Housing Finance Agency Revenue (Home Mortgage)
Series K 5.30% 8/1/23 (AMT)	1,000,000	938,420
California Municipal Finance Authority Mobilehome Park
Revenue (Caritas Projects) Series A 6.40% 8/15/45	1,000,000	911,220
California Statewide Communities Development
Multifamily Housing Authority Revenue
(Citrus Gardens Apartments) Series D-1 5.375% 7/1/32	1,000,000	817,410
•(Silver Ridge Apartments)
Series H 5.80% 8/1/33 (FNMA) (AMT)	1,000,000	1,020,350

17

Statements of net assets
Delaware Tax-Free California Fund

		Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
	Palm Springs Mobile Home Park Revenue
	(Sahara Mobile Home Park) Series A 5.75% 5/15/37	$1,000,000	$925,310
	Santa Clara County Multifamily Housing Authority Revenue
	(Rivertown Apartments Project)
	Series A 5.85% 8/1/31 (AMT)	1,000,000	936,330
			5,549,040
Lease Revenue Bonds – 7.52%
	California State Public Works Board Lease Revenue
	(General Services) Series A 6.25% 4/1/34	1,000,000	1,015,450
	Elsinore Valley Municipal Water District Certificates of
	Participation Series A 5.00% 7/1/24 (BHAC)	1,000,000	1,054,560
	Franklin-McKinley School District Certificates of Participation
	(Financing Project) Series B 5.00% 9/1/27 (AMBAC)	1,060,000	1,017,971
•	Puerto Rico Public Buildings Authority Revenue
	(Guaranteed Government Facilities)
	Series M-2 5.50% 7/1/35 (AMBAC)	700,000	734,657
	San Diego Public Facilities Financing Authority Lease
	Revenue (Master Project) Series A 5.25% 3/1/40	1,000,000	888,120
	San Mateo Joint Powers Financing Authority Lease
	Revenue (Capital Projects) Series A 5.25% 7/15/26	1,000,000	1,014,830
Ω	San Mateo Unified High School District Certificates of
	Participation Capital Appreciation (Partnership Phase I
	Projects) Series B 5.00% 12/15/43 (AMBAC)	1,000,000	424,390
			6,149,978
Local General Obligation Bonds – 7.19%
^	Anaheim School District Election 2002
	4.58% 8/1/25 (NATL-RE)	1,000,000	380,980
	Central Unified School District Election 2008
	Series A 5.625% 8/1/33 (ASSURED GTY)	1,000,000	1,011,310
	Cupertino Union School District Revenue
	Series A 5.00% 8/1/26	820,000	854,834
	Fairfield-Suisun Unified School District Election 2002
	5.50% 8/1/28 (NATL-RE)	500,000	511,735
	Grossmont Union High School District Election 2004
	5.00% 8/1/23 (NATL-RE)	1,000,000	1,028,510

18

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Santa Barbara Community College District Election 2008
Series A 5.25% 8/1/33	$1,000,000	$1,014,380
Sierra Joint Community College Improvement District #2
(Western Nevada) Series A 5.25% 8/1/21 (BHAC) (FGIC)	1,000,000	1,078,310
		5,880,059
§Pre-Refunded Bonds – 3.28%
California Department of Water Resources (Central Valley
Project) Series X
5.00% 12/1/29-12 (NATL-RE) (FGIC)	5,000	5,391
Prerefunded 2010 (Water System)
5.00% 12/1/29-12 (NATL-RE) (FGIC)	255,000	274,709
Commerce Joint Powers Financing Authority
Revenue (Redevelopment Projects)
Series A 5.00% 8/1/28-13 (RADIAN)	60,000	66,118
Golden State Tobacco Securitization
Corporation Settlement Revenue
(Asset-Backed Senior Notes) Series B
5.50% 6/1/43-13 (RADIAN)	1,000,000	1,105,630
5.625% 6/1/33-13	1,000,000	1,108,430
Port Oakland Revenue Series L 5.375% 11/1/27-12
(NATL-RE) (FGIC) (AMT)	110,000	118,865
		2,679,143
Resource Recovery Revenue Bond – 1.20%
South Bayside Waste Management Authority Revenue
(Shoreway Environmental Center) Series A 6.00% 9/1/36	1,000,000	983,960
		983,960
Special Tax Revenue Bonds – 17.19%
California State Economic Recovery Refunding
Series A 5.25% 7/1/21	1,000,000	1,114,120
Commerce Joint Powers Financing Authority Revenue
(Redevelopment Projects) Un-Refunded Balance
Series A 5.00% 8/1/28 (RADIAN)	940,000	795,061
Fremont Community Facilities District #1 (Special Tax Pacific
Commons) 5.375% 9/1/36	1,000,000	800,990
Glendale Redevelopment Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project) 5.50% 12/1/24	1,000,000	963,300
Lammersville School District Community Facilities
District #2002 (Mountain House) 5.125% 9/1/35	500,000	386,070

19

Statements of net assets
Delaware Tax-Free California Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Lancaster Redevelopment Agency Tax Allocation Revenue
(Combined Redevelopment Project Areas) 6.875% 8/1/39	$500,000	$514,755
@ Modesto Special Tax Community Facilities
District #04-1 (Village 2) 5.15% 9/1/36	1,000,000	740,850
Poway Redevelopment Agency Tax Allocation Revenue
5.75% 6/15/33 (NATL-RE)	270,000	250,638
Poway Unified School District Community Facilities District #1
Special Tax Refunding 5.00% 10/1/17 (AGM)	1,000,000	1,108,690
Puerto Rico Sales Tax Financing Corporation
Revenue First Subordinates Series A
5.25% 8/1/27	1,000,000	986,970
ΩCapital Appreciation 6.75% 8/1/32	1,825,000	1,477,776
Riverside County Redevelopment Agency Tax Allocation
Housing Series A 6.00% 10/1/39	1,000,000	901,400
Roseville Westpark Special Tax Public Community Facilities
District #1 5.25% 9/1/37	500,000	390,210
San Bernardino County Special Tax Community Facilities
District #2002-1 5.90% 9/1/33	2,000,000	1,821,820
San Diego Redevelopment Agency Tax Allocation Revenue
(Naval Training Center) Series A 5.75% 9/1/40	1,000,000	863,100
Virgin Islands Public Finance Authority Revenue (Senior
Lien-Matching Fund Loan Note)
Series A 5.00% 10/1/29	1,000,000	942,190
		14,057,940
State & Territory General Obligation Bonds – 12.21%
California State Various Purposes
5.25% 3/1/30	1,000,000	1,002,480
6.00% 4/1/38	515,000	532,453
Guam Government Series A 6.75% 11/15/29	1,755,000	1,816,636
Puerto Rico Commonwealth Public Improvement Series A
5.25% 7/1/15	1,000,000	1,048,950
5.50% 7/1/19 (NATL-RE) (IBC)	1,750,000	1,818,022
State of California 5.25% 11/1/40	1,000,000	957,210
State of California Revenue (Antic Notes)
Series A-2 3.00% 6/28/11	1,750,000	1,761,865
State of California Various Purposes 6.00% 3/1/33	1,000,000	1,051,450
		9,989,066

20

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds – 3.41%
Port Oakland Revenue Series L 5.375% 11/1/27
(NATL-RE) (FGIC) (AMT)	$890,000	$806,972
Sacramento County Airport Services Revenue (PFC/Grant)
Series C 6.00% 7/1/41	1,000,000	1,007,270
San Diego Redevelopment Agency (Centre City Redevelopment
Project) Series A 6.40% 9/1/25	1,000,000	977,860
		2,792,102
Water & Sewer Revenue Bonds – 3.27%
California State Department of Water Resources
Systems Revenue (Central Valley Project)
Series A 5.00% 12/1/24	1,000,000	1,075,240
Series AG 5.00% 12/1/28	815,000	858,953
Unrefunded 5.00% 12/1/29 (NATL-RE) (FGIC)	740,000	741,421
		2,675,614
Total Municipal Bonds (cost $80,516,934)		78,069,169

	Number of shares
Short-Term Investments – 4.75%
Money Market Instrument – 0.45%
Federated California Municipal Cash Trust	369,867	369,867
		369,867

	Principal amount
¤Variable Rate Demand Notes – 4.30%
California Infrastructure & Economic Development Bank
Revenue (Los Angeles Museum)
Series A 0.17% 9/1/27	$500,000	500,000
Series B 0.17% 9/1/37	1,015,000	1,015,000
Newport Beach Revenue (Hoag Memorial Hospital)
Series D 0.23% 12/1/40	2,000,000	2,000,000
		3,515,000
Total Short-Term Investments (cost $3,884,867)		3,884,867

Total Value of Securities – 100.20% (cost $84,401,801)		81,954,036
Liabilities Net of Receivables and
Other Assets – (0.20%)		(159,822)
Net Assets Applicable to 7,697,340
Shares Outstanding – 100.00%		$81,794,214

21

Statements of net assets
Delaware Tax-Free California Fund

Net Asset Value – Delaware Tax-Free California Fund
Class A ($65,348,923 / 6,152,156 Shares)	$10.62
Net Asset Value – Delaware Tax-Free California Fund
Class B ($1,949,093 / 182,733 Shares)	$10.67
Net Asset Value – Delaware Tax-Free California Fund
Class C ($14,496,198 / 1,362,451 Shares)	$10.64

Components of Net Assets at February 28, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$85,660,742
Undistributed net investment income	18,763
Accumulated net realized loss on investments	(1,437,526)
Net unrealized depreciation of investments	(2,447,765)
Total net assets	$81,794,214

•	Variable rate security. The rate shown is the rate as of February 28, 2011. Interest rates reset periodically.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§
Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

@	Illiquid security. At February 28, 2011, the aggregate amount of illiquid securities was $740,850, which represented 0.91% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
¤
Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

22

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
BHAC — Insured by Berkshire Hathaway Assurance Company
FGIC — Insured by Financial Guaranty Insurance Company
FNMA — Federal National Mortgage Association Collateral
IBC — Insured by Integrity Building Corporation
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free California Fund
Net asset value Class A (A)	$10.62
Sales charge (4.50% of offering price) (B)	0.50
Offering price	$11.12

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

23

Statements of net assets
Delaware Tax-Free Colorado Fund	February 28, 2011 (Unaudited)

	Principal amount	Value
Municipal Bonds – 94.65%
Corporate Revenue Bond – 1.14%
Public Authority Energy National Gas Purpose
Revenue Series 2008 6.50% 11/15/38	$2,500,000	$2,591,625
		2,591,625
Education Revenue Bonds – 10.72%
Boulder County Development Revenue
(University Corporation for Atmospheric Research)
5.00% 9/1/33 (NATL-RE)	1,000,000	949,490
5.00% 9/1/35 (AMBAC)	1,000,000	955,140
Colorado Educational & Cultural Facilities
Authority Revenue
(Charter School Project) 5.50% 5/1/36 (XLCA)	2,280,000	2,120,126
(Johnson & Wales University Project)
Series A 5.00% 4/1/28 (XLCA)	1,000,000	892,480
(Liberty Common Charter School Project)
5.125% 12/1/33 (XLCA)	2,740,000	2,490,002
(Montessori Districts Charter School Projects)
6.125% 7/15/32	5,590,000	5,203,061
(Pinnacle Charter School Project) 5.00% 6/1/33 (XLCA)	2,170,000	1,940,631
(University of Northern Colorado Student Housing Project)
5.125% 7/1/37 (NATL-RE)	3,795,000	3,279,411
(Woodrow Wilson Charter School Project)
5.25% 12/1/34 (XLCA)	1,960,000	1,762,393
Colorado School Mines Auxiliary Facilities
5.00% 12/1/37 (AMBAC)	425,000	391,472
University of Colorado Enterprise System Revenue
Series A 5.00% 6/1/30 (AMBAC)	2,000,000	2,025,200
University of Puerto Rico System Revenue Series Q
5.00% 6/1/36	2,745,000	2,305,635
		24,315,041
Electric Revenue Bonds – 9.39%
Colorado Springs Utilities Systems Improvement Revenue
Series C 5.50% 11/15/48	3,250,000	3,325,335
Colorado Springs Utilities Un-refunded Balance Revenue
(Senior Lien) Series A 5.00% 11/15/29	3,895,000	3,862,009
Platte River Power Authority Revenue Series HH
5.00% 6/1/27	2,795,000	2,936,567
5.00% 6/1/29	2,355,000	2,447,669

24

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/37	$525,000	$446,093
Series WW 5.00% 7/1/28	2,400,000	2,213,808
Series ZZ 5.00% 7/1/17	2,500,000	2,658,825
Series ZZ 5.25% 7/1/26	3,500,000	3,399,270
		21,289,576
Healthcare Revenue Bonds – 21.00%
Aurora Hospital Revenue
(Children’s Hospital Association Project)
Series A 5.00% 12/1/40	1,180,000	1,045,303
Series D 5.00% 12/1/23 (AGM)	2,775,000	2,873,651
Colorado Health Facilities Authority Revenue
•(Adventist Health/Sunbelt) 5.125% 11/15/24	1,375,000	1,387,430
(Catholic Health Initiatives)
Series A 4.75% 9/1/40	1,000,000	857,470
Series A 5.00% 7/1/16	1,702,033	1,705,522
Series A 5.00% 7/1/39	1,540,000	1,403,279
Series D 6.25% 10/1/33	2,000,000	2,099,540
(Christian Living Community Project)
Series A 5.75% 1/1/37	1,500,000	1,235,760
(Covenant Retirement Communities)
Series A 5.50% 12/1/33 (RADIAN)	5,000,000	4,314,199
(Evangelical Lutheran)
5.00% 6/1/35	2,000,000	1,804,900
6.125% 6/1/38	5,250,000	5,276,249
Series A 5.25% 6/1/34	2,750,000	2,538,195
(Parkview Medical Center) 5.00% 9/1/25	1,000,000	955,950
(Total Long-Term Care) Series A
6.00% 11/15/30	100,000	93,843
6.25% 11/15/40	750,000	704,813
(Vail Valley Medical Center Project) 5.80% 1/15/27	3,475,000	3,453,386
(Valley View Hospital Association) 5.50% 5/15/28	1,000,000	938,530
Colorado Springs Hospital Revenue 6.25% 12/15/33	2,500,000	2,581,625
Delta County Memorial Hospital District Enterprise
Revenue 5.35% 9/1/17	4,000,000	4,028,920
Denver Health & Hospital Authority Health Care Revenue
5.625% 12/1/40	2,500,000	2,286,650
Series A 4.75% 12/1/36	1,500,000	1,199,040

25

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
University of Colorado Hospital Authority Revenue Series A
5.00% 11/15/37	$2,690,000	$2,330,643
6.00% 11/15/29	2,460,000	2,508,191
		47,623,089
Housing Revenue Bonds – 2.18%
Colorado Housing & Finance Authority
(Multifamily Housing Insured Mortgage)
Series C3 6.15% 10/1/41	1,590,000	1,590,684
(Single Family Mortgage) Series A 5.50% 11/1/29
(FHA) (VA) (HUD)	1,270,000	1,299,515
Puerto Rico Housing Finance Authority
Subordinate (Capital Foundation of Modernization)
5.125% 12/1/27	2,040,000	2,050,200
		4,940,399
Lease Revenue Bonds – 3.61%
Aurora Certificates of Participation Refunding
Series A 5.00% 12/1/30	2,370,000	2,383,177
@ Conejos & Alamosa Counties School #11J
Certificates of Participation 6.50% 4/1/11	355,000	355,852
El Paso County Certificates of Participation
(Detention Facilities Project)
Series B 5.00% 12/1/27 (AMBAC)	1,500,000	1,501,635
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.25% 7/1/33	1,475,000	1,349,876
•Series M-2 5.50% 7/1/35 (AMBAC)	1,000,000	1,049,510
Regional Transportation District Certificates of
Participation 5.375% 6/1/31	1,540,000	1,552,151
		8,192,201
Local General Obligation Bonds – 12.42%
Adams & Arapahoe Counties Joint School
District #28J (Aurora) 6.00% 12/1/28	2,500,000	2,775,050
Arapahoe County Water & Wastewater Public
Improvement District Refunding
Series A 5.125% 12/1/32 (NATL-RE)	2,555,000	2,462,305

26

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Denver City & County Justice System
5.50% 8/1/16	$2,000,000	$2,373,760
(Facilities & Zoo) 5.00% 8/1/19	1,020,000	1,126,621
Denver City & County School District #1
Series A 5.00% 12/1/29	960,000	1,003,181
Denver City & County Series A 5.00% 8/1/25	750,000	819,375
Denver West Metropolitan District
5.00% 12/1/33 (RADIAN)	1,400,000	1,178,422
Douglas County School District #1
(Douglas & Elbert Counties)
Series B 5.00% 12/15/24	2,355,000	2,482,617
Garfield County School District #2
5.00% 12/1/25 (AGM)	2,280,000	2,405,332
Grand County School District #2 (East Grand)
5.25% 12/1/25 (AGM)	2,485,000	2,611,014
Gunnison Watershed School District #1J
Series 2009 5.25% 12/1/33	1,400,000	1,461,026
Jefferson County School District #R-001
5.25% 12/15/24	2,500,000	2,827,600
La Plata County School District #9-R (Durango)
5.125% 11/1/24 (NATL-RE)	1,000,000	1,052,530
@ North Range Metropolitan
District #1 4.50% 12/15/31 (ACA)	1,500,000	977,550
District #2 5.50% 12/15/37	1,200,000	951,984
Sand Creek Metropolitan District Refunding & Improvement
5.00% 12/1/31 (XLCA)	500,000	419,400
Weld County School District #4 5.00% 12/1/19 (AGM)	1,085,000	1,225,518
		28,153,285
§Pre-Refunded Bonds – 11.71%
Colorado Educational & Cultural Facilities
Authority Revenue
(Arapahoe County Littleton Academy Charter School
Project) 6.125% 1/15/31-12	2,000,000	2,098,840
(Stargate Charter School Project) 6.125% 5/1/33-13	2,000,000	2,228,140
Colorado Health Facilities Authority Revenue
(Adventist Health/Sunbelt) 5.125% 11/15/24-16	75,000	88,862
(Catholic Health Initiatives) Series A 5.50% 3/1/32-12	5,000,000	5,247,549

27

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Douglas County School District #1
(Douglas & Elbert Counties)
Series B 5.125% 12/15/25-12 (AGM)	$2,000,000	$2,156,980
El Paso County School District #2 (Harrison)
5.00% 12/1/27-12 (NATL-RE)	2,115,000	2,276,819
Fremont County School District #1 (Canon City)
5.00% 12/1/24-13 (NATL-RE)	1,735,000	1,937,839
Garfield County School District #2
5.00% 12/1/25-12 (AGM)	1,000,000	1,077,420
Garfield Pitkin & Eagle County School District #Re-1
(Roaring Fork County)
Series A 5.00% 12/15/27-14 (AGM)	1,500,000	1,716,525
Lincoln Park Metropolitan District 7.75% 12/1/26-11	2,500,000	2,669,425
North Range Metropolitan District #1 7.25% 12/15/31-11	3,380,000	3,570,666
Puerto Rico Commonwealth Series A 5.25% 7/1/30-16	1,235,000	1,465,920
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.25% 7/1/33-14	25,000	28,206
		26,563,191
Special Tax Revenue Bonds – 8.86%
Aspen Sales Tax Revenue (Parks & Open Spaces)
Series B 5.25% 11/1/23 (AGM)	2,040,000	2,145,937
@ Baptist Road Rural Transportation Authority Sales &
Use Tax Revenue 5.00% 12/1/26	2,000,000	1,262,380
Denver International Business Center
Metropolitan District #1
5.00% 12/1/30	350,000	326,249
5.375% 12/1/35	1,750,000	1,637,493
Park Meadows Business Improvement District
Shared Sales Tax Revenue
5.30% 12/1/27	950,000	800,280
5.35% 12/1/31	720,000	584,820
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue
Series K 5.00% 7/1/30	4,700,000	4,276,059

28

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Corporation Revenue First
Subordinate Series A
5.25% 8/1/27	$1,100,000	$1,085,667
5.75% 8/1/37	2,620,000	2,602,263
Ω(Capital Appreciation) 6.75% 8/1/32	3,750,000	3,036,525
Regional Transportation District Sales Tax Revenue
Series A 5.25% 11/1/18	2,000,000	2,326,480
		20,084,153
State & Territory General Obligation Bonds – 7.39%
Guam Government Series A 7.00% 11/15/39	2,500,000	2,612,250
Puerto Rico Commonwealth
Series A 5.25% 7/1/30	765,000	718,090
Series A 5.50% 7/1/15	1,000,000	1,058,820
Series B 5.00% 7/1/35	190,000	162,163
Puerto Rico Commonwealth Government Development
Bank Senior Notes
Series B 5.00% 12/1/15	1,000,000	1,038,050
Puerto Rico Commonwealth Public Improvement Series A
5.25% 7/1/15	1,650,000	1,730,768
5.25% 7/1/21	4,000,000	3,993,400
5.50% 7/1/19 (NATL-RE) (IBC)	3,500,000	3,636,045
Virgin Islands Public Finance Authority Revenue
(Gross Receipts Taxes Loan Note)
5.00% 10/1/31 (ACA)	2,000,000	1,804,580
		16,754,166
Transportation Revenue Bonds – 4.89%
Denver City & County Airport Revenue
5.25% 11/15/36	2,500,000	2,465,075
Series A 5.00% 11/15/25 (FGIC) (NATL-RE)	2,000,000	2,041,680
Series B 5.00% 11/15/33 (XLCA)	2,000,000	1,878,440
E-470 Public Highway Authority
5.25% 9/1/25	690,000	637,808
5.375% 9/1/26	2,000,000	1,850,220
Regional Transportation District Private Activity
Revenue (Denver Transfers Partners)
6.00% 1/15/41	2,400,000	2,215,872
		11,089,095

29

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 1.34%
Eagle River Water & Sanitation District Enterprise Revenue
5.00% 12/1/29 (ASSURED GTY)	$250,000	$262,365
Guam Government Waterworks Authority 5.625% 7/1/40	1,955,000	1,729,608
Pueblo Board Waterworks Revenue 5.00% 11/1/21 (AGM)	1,000,000	1,052,960
		3,044,933
Total Municipal Bonds (cost $219,335,312)		214,640,754

	Number of shares
Short-Term Investments – 5.05%
Money Market Instrument – 0.55%
Dreyfus Cash Management Fund	1,236,788	1,236,788
		1,236,788

	Principal amount
¤Variable Rate Demand Notes – 4.50%
Colorado Educational & Cultural Facilities Authority
Revenue (National Jewish Federation Bond Program)
0.21% 2/1/35	$1,625,000	1,625,000
Series A-8 0.21% 9/1/35	4,960,000	4,960,000
Series A-12 0.21% 2/1/38	910,000	910,000
Series D-3 0.21% 12/1/37	2,710,000	2,710,000
		10,205,000
Total Short-Term Investments (cost $10,531,788)		11,441,788

Total Value of Securities – 99.70%
(cost $229,867,100)		226,082,542
Receivables and Other Assets
Net of Liabilities – 0.30%		676,177
Net Assets Applicable to 21,629,797
Shares Outstanding – 100.00%		$226,758,719

Net Asset Value – Delaware Tax-Free Colorado Fund
Class A ($212,237,818 / 20,248,001 Shares)		$10.48
Net Asset Value – Delaware Tax-Free Colorado Fund
Class B ($992,950 / 94,651 Shares)		$10.49
Net Asset Value – Delaware Tax-Free Colorado Fund
Class C ($13,527,951 / 1,287,145 Shares)		$10.51

30

Components of Net Assets at February 28, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$233,719,502
Distributions in excess of net investment income	(108)
Accumulated net realized loss on investments	(3,176,117)
Net unrealized depreciation of investments	(3,784,558)
Total net assets	$226,758,719

•	Variable rate security. The rate shown is the rate as of February 28, 2011. Interest rates reset periodically.
@	Illiquid security. At February 28, 2011, the aggregate amount of illiquid securities was $3,547,766, which represented 1.56% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
§
Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤
Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
ASSURED GTY — Insured by Assured Guaranty Corporation
FGIC — Insured by Financial Guaranty Insurance Company
FHA — Federal Housing Administration
HUD — Housing and Urban Development Section 8
IBC — Insured by Integrity Building Corporation
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance
VA — Veterans Administration Collateral
XLCA — Insured by XL Capital Assurance

31

Statements of net assets
Delaware Tax-Free Colorado Fund

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Colorado Fund
Net asset value Class A (A)	$10.48
Sales charge (4.50% of offering price) (B)	0.49
Offering price	$10.97

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

32

Delaware Tax-Free Idaho Fund	February 28, 2011 (Unaudited)

	Principal amount	Value
Municipal Bonds – 96.62%
Corporate Revenue Bonds – 6.23%
Nez Perce County Pollution Control Revenue
(Potlatch Project) 6.00% 10/1/24	$2,535,000	$2,372,735
Power County Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,003,660
Power County Pollution Control Revenue
(FMC Project) 5.625% 10/1/14	2,475,000	2,476,237
Puerto Rico Ports Authority Special Facilities Revenue
(American Airlines) Series A 6.30% 6/1/23 (AMT)	1,295,000	1,098,782
		7,951,414
Education Revenue Bonds – 11.10%
Boise State University Revenue
(General Refunding) Series A
4.25% 4/1/32 (NATL-RE)	750,000	681,728
5.00% 4/1/18 (NATL-RE) (FGIC)	1,500,000	1,586,910
5.00% 4/1/39	1,000,000	985,110
(Student Union & Housing System)
5.00% 4/1/17 (AMBAC)	500,000	522,610
Un-Refunded Series 07 5.375% 4/1/22 (FGIC)	10,000	10,318
Idaho Housing & Financing Association Nonprofit
Facilities Revenue (North Star Charter School Project)
Series A 9.50% 7/1/39	1,000,000	1,087,300
Idaho State University Revenue Refunding & Improvement
5.00% 4/1/20 (AGM)	1,130,000	1,197,179
5.00% 4/1/23 (AGM)	2,115,000	2,154,825
University of Idaho (General Refunding)
•Series 2011 5.25% 4/1/41	2,000,000	2,167,800
Series A 5.00% 4/1/21 (AMBAC)	1,150,000	1,208,029
•Series B 4.50% 4/1/41 (AGM)	1,000,000	1,044,900
Series B 5.00% 4/1/28	1,000,000	1,024,180
Series B 5.00% 4/1/32	500,000	500,340
		14,171,229
Electric Revenue Bonds – 4.23%
Boise-Kuna Irrigation District Revenue
(Arrowrock Hydroelectric Project) 6.30% 6/1/31	1,000,000	1,043,290
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/37	210,000	178,437
Series XX 5.25% 7/1/40	2,000,000	1,744,460
Series ZZ 5.25% 7/1/26	2,500,000	2,428,050
		5,394,237

33

Statements of net assets
Delaware Tax-Free Idaho Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds – 4.81%
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project) Series A
6.50% 11/1/23	$250,000	$275,310
6.75% 11/1/37	1,250,000	1,338,563
(St. Luke’s Regional Medical Center Project)
5.00% 7/1/35 (AGM)	2,500,000	2,379,875
(Trinity Health Credit Group)
Series B 6.125% 12/1/28	1,000,000	1,070,190
Series D 4.50% 12/1/37	1,205,000	1,077,378
		6,141,316
Housing Revenue Bonds – 6.74%
Idaho Housing Agency Single Family Mortgage Revenue
Series A 6.05% 7/1/13 (AMBAC) (FHA) (VA) (AMT)	10,000	10,020
Series A 6.10% 7/1/16 (FHA) (VA) (AMT)	20,000	20,032
Series B 6.45% 7/1/15 (AMT)	10,000	10,021
Series C-2 6.35% 7/1/15 (AMT)	5,000	5,010
Series E 6.35% 7/1/15 (FHA) (AMT)	15,000	15,030
Series G-2 6.15% 7/1/15 (FHA) (VA) (AMT)	45,000	45,083
Idaho Housing & Finance Association Single Family
Mortgage Revenue
Series A Class II 4.375% 7/1/32	1,000,000	903,900
Series B Class I 5.00% 7/1/37 (AMT)	815,000	756,459
Series B Class I 5.50% 7/1/38	800,000	807,928
Series C Class II 4.95% 7/1/31	1,000,000	970,970
Series C Class III 5.35% 1/1/25 (AMT)	190,000	190,388
Series D Class III 5.45% 7/1/23 (AMT)	675,000	683,667
Series E 4.85% 7/1/28 (AMT)	1,385,000	1,316,289
Series E Class III 4.875% 1/1/26 (AMT)	130,000	125,921
Series E Class III 5.00% 1/1/28 (AMT)	795,000	782,415
Series I Class I 5.45% 1/1/39 (AMT)	1,000,000	953,180
Puerto Rico Housing Finance Authority Subordinate-
Capital Foundation Modernization 5.125% 12/1/27	1,000,000	1,004,999
		8,601,312
Lease Revenue Bonds – 4.59%
Boise City Certificates of Participation 5.375% 9/1/20
(NATL-RE) (FGIC) (AMT)	2,100,000	2,100,882
Boise City Revenue Series A 5.375% 12/1/31 (NATL-RE)	500,000	500,270
Idaho Housing & Finance Association Revenue
(TDF Facilities-PJ Recovery Zone) Series A 7.00% 2/1/36	1,500,000	1,503,075

34

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Idaho State Building Authority Revenue
Series A 5.00% 9/1/33 (XLCA)	$1,000,000	$990,660
Series B 5.00% 9/1/21 (NATL-RE)	750,000	763,403
		5,858,290
Local General Obligation Bonds – 21.35%
Ada & Canyon Counties Joint School District #2
Meridian (School Board Guaranteed Program)
4.50% 7/30/22	1,500,000	1,637,340
4.75% 2/15/20	1,000,000	1,070,230
5.50% 7/30/16	1,305,000	1,524,618
Bannock County School District #25 Pocatello
(School Board Guaranteed Program)
5.00% 8/15/15	1,040,000	1,158,310
5.00% 8/15/16	1,100,000	1,214,950
Boise City Independent School District 5.00% 8/1/24 (AGM)	1,500,000	1,605,870
Canyon County School District #132 Caldwell
5.00% 7/30/15 (NATL-RE) (FGIC)	2,000,000	2,229,900
Series A 5.00% 9/15/22 (AGM)	1,725,000	1,896,983
Series A 5.00% 9/15/23 (AGM)	1,810,000	1,968,809
Idaho Board Bank Authority Revenue
Series A 5.00% 9/15/28	1,250,000	1,312,875
Series A 5.25% 9/15/26	2,000,000	2,171,240
Series C 4.00% 9/15/29	1,320,000	1,305,480
Lemhi County 5.20% 8/1/27 (AGM)	2,145,000	2,172,156
Nampa City Series B 5.00% 8/1/21 (NATL-RE) (FGIC)	2,475,000	2,603,402
Power & Cassia Counties Joint School District #381
American Falls 5.00% 8/1/17	1,155,000	1,176,079
Twin Falls County School District #413
Filer 5.25% 9/15/25	2,000,000	2,196,680
		27,244,922
§Pre-Refunded Bonds – 4.43%
Ada & Canyon Counties Joint School District #2
Meridian (School Board Guaranteed Program)
5.00% 7/30/20-12	1,555,000	1,651,426
Un-Refunded 5.00% 7/30/20-12	600,000	637,206
Boise State University Revenue Refunding & Improvement
(Student Union & Housing System)
5.125% 4/1/31-12 (FGIC)	1,000,000	1,051,020

35

Statements of net assets
Delaware Tax-Free Idaho Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series D 5.25% 7/1/38-12	$1,000,000	$1,062,110
Puerto Rico Electric Power Authority Revenue
Series NN 5.125% 7/1/29-13	105,000	115,733
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.50% 7/1/23-14	1,000,000	1,136,360
		5,653,855
Special Tax Revenue Bonds – 15.40%
Coeur d’Alene Local Improvement District #6
Series 1997 6.10% 7/1/12	40,000	40,520
Series 1998 6.10% 7/1/14	45,000	45,455
Idaho Board Bank Authority Revenue
Series B 5.00% 9/15/30 (NATL-RE)	725,000	742,429
Ketchum Urban Renewal Agency 5.50% 10/15/34	1,500,000	1,400,430
Nampa Development Corporation Revenue 5.90% 3/1/30	3,000,000	2,750,130
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue
Series K 5.00% 7/1/30	890,000	809,722
Series W 5.50% 7/1/15	175,000	185,294
Puerto Rico Sales Tax Financing Corporation Revenue
First Subordinate
Ω(Capital Appreciation) Series A 6.75% 8/1/32	2,040,000	1,651,870
Series A 5.25% 8/1/27	3,000,000	2,960,909
Series A 5.50% 8/1/28	1,400,000	1,393,728
Series A 5.50% 8/1/42	1,500,000	1,408,485
Series A 5.75% 8/1/37	2,660,000	2,641,992
Series C 5.25% 8/1/41	1,000,000	904,660
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) Series A	1,500,000	1,413,285
5.00% 10/1/29
5.25% 10/1/20	500,000	508,885
5.25% 10/1/24	800,000	797,040
		19,654,834
State General Obligation Bonds – 5.45%
Guam Government Series A 6.75% 11/15/29	1,565,000	1,619,963
Puerto Rico Commonwealth Government Development
Bank Refunding Remarketed 4.75% 12/1/15 (NATL-RE)	1,000,000	1,019,080

36

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Puerto Rico Commonwealth Public Improvement
Series A 5.25% 7/1/22	$1,000,000	$987,330
Un-Refunded Balance Series A
5.00% 7/1/34	1,855,000	1,600,550
5.125% 7/1/31	1,815,000	1,721,509
		6,948,432
Transportation Revenue Bonds – 8.65%
Boise Airport Revenue (Air Terminal Facilities Project)
5.75% 9/1/19 (AGM) (AMT)	1,000,000	1,108,570
5.75% 9/1/20 (AGM) (AMT)	1,000,000	1,098,350
Idaho Housing & Finance Association Grant Revenue
(Anticipated Federal Highway Trust)
4.00% 7/15/17	500,000	538,490
4.75% 7/15/19	1,410,000	1,568,287
5.00% 7/15/24 (NATL-RE)	2,000,000	2,072,260
5.25% 7/15/20 (ASSURED GTY)	2,750,000	3,075,517
5.25% 7/15/25 (ASSURED GTY)	1,500,000	1,581,465
		11,042,939
Water & Sewer Revenue Bonds – 3.64%
Guam Government Waterworks Authority
(Water & Wastewater System) 5.625% 7/1/40	1,565,000	1,384,571
Idaho Board Bank Authority Revenue
Series C 5.375% 9/15/38	1,000,000	1,026,780
Moscow Sewer Revenue 5.00% 11/1/22 (AGM)	2,175,000	2,228,135
		4,639,486
Total Municipal Bonds (cost $122,467,619)		123,302,266

	Number of shares
Short-Term Investment – 2.19%
Money Market Instrument – 2.19%
Dreyfus Cash Management Fund	2,795,028	2,795,028
Total Short-Term Investment
(cost $2,795,028)		2,795,028

37

Statements of net assets
Delaware Tax-Free Idaho Fund

Total Value of Securities – 98.81%
(cost $125,262,647)	$126,097,294
Receivables and Other Assets
Net of Liabilities – 1.19%	1,515,261
Net Assets Applicable to 11,259,840
Shares Outstanding – 100.00%	$127,612,555

Net Asset Value – Delaware Tax-Free Idaho Fund
Class A ($90,434,903 / 7,977,516 Shares)	$11.34
Net Asset Value – Delaware Tax-Free Idaho Fund
Class B ($1,609,366 / 142,233 Shares)	$11.31
Net Asset Value – Delaware Tax-Free Idaho Fund
Class C ($35,568,286 / 3,140,091 Shares)	$11.33

Components of Net Assets at February 28, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$127,284,338
Distributions in excess of net investment income	(11,301)
Accumulated net realized loss on investments	(495,129)
Net unrealized appreciation of investments	834,647
Total net assets	$127,612,555

•	Variable rate security. The rate shown is the rate as of February 28, 2011. Interest rates reset periodically.
§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

38

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FGIC — Insured by Financial Guaranty Insurance Company
FHA — Federal Housing Administration
NATL-RE — Insured by National Public Finance Guarantee Corporation
VA — Veterans Administration Collateral
XLCA — Insured by XL Capital Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Idaho Fund
Net asset value Class A (A)	$11.34
Sales charge (4.50% of offering price) (B)	0.53
Offering price	$11.87

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

39

Statements of net assets
Delaware Tax-Free New York Fund	February 28, 2011 (Unaudited)

	Principal amount	Value
Municipal Bonds – 95.14%
Corporate Revenue Bonds – 6.60%
Jefferson County Industrial Development Agency
Solid Waste Disposal (International Paper)
Series A 5.20% 12/1/20 (AMT)	$350,000	$338,405
Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	750,000	735,749
Nassau County Tobacco Settlement Refunding
(Asset-Backed) Series A-3 5.125% 6/1/46	600,000	397,374
• New York City Industrial Development Agency
Special Facilities Revenue (American Airlines-JFK
International Airport)
7.625% 8/1/25 (AMT)	250,000	254,715
7.75% 8/1/31 (AMT)	250,000	255,765
New York Energy Research & Development Authority
Pollution Control Revenue (Central Hudson Gas)
Series A 5.45% 8/1/27 (AMBAC)	500,000	500,215
New York Liberty Development Corporation Revenue
(Second Priority-Bank American Tower)
5.625% 7/15/47	500,000	480,190
Suffolk County Industrial Development Agency Revenue
(Keyspan-Port Jefferson Energy Center)
5.25% 6/1/27 (AMT)	250,000	238,870
TSASC Tobacco Settlement Refunding (Asset-Backed)
Series 1 5.125% 6/1/42	250,000	167,658
		3,368,941
Education Revenue Bonds – 24.65%
Albany Industrial Development Agency Civic Facilities
Revenue (Brighter Choice Charter School)
Series A 5.00% 4/1/37	250,000	185,660
Dutchess County Industrial Development Agency
(Marist College) 5.00% 7/1/20	500,000	512,570
Hempstead Town Local Development Corporation
Revenue (Molloey College Project)
5.75% 7/1/23	400,000	432,404
Madison County Capital Resource Corporation
Revenue (Colgate University Project)
Series A 5.00% 7/1/28	400,000	416,796
• New York City Trust for Cultural Resources Revenue
(Julliard School) Series C 2.10% 4/1/36	500,000	502,585

40

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New York State Dormitory Authority Revenue
(Brooklyn Law School) 5.75% 7/1/33	$340,000	$352,267
(Columbia University)
5.00% 10/1/19	500,000	591,009
Series A 5.00% 7/1/23	500,000	526,700
(Cornell University) Series A
4.75% 7/1/29	100,000	102,031
5.00% 7/1/23	500,000	549,275
5.00% 7/1/34	170,000	172,479
(Manhattan Marymount) 5.00% 7/1/24	350,000	344,789
(Mt. Sinai School Medicine) 5.125% 7/1/39	500,000	460,765
Series A 5.00% 7/1/21	685,000	724,229
(New York University)
Series A 5.25% 7/1/34	500,000	506,875
(Rockefeller University) Series A 5.00% 7/1/27	250,000	263,130
•Series B 5.25% 11/15/23	250,000	262,005
Series B 7.50% 5/15/11	125,000	126,866
(Skidmore College) Series A 5.00% 7/1/21	325,000	360,133
(St. Joseph’s College) 5.25% 7/1/25	500,000	501,565
(Teachers College) 5.50% 3/1/39	250,000	253,065
(University of Rochester)
Series A 5.125% 7/1/39	250,000	246,308
ΩSeries A-2 4.375% 7/1/20	250,000	252,795
Onondaga Civic Development Corporation Revenue
(Le Moyne College Project) 5.20% 7/1/29	500,000	477,215
Onondaga County Trust for Cultural Research
Revenue (Syracuse University Project)
Series B 5.00% 12/1/19	350,000	393,533
St. Lawrence County Industrial Development Agency
Civic Facility Revenue (St. Lawrence University)
Series A 5.00% 10/1/16	500,000	563,175
Suffolk County Industrial Development Agency
Civic Facility Revenue (New York Institute of
Technology Project) 5.00% 3/1/26	600,000	583,643
Tompkins County Industrial Development Agency Civic
Facility Revenue (Cornell University)
Series A 5.00% 7/1/20	500,000	579,600

41

Statements of net assets
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Troy Capital Resource Corporation Revenue
(Rensselaer Polytechnic)
Series A 5.125% 9/1/40	$500,000	$466,580
Yonkers Economic Development Corporation Education
Revenue (Charter School of Educational Excellence)
Series A 6.25% 10/15/40	600,000	531,168
Yonkers Industrial Development Agency Civic Facility Revenue
(Sarah Lawrence) Series A 6.00% 6/1/29	325,000	335,420
		12,576,635
Electric Revenue Bonds – 3.55%
Long Island Power Authority New York Electric
System Revenue
Series A 5.75% 4/1/39	350,000	360,003
Series B 5.75% 4/1/33	250,000	259,475
Puerto Rico Electric Power Authority Revenue
Series WW 5.00% 7/1/28	190,000	175,260
Series ZZ 5.00% 7/1/17	500,000	531,765
Series ZZ 5.25% 7/1/26	500,000	485,610
		1,812,113
Healthcare Revenue Bonds – 11.40%
Albany Industrial Development Agency Civic Facility
Revenue (St. Peter’s Hospital Project)
Series A 5.25% 11/15/32	500,000	449,175
East Rochester Housing Authority Revenue
(Senior Living-Woodland Village Project)
5.50% 8/1/33	200,000	157,246
Monroe County Industrial Development Corporation
Insured Mortgage Revenue (University Hospital of
Rochester Project) 5.50% 8/15/40 (FHA)	600,000	610,392
New York City Health & Hospital Corporation Revenue
(Health System) Series A 5.00% 2/15/30	500,000	481,025
New York Dormitory Authority Revenue
(Catholic Health Long Island Obligation Group)
5.00% 7/1/27	400,000	385,268
(Chapel Oaks) 5.45% 7/1/26 (LOC, Allied Irish Bank)	450,000	450,311
(Winthrop South Nassau Hospital)
Series B 5.50% 7/1/23	500,000	504,325

42

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York Dormitory Authority Revenue
Non-State Supported Debt (Memorial Sloan-Kettering)
Series 1 5.00% 7/1/35	$225,000	$222,487
Series A-2 5.00% 7/1/26	500,000	510,435
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	599,004
(North Shore Long Island Jewish Group)
Series A 5.50% 5/1/37	500,000	487,770
(Orange Regional Medical Center) 6.125% 12/1/29	365,000	346,082
Suffolk County Economic Development Corporation Revenue
(Peconic Landing at Southhold) 6.00% 12/1/40	650,000	611,428
		5,814,948
Housing Revenue Bonds – 1.36%
New York City Housing Development Multifamily Housing
Revenue Series G-1 4.875% 11/1/39 (AMT)	250,000	224,258
New York Mortgage Agency Revenue 44th
Series 4.35% 10/1/24 (AMT)	500,000	468,670
		692,928
Lease Revenue Bonds – 6.48%
Battery Park City Authority Revenue Series A 5.00% 11/1/26	250,000	257,870
Erie County Industrial Development Agency
School Faculty Revenue (City School District Buffalo)
Series A 5.25% 5/1/25	500,000	526,080
New York City Industrial Development Agency
Revenue (Queens Baseball Stadium-Pilot)
5.00% 1/1/46 (AMBAC)	500,000	392,200
New York City Industrial Development Agency
Special Airport Facility Revenue (Airis JFK I Project)
Series A 5.50% 7/1/28 (AMT)	500,000	425,970
Onondaga County Industrial Development Authority
Revenue Subordinated
(Air Cargo) 7.25% 1/1/32 (AMT)	500,000	449,415
Tobacco Settlement Financing Authority
Revenue (Asset-Backed) Series B-1C
5.50% 6/1/20	200,000	214,204
5.50% 6/1/21	500,000	534,240
United Nations Development Corporation
Revenue Series A 5.00% 7/1/26	500,000	509,010
		3,308,989

43

Statements of net assets
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 3.35%
New York City
Series C-1 5.00% 10/1/19	$500,000	$553,465
Series D 5.00% 11/1/34	125,000	124,561
Series I-1 5.375% 4/1/36	500,000	509,165
New York State Dormitory Authority Revenue Non-State
Supported Debt (School Districts-Financing Program)
Series A 5.00% 10/1/25 (AGM)	500,000	520,070
		1,707,261
§Pre-Refunded Bonds – 2.83%
New York Dormitory Authority Revenue (North Shore
Long Island Jewish Group Project) 5.50% 5/1/33-13	500,000	552,490
Puerto Rico Commonwealth Highway &
Transportation Authority Revenue
Series Y 5.50% 7/1/36-16	475,000	569,876
Puerto Rico Commonwealth Series B 5.25% 7/1/32-16	155,000	183,982
Puerto Rico Electric Power Authority Revenue
Series NN 5.125% 7/1/29-13	125,000	137,778
		1,444,126
Special Tax Revenue Bonds – 17.14%
Brooklyn Arena Local Development Corporation Pilot
Revenue (Barclays Center Project) 6.50% 7/15/30	500,000	509,740
Metropolitan Transportation Authority Revenue
(Dedicated Tax Fund) Series B 5.00% 11/15/34	500,000	491,100
New York City Transitional Finance Authority Revenue
(Future Tax Secured)
(Fiscal 2011) Series D
5.00% 2/1/26	250,000	264,113
5.25% 2/1/29	500,000	530,350
Series B 5.00% 11/1/18	500,000	561,810
Series C 5.25% 11/1/25	500,000	544,055
New York City Trust for Cultural Resources Revenue
(Museum Modern Art) Series A1
5.00% 10/1/17	450,000	512,105
5.00% 4/1/31	250,000	253,855
New York Dormitory Authority State Personal Income Tax
Revenue Series C 5.00% 3/15/15	250,000	282,898

44

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York Dormitory Authority State Supported Debt
Revenue (Consolidated Services Contract)
5.00% 7/1/17 (AGM)	$500,000	$557,675
New York Sales Tax Asset Receivables
Series A 5.25% 10/15/27 (AMBAC)	500,000	524,900
New York State Thruway Authority State Personal
Income Tax Revenue (Transportation)
Series A 5.00% 3/15/30	500,000	515,495
New York State Urban Development Revenue
Personal Income Tax Series A-1 5.00% 12/15/22	250,000	271,190
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series K 5.00% 7/1/30	735,000	668,702
Puerto Rico Commonwealth Infrastructure Financing
Authority Revenue Series B 5.00% 7/1/15	250,000	261,943
Puerto Rico Sales Tax Financing Corporation Revenue
First Subordinate Series A
5.75% 8/1/37	600,000	595,938
Ω(Capital Appreciation) 6.75% 8/1/32	510,000	412,967
Schenectady Metroplex Development Authority Revenue
Series A 5.375% 12/15/21	500,000	514,130
Virgin Islands Public Finance Authority Revenue
(Matching Fund Loan Note-Senior Lien)
Series A 5.00% 10/1/29	500,000	471,095
		8,744,061
State & Territory General Obligation Bonds – 6.00%
City of New York
Series C 5.00% 8/1/16	500,000	566,100
Series E 5.00% 8/1/28	125,000	128,640
Guam Government Series A 7.00% 11/15/39	395,000	412,736
New York State Series A
5.00% 2/15/18	380,000	439,922
5.00% 3/1/38	500,000	501,025
Puerto Rico Commonwealth Government Development
Bank Refunding Remarketed
4.75% 12/1/15 (NATL-RE)	230,000	234,388
Puerto Rico Commonwealth Public Improvement
Refunding Series A 5.50% 7/1/19 (NATL-RE) (IBC)	750,000	779,153
		3,061,964

45

Statements of net assets
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds – 8.62%
Albany Parking Authority Revenue Series A 5.625% 7/15/25	$555,000	$558,175
Metropolitan Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	200,000	223,188
•Series B 5.00% 11/15/27	200,000	216,666
Series B 5.25% 11/15/22	500,000	547,035
Series D 5.25% 11/15/27	500,000	507,370
Series F 5.00% 11/15/15	150,000	165,617
New York State Thruway Authority General Revenue
(Bond Antics Notes) Series H
5.00% 1/1/14 (NATL-RE)	500,000	544,625
5.00% 1/1/15 (NATL-RE)	250,000	276,275
Port Authority New York & New Jersey
(Consolidated-One Hundred Fifty-Third) 5.00% 7/15/35	250,000	247,725
(JFK International Air Terminal) 6.00% 12/1/42	700,000	682,289
Triborough Bridge & Tunnel Authority Revenue
•Series B-1 5.00% 11/15/25	200,000	218,002
Series C 5.00% 11/15/24	200,000	211,504
		4,398,471
Water & Sewer Revenue Bonds – 3.16%
Guam Government Waterworks Authority 5.625% 7/1/40	470,000	415,814
New York City Municipal Water Finance Authority
Water & Sewer System Revenue
(Fiscal 2009) Series A 5.75% 6/15/40	200,000	211,376
(Second General Resolution) Series FF 5.00% 6/15/31	500,000	510,590
Series FF-2 5.50% 6/15/40	250,000	257,785
New York State Environmental Facilities Corporation
State Clean Water & Drinking Water Revolving Funds
(New York City Municipal Project) Subordinated
Series B 5.00% 6/15/21	200,000	218,456
		1,614,021
Total Municipal Bonds (cost $48,439,965)		48,544,458

Short-Term Investment – 3.33%
¤Variable Rate Demand Note – 3.33%
City of New York Series C 0.17% 10/1/23	1,700,000	1,700,000
Total Short-Term Investment (cost $1,700,000)		1,700,000

46

Total Value of Securities – 98.47%
(cost $50,139,965)	$50,244,458
Receivables and Other Assets
Net of Liabilities – 1.53%	779,340
Net Assets Applicable to 4,915,713
Shares Outstanding – 100.00%	$51,023,798

Net Asset Value – Delaware Tax-Free New York Fund
Class A ($36,615,324 / 3,525,167 Shares)	$10.39
Net Asset Value – Delaware Tax-Free New York Fund
Class B ($587,091 / 56,646 Shares)	$10.36
Net Asset Value – Delaware Tax-Free New York Fund
Class C ($13,821,383 / 1,333,900 Shares)	$10.36

Components of Net Assets at February 28, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$51,325,823
Distributions in excess of net investment income	(651)
Accumulated net realized loss on investments	(405,867)
Net unrealized appreciation of investments	104,493
Total net assets	$51,023,798

•	Variable rate security. The rate shown is the rate as of February 28, 2011. Interest rates reset periodically.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
§
Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

¤
Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

47

Statements of net assets
Delaware Tax-Free New York Fund

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FHA — Federal Housing Administration
IBC — Insured by Integrity Building Corporation
LOC — Letter of Credit
NATL-RE — Insured by the National Public Finance Guarantee Corporation

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free New York Fund
Net asset value Class A (A)	$10.39
Sales charge (4.50% of offering price) (B)	0.49
Offering price	$10.88

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

48

Statements of operations
Six Months Ended February 28, 2011 (Unaudited)

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Investment Income:
Interest	$2,716,539	$2,312,070	$6,046,066

Expenses:
Management fees	276,860	242,532	654,431
Distribution expenses – Class A	126,667	88,473	278,223
Distribution expenses – Class B	10,327	11,867	5,959
Distribution expenses – Class C	37,379	75,142	72,138
Dividend disbursing and transfer agent
fees and expenses	31,970	28,463	62,674
Accounting and administration expenses	21,987	17,380	46,896
Audit and tax	8,521	7,509	11,917
Registration fees	7,843	4,112	4,243
Reports and statements to shareholders	7,557	5,906	12,435
Legal fees	7,256	4,163	10,719
Pricing fees	4,279	5,071	5,702
Trustees’ fees	3,065	2,437	6,618
Insurance fees	2,939	1,791	5,624
Custodian fees	1,172	812	2,463
Consulting fees	708	434	1,380
Trustees’ expenses	232	177	479
Dues and services	90	178	—
	548,852	496,447	1,181,901
Less fees waived	(15,726)	(68,477)	(35,116)
Less expense paid indirectly	(64)	(45)	(141)
Total operating expenses	533,062	427,925	1,146,644
Net Investment Income	2,183,477	1,884,145	4,899,422

Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain (loss) on investments	84,334	(937,387)	(187,982)
Net change in unrealized appreciation/
depreciation of investments	(7,848,679)	(6,818,832)	(17,330,960)
Net Realized and Unrealized Loss
on Investments	(7,764,345)	(7,756,219)	(17,518,942)

Net Decrease in Net Assets
Resulting from Operations	$(5,580,868)	$(5,872,074)	$(12,619,520)

See accompanying notes, which are an integral part of the financial statements.

	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund
Investment Income:
Interest	$3,174,744	$1,210,255

Expenses:
Management fees	371,115	143,401
Distribution expenses – Class A	121,432	46,967
Distribution expenses – Class B	9,517	3,252
Distribution expenses – Class C	179,695	69,090
Dividend disbursing and transfer agent
fees and expenses	36,779	23,116
Accounting and administration expenses	26,594	10,276
Reports and statements to shareholders	9,139	4,614
Audit and tax	8,930	6,661
Pricing fees	5,537	6,541
Legal fees	5,063	2,477
Trustees’ fees	3,752	1,435
Registration fees	3,459	6,202
Insurance fees	3,233	771
Custodian fees	1,360	598
Consulting fees	679	167
Trustees’ expenses	142	99
Dues and services	—	1,895
	786,426	327,562
Less fees waived	(17,265)	(64,480)
Less expense paid indirectly	(76)	(28)
Total operating expenses	769,085	263,054
Net Investment Income	2,405,659	947,201

Net Realized and Unrealized Loss
on Investments:
Net realized loss on investments	(438,472)	(373,350)
Net change in unrealized appreciation/
depreciation of investments	(8,915,541)	(3,476,164)
Net Realized and Unrealized Loss
on Investments	(9,354,013)	(3,849,514)

Net Decrease in Net Assets
Resulting from Operations	$(6,948,354)	$(2,902,313)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Arizona Fund

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,183,477	$4,707,241
Net realized gain on investments	84,334	1,415,533
Net change in unrealized
appreciation/depreciation of investments	(7,848,679)	5,624,262
Net increase (decrease) in net assets
resulting from operations	(5,580,868)	11,747,036

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,020,269)	(4,303,466)
Class B	(33,247)	(142,123)
Class C	(121,013)	(242,383)

Net realized gain on investments:
Class A	(250,507)	—
Class B	(5,139)	—
Class C	(18,335)	—
	(2,448,510)	(4,687,972)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,499,316	5,867,126
Class B	395	66
Class C	446,777	1,248,843

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,252,864	2,128,544
Class B	22,804	73,667
Class C	87,940	150,229
	9,310,096	9,468,475

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(12,234,253)	$(19,829,331)
Class B	(1,136,909)	(3,923,060)
Class C	(993,654)	(1,103,623)
	(14,364,816)	(24,856,014)
Decrease in net assets derived from
capital share transactions	(5,054,720)	(15,387,539)
Net Decrease in Net Assets	(13,084,098)	(8,328,475)

Net Assets:
Beginning of period	119,126,472	127,454,947
End of period1	$106,042,374	$119,126,472

1Including undistributed net investment income	$26,196	$26,196

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free California Fund

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,884,145	$3,591,752
Net realized loss on investments	(937,387)	(292,440)
Net change in unrealized
appreciation/depreciation of investments	(6,818,832)	7,517,014
Net increase (decrease) in net assets
resulting from operations	(5,872,074)	10,816,326

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,560,712)	(2,925,853)
Class B	(43,232)	(146,321)
Class C	(275,196)	(516,624)
	(1,879,140)	(3,588,798)

Capital Share Transactions:
Proceeds from shares sold:
Class A	9,407,032	15,942,030
Class B	26	140,364
Class C	2,381,082	3,335,303

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	962,914	1,696,001
Class B	32,465	105,254
Class C	198,851	357,093
	12,982,370	21,576,045

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(11,688,627)	$(11,521,238)
Class B	(1,128,838)	(2,270,312)
Class C	(2,301,060)	(2,930,338)
	(15,118,525)	(16,721,888)
Increase (decrease) in net assets derived from
capital share transactions	(2,136,155)	4,854,157
Net Increase (Decrease) in Net Assets	(9,887,369)	12,081,685

Net Assets:
Beginning of period	91,681,583	79,599,898
End of period1	$81,794,214	$91,681,583

1Including undistributed net investment income	$18,763	$18,763

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Colorado Fund

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,899,422	$10,219,749
Net realized gain (loss) on investments	(187,982)	2,102,920
Net change in unrealized
appreciation/depreciation of investments	(17,330,960)	12,877,406
Net increase (decrease) in net assets
resulting from operations	(12,619,520)	25,200,075

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,627,905)	(9,708,463)
Class B	(20,220)	(71,622)
Class C	(245,891)	(467,286)
	(4,894,016)	(10,247,371)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,309,558	15,893,257
Class B	267	—
Class C	1,266,904	4,043,038

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	3,107,317	6,184,316
Class B	12,824	36,966
Class C	186,408	340,428
	9,883,278	26,498,005

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(17,373,904)	$(24,936,523)
Class B	(358,483)	(1,418,824)
Class C	(2,007,808)	(1,594,446)
	(19,740,195)	(27,949,793)
Decrease in net assets derived from
capital share transactions	(9,856,917)	(1,451,788)
Net Increase (Decrease) in Net Assets	(27,370,453)	13,500,916

Net Assets:
Beginning of period	254,129,172	240,628,256
End of period1	$226,758,719	$254,129,172

1Including distributions in excess of
net investment income	$108	$—

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Idaho Fund

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,405,659	$4,299,917
Net realized gain (loss) on investments	(438,472)	89,825
Net change in unrealized
appreciation/depreciation of investments	(8,915,541)	6,715,627
Net increase (decrease) in net assets
resulting from operations	(6,948,354)	11,105,369

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,825,908)	(3,460,797)
Class B	(28,483)	(86,212)
Class C	(542,646)	(781,910)

Net realized gain on investments:
Class A	(58,688)	—
Class B	(1,213)	—
Class C	(22,123)	—
	(2,479,061)	(4,328,919)

Capital Share Transactions:
Proceeds from shares sold:
Class A	8,842,344	18,620,022
Class B	—	9,917
Class C	6,847,862	17,105,840

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,400,641	2,431,970
Class B	24,103	62,082
Class C	447,300	568,025
	17,562,250	38,797,856

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(17,297,738)	$(8,321,667)
Class B	(728,329)	(1,131,494)
Class C	(4,823,813)	(2,773,980)
	(22,849,880)	(12,227,141)
Increase (decrease) in net assets derived from
capital share transactions	(5,287,630)	26,570,715
Net Increase (Decrease) in Net Assets	(14,715,045)	33,347,165

Net Assets:
Beginning of period	142,327,600	108,980,435
End of period1	$127,612,555	$142,327,600

1Including distributions in excess of
net investment income	$11,301	$11,219

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free New York Fund

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$947,201	$1,464,883
Net realized loss on investments	(373,350)	(26,599)
Net change in unrealized
appreciation/depreciation of investments	(3,476,164)	2,648,873
Net increase (decrease) in net assets
resulting from operations	(2,902,313)	4,087,157

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(720,994)	(1,144,578)
Class B	(10,012)	(25,736)
Class C	(213,346)	(290,855)
	(944,352)	(1,461,169)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,857,330	16,389,706
Class B	—	9,343
Class C	3,067,254	8,918,180

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	512,870	717,620
Class B	7,365	15,971
Class C	162,336	198,252
	10,607,155	26,249,072

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(5,681,316)	$(4,117,174)
Class B	(108,464)	(362,784)
Class C	(1,861,226)	(1,929,785)
	(7,651,006)	(6,409,743)
Increase in net assets derived from
capital share transactions	2,956,149	19,839,329
Net Increase (Decrease) in Net Assets	(890,516)	22,465,317

Net Assets:
Beginning of period	51,914,314	29,448,997
End of period1	$51,023,798	$51,914,314

1Including distributions in excess of
net investment income	$651	$651

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$11.760	$11.090	$10.930	$11.070	$11.350	$11.560

0.224	0.447	0.431	0.444	0.465	0.467
(0.784)	0.668	0.158	(0.140)	(0.280)	(0.210)
(0.560)	1.115	0.589	0.304	0.185	0.257

(0.223)	(0.445)	(0.429)	(0.444)	(0.465)	(0.467)
(0.027)	—	—	—	—	—
(0.250)	(0.445)	(0.429)	(0.444)	(0.465)	(0.467)

$10.950	$11.760	$11.090	$10.930	$11.070	$11.350

(4.79% )	10.27%	5.64%	2.78%	1.63%	2.31%

$97,408	$108,214	$113,689	$122,027	$125,636	$131,468
0.90%	0.86%	0.75%	0.75%	0.76%	0.76%

0.93%	0.92%	0.91%	0.91%	0.91%	0.91%
4.01%	3.94%	4.07%	4.02%	4.11%	4.12%

3.98%	3.88%	3.91%	3.86%	3.96%	3.97%
6%	15%	27%	29%	9%	8%

Financial highlights
Delaware Tax-Free Arizona Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$11.760	$11.100	$10.940	$11.070	$11.360	$11.570

0.182	0.362	0.352	0.361	0.380	0.382
(0.774)	0.658	0.158	(0.130)	(0.290)	(0.210)
(0.592)	1.020	0.510	0.231	0.090	0.172

(0.181)	(0.360)	(0.350)	(0.361)	(0.380)	(0.382)
(0.027)	—	—	—	—	—
(0.208)	(0.360)	(0.350)	(0.361)	(0.380)	(0.382)

$10.960	$11.760	$11.100	$10.940	$11.070	$11.360

(5.05% )	9.35%	4.85%	2.10%	0.78%	1.54%

$1,647	$2,917	$6,509	$9,620	$12,407	$16,413
1.65%	1.61%	1.50%	1.50%	1.51%	1.51%

1.68%	1.67%	1.66%	1.66%	1.66%	1.66%
3.26%	3.19%	3.32%	3.27%	3.36%	3.37%

3.23%	3.13%	3.16%	3.11%	3.21%	3.22%
6%	15%	27%	29%	9%	8%

Financial highlights
Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$11.790	$11.120	$10.960	$11.090	$11.380	$11.580

0.182	0.363	0.352	0.361	0.380	0.381
(0.784)	0.668	0.158	(0.130)	(0.290)	(0.200)
(0.602)	1.031	0.510	0.231	0.090	0.181

(0.181)	(0.361)	(0.350)	(0.361)	(0.380)	(0.381)
(0.027)	—	—	—	—	—
(0.208)	(0.361)	(0.350)	(0.361)	(0.380)	(0.381)

$10.980	$11.790	$11.120	$10.960	$11.090	$11.380

(5.12% )	9.43%	4.84%	2.09%	0.77%	1.63%

$6,987	$7,995	$7,257	$8,806	$7,609	$8,117
1.65%	1.61%	1.50%	1.50%	1.51%	1.51%

1.68%	1.67%	1.66%	1.66%	1.66%	1.66%
3.26%	3.19%	3.32%	3.27%	3.36%	3.37%

3.23%	3.13%	3.16%	3.11%	3.21%	3.22%
6%	15%	27%	29%	9%	8%

Financial highlights
Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$11.570	$10.620	$10.800	$11.010	$11.400	$11.490

0.242	0.497	0.448	0.449	0.454	0.450
(0.951)	0.950	(0.182)	(0.210)	(0.390)	(0.090)
(0.709)	1.447	0.266	0.239	0.064	0.360

(0.241)	(0.497)	(0.446)	(0.449)	(0.454)	(0.450)
(0.241)	(0.497)	(0.446)	(0.449)	(0.454)	(0.450)

$10.620	$11.570	$10.620	$10.800	$11.010	$11.400

(6.17% )	13.92%	2.74%	2.21%	0.51%	3.24%

$65,349	$72,902	$61,132	$67,174	$76,537	$75,995
0.82%	0.82%	0.88%	0.88%	0.89%	0.88%

0.98%	0.98%	0.97%	0.97%	0.97%	0.97%
4.42%	4.48%	4.42%	4.11%	3.98%	3.97%

4.26%	4.32%	4.33%	4.02%	3.90%	3.88%
17%	35%	59%	34%	21%	14%

Financial highlights
Delaware Tax-Free California Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$11.610	$10.670	$10.840	$11.060	$11.440	$11.530

0.202	0.416	0.373	0.367	0.368	0.365
(0.941)	0.940	(0.172)	(0.220)	(0.380)	(0.090)
(0.739)	1.356	0.201	0.147	(0.012)	0.275

(0.201)	(0.416)	(0.371)	(0.367)	(0.368)	(0.365)
(0.201)	(0.416)	(0.371)	(0.367)	(0.368)	(0.365)

$10.670	$11.610	$10.670	$10.840	$11.060	$11.440

(6.40% )	12.93%	2.07%	1.34%	(0.15% )	2.46%

$1,949	$3,254	$4,938	$6,589	$9,384	$14,918
1.57%	1.57%	1.63%	1.63%	1.64%	1.63%

1.73%	1.73%	1.72%	1.72%	1.72%	1.72%
3.67%	3.73%	3.67%	3.36%	3.23%	3.22%

3.51%	3.57%	3.58%	3.27%	3.15%	3.13%
17%	35%	59%	34%	21%	14%

Financial highlights
Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$11.590	$10.640	$10.810	$11.030	$11.420	$11.500

0.202	0.415	0.373	0.367	0.368	0.365
(0.951)	0.950	(0.172)	(0.220)	(0.390)	(0.080)
(0.749)	1.365	0.201	0.147	(0.022)	0.285

(0.201)	(0.415)	(0.371)	(0.367)	(0.368)	(0.365)
(0.201)	(0.415)	(0.371)	(0.367)	(0.368)	(0.365)

$10.640	$11.590	$10.640	$10.810	$11.030	$11.420

(6.50% )	13.06%	2.07%	1.35%	(0.24% )	2.56%

$14,496	$15,526	$13,530	$14,991	$13,453	$12,768
1.57%	1.57%	1.63%	1.63%	1.64%	1.63%

1.73%	1.73%	1.72%	1.72%	1.72%	1.72%
3.67%	3.73%	3.67%	3.36%	3.23%	3.22%

3.51%	3.57%	3.58%	3.27%	3.15%	3.13%
17%	35%	59%	34%	21%	14%

Financial highlights
Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover
1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$11.260	$10.600	$10.640	$10.730	$11.040	$11.200

0.223	0.455	0.452	0.448	0.464	0.488
(0.780)	0.661	(0.041)	(0.089)	(0.310)	(0.160)
(0.557)	1.116	0.411	0.359	0.154	0.328

(0.223)	(0.456)	(0.451)	(0.449)	(0.464)	(0.488)
(0.223)	(0.456)	(0.451)	(0.449)	(0.464)	(0.488)

$10.480	$11.260	$10.600	$10.640	$10.730	$11.040

(4.97% )	10.74%	4.11%	3.38%	1.38%	3.03%

$212,238	$237,545	$226,393	$234,630	$246,695	$258,773
0.91%	0.93%	0.90%	0.93%	0.94%	0.93%

0.94%	0.95%	0.95%	0.95%	0.96%	0.94%
4.17%	4.16%	4.43%	4.16%	4.22%	4.43%

4.14%	4.14%	4.38%	4.14%	4.20%	4.42%
8%	17%	27%	15%	12%	8%

Financial highlights
Delaware Tax-Free Colorado Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$11.270	$10.610	$10.640	$10.730	$11.050	$11.200

0.183	0.373	0.375	0.367	0.382	0.405
(0.780)	0.661	(0.031)	(0.089)	(0.320)	(0.150)
(0.597)	1.034	0.344	0.278	0.062	0.255

(0.183)	(0.374)	(0.374)	(0.368)	(0.382)	(0.405)
(0.183)	(0.374)	(0.374)	(0.368)	(0.382)	(0.405)

$10.490	$11.270	$10.610	$10.640	$10.730	$11.050

(5.32% )	9.91%	3.43%	2.60%	0.53%	2.35%

$993	$1,429	$2,693	$3,961	$5,326	$8,221
1.66%	1.68%	1.65%	1.68%	1.69%	1.68%

1.69%	1.70%	1.70%	1.70%	1.71%	1.69%
3.42%	3.41%	3.68%	3.41%	3.47%	3.68%

3.39%	3.39%	3.63%	3.39%	3.45%	3.67%
8%	17%	27%	15%	12%	8%

Financial highlights
Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$11.290	$10.630	$10.660	$10.750	$11.070	$11.220

0.183	0.374	0.375	0.367	0.382	0.405
(0.780)	0.661	(0.031)	(0.089)	(0.320)	(0.150)
(0.597)	1.035	0.344	0.278	0.062	0.255

(0.183)	(0.375)	(0.374)	(0.368)	(0.382)	(0.405)
(0.183)	(0.375)	(0.374)	(0.368)	(0.382)	(0.405)

$10.510	$11.290	$10.630	$10.660	$10.750	$11.070

(5.31% )	9.90%	3.43%	2.60%	0.53%	2.34%

$13,528	$15,155	$11,542	$9,836	$10,152	$9,971
1.66%	1.68%	1.65%	1.68%	1.69%	1.68%

1.69%	1.70%	1.70%	1.70%	1.71%	1.69%
3.42%	3.41%	3.68%	3.41%	3.47%	3.68%

3.39%	3.39%	3.63%	3.39%	3.45%	3.67%
8%	17%	27%	15%	12%	8%

Financial highlights
Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$12.120	$11.490	$11.260	$11.260	$11.450	$11.630

0.218	0.431	0.436	0.437	0.448	0.449
(0.774)	0.633	0.228	—	(0.190)	(0.180)
(0.556)	1.064	0.664	0.437	0.258	0.269

(0.217)	(0.434)	(0.434)	(0.437)	(0.448)	(0.449)
(0.007)	—	—	—	—	—
(0.224)	(0.434)	(0.434)	(0.437)	(0.448)	(0.449)

$11.340	$12.120	$11.490	$11.260	$11.260	$11.450

(4.60% )	9.44%	6.12%	3.93%	2.27%	2.40%

$90,435	$104,287	$86,445	$72,237	$69,931	$62,808
0.93%	0.94%	0.88%	0.85%	0.86%	0.85%

0.96%	0.96%	0.96%	0.96%	0.98%	0.98%
3.78%	3.66%	3.94%	3.87%	3.92%	3.95%

3.75%	3.64%	3.86%	3.76%	3.80%	3.82%
16%	7%	10%	11%	8%	15%

Financial highlights
Delaware Tax-Free Idaho Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$12.100	$11.470	$11.240	$11.240	$11.430	$11.610

0.175	0.343	0.353	0.353	0.363	0.364
(0.784)	0.633	0.228	—	(0.190)	(0.180)
(0.609)	0.976	0.581	0.353	0.173	0.184

(0.174)	(0.346)	(0.351)	(0.353)	(0.363)	(0.364)
(0.007)	—	—	—	—	—
(0.181)	(0.346)	(0.351)	(0.353)	(0.363)	(0.364)

$11.310	$12.100	$11.470	$11.240	$11.240	$11.430

(4.97% )	8.64%	5.34%	3.17%	1.51%	1.64%

$1,610	$2,450	$3,359	$5,123	$6,003	$7,892
1.68%	1.69%	1.63%	1.60%	1.61%	1.60%

1.71%	1.71%	1.71%	1.71%	1.73%	1.73%
3.03%	2.91%	3.19%	3.12%	3.17%	3.20%

3.00%	2.89%	3.11%	3.01%	3.05%	3.07%
16%	7%	10%	11%	8%	15%

Financial highlights
Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$12.110	$11.480	$11.250	$11.250	$11.440	$11.630

0.175	0.342	0.353	0.352	0.363	0.364
(0.774)	0.633	0.228	—	(0.190)	(0.190)
(0.599)	0.975	0.581	0.352	0.173	0.174

(0.174)	(0.345)	(0.351)	(0.352)	(0.363)	(0.364)
(0.007)	—	—	—	—	—
(0.181)	(0.345)	(0.351)	(0.352)	(0.363)	(0.364)

$11.330	$12.110	$11.480	$11.250	$11.250	$11.440

(4.97% )	8.63%	5.34%	3.16%	1.51%	1.56%

$35,568	$35,591	$19,176	$11,490	$11,535	$13,430
1.68%	1.69%	1.63%	1.60%	1.61%	1.60%

1.71%	1.71%	1.71%	1.71%	1.73%	1.73%
3.03%	2.91%	3.19%	3.12%	3.17%	3.20%

3.00%	2.89%	3.11%	3.01%	3.05%	3.07%
16%	7%	10%	11%	8%	15%

Financial highlights
Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$11.150	$10.450	$10.300	$10.300	$10.550	$10.700

0.204	0.429	0.409	0.411	0.435	0.449
(0.761)	0.700	0.148	—	(0.250)	(0.150)
(0.557)	1.129	0.557	0.411	0.185	0.299

(0.203)	(0.429)	(0.407)	(0.411)	(0.435)	(0.449)
(0.203)	(0.429)	(0.407)	(0.411)	(0.435)	(0.449)

$10.390	$11.150	$10.450	$10.300	$10.300	$10.550

(5.02% )	11.02%	5.65%	4.04%	1.75%	2.90%

$36,615	$37,716	$22,780	$15,340	$14,817	$13,519
0.80%	0.80%	0.85%	0.85%	0.79%	0.65%

1.05%	1.07%	1.10%	1.09%	1.10%	1.09%
3.84%	3.94%	4.10%	3.97%	4.13%	4.28%

3.59%	3.67%	3.85%	3.73%	3.82%	3.84%
26%	15%	36%	28%	14%	20%

Financial highlights
Delaware Tax-Free New York Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$11.120	$10.420	$10.270	$10.280	$10.530	$10.670

0.164	0.347	0.334	0.333	0.357	0.370
(0.761)	0.700	0.148	(0.010)	(0.250)	(0.140)
(0.597)	1.047	0.482	0.323	0.107	0.230

(0.163)	(0.347)	(0.332)	(0.333)	(0.357)	(0.370)
(0.163)	(0.347)	(0.332)	(0.333)	(0.357)	(0.370)

$10.360	$11.120	$10.420	$10.270	$10.280	$10.530

(5.39% )	10.21%	4.88%	3.17%	0.99%	2.23%

$587	$736	$1,018	$1,549	$2,164	$2,858
1.55%	1.55%	1.60%	1.60%	1.54%	1.40%

1.80%	1.82%	1.85%	1.84%	1.85%	1.84%
3.09%	3.19%	3.35%	3.22%	3.38%	3.53%

2.84%	2.92%	3.10%	2.98%	3.07%	3.09%
26%	15%	36%	28%	14%	20%

Financial highlights
Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$11.120	$10.420	$10.270	$10.280	$10.530	$10.670

0.164	0.346	0.333	0.333	0.357	0.370
(0.761)	0.700	0.148	(0.010)	(0.250)	(0.140)
(0.597)	1.046	0.481	0.323	0.107	0.230

(0.163)	(0.346)	(0.331)	(0.333)	(0.357)	(0.370)
(0.163)	(0.346)	(0.331)	(0.333)	(0.357)	(0.370)

$10.360	$11.120	$10.420	$10.270	$10.280	$10.530

(5.39% )	10.20%	4.88%	3.17%	0.99%	2.23%

$13,822	$13,462	$5,651	$2,049	$2,131	$2,068
1.55%	1.55%	1.60%	1.60%	1.54%	1.40%

1.80%	1.82%	1.85%	1.84%	1.85%	1.84%
3.09%	3.19%	3.35%	3.22%	3.38%	3.53%

2.84%	2.92%	3.10%	2.98%	3.07%	3.09%
26%	15%	36%	28%	14%	20%

Notes to financial statements
Delaware multiple state tax-free funds	February 28, 2011 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds, Voyageur Mutual Funds II, and Voyageur Insured Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund (each, a Fund or, collectively, the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months.

The investment objective of each Fund is to seek as high a level of current income exempt from federal income tax and personal income tax in its respective state, as is consistent with preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (August 31, 2007 - August 31, 2010), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Funds may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended February 28, 2011.

Notes to financial statements
Delaware multiple state tax-free funds

1. Significant Accounting Policies (continued)

The Funds receive earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended February 28, 2011, the Funds earned the following under this agreement:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$64	$45	$141	$76	$28

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
On the first $500 million	0.500%	0.550%	0.550%	0.550%	0.550%
On the next $500 million	0.475%	0.500%	0.500%	0.500%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%	0.425%	0.425%

Effective December 29, 2010, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sales and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed specified percentages of average daily net assets as shown below through December 29, 2011. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by each Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds.

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Effective December 29, 2010
operating expense
limitation as a percentage
of average daily net assets
(per annum)	0.59%	0.57%	0.59%	0.63%	0.55%
Expiration date	12/29/11	12/29/11	12/29/11	12/29/11	12/29/11

Through December 28, 2010,
operating expense
limitation as a percentage
of average daily net assets
(per annum)	—%	0.57%	—%	—%	0.55%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended February 28, 2011, each Fund was charged for these services as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$2,750	$2,190	$5,910	$3,352	$1,295

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

Notes to financial statements
Delaware multiple state tax-free funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At February 28, 2011, each Fund had liabilities payable to affiliates as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Investment management
fee payable to DMC	$33,323	$23,322	$79,480	$45,441	$8,964
Dividend disbursing,
transfer agent and fund
accounting oversight
fees and other expenses
payable to DSC	2,157	1,772	4,773	2,743	1,344
Distribution fees payable
to DDLP	25,095	25,164	51,420	45,429	17,838
Other expenses payable to
DMC and affiliates*	3,921	3,601	8,172	4,417	3,149

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended February 28, 2011, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$367	$320	$880	$508	$179

For the six months ended February 28, 2011, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$3,505	$16,636	$14,513	$16,891	$10,370

For the six months ended February 28, 2011, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A, Class B and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Class A	$0	$0	$0	$0	$0
Class B	350	688	49	150	0
Class C	406	1,241	439	6,509	500

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 28, 2011, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Purchases	$6,515,149	$14,476,353	$18,798,976	$20,896,409	$15,641,733
Sales	15,976,455	17,897,905	37,207,508	28,250,503	13,293,029

At February 28, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2011, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Cost of
investments	$105,075,578	$84,393,586	$229,863,312	$125,241,395	$50,130,232
Aggregate
unrealized
appreciation	$2,225,833	$1,587,462	$5,012,471	$3,098,920	$1,189,517
Aggregate
unrealized
depreciation	(2,419,263)	(4,027,012)	(8,793,241)	(2,243,021)	(1,075,291)
Net unrealized
appreciation
(depreciation)	$(193,430)	$(2,439,550)	$(3,780,770)	$855,899	$114,226

Notes to financial statements
Delaware multiple state tax-free funds

3. Investments (continued)

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investments in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of February 28, 2011:

	Delaware Tax-Free Arizona Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$100,882,148	$100,882,148
Short-Term Investments	—	4,000,000	4,000,000
Total	$—	$104,882,148	$104,882,148

	Delaware Tax-Free California Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$78,069,169	$78,069,169
Short-Term Investments	369,867	3,515,000	3,884,867
Total	$369,867	$81,584,169	$81,954,036

	Delaware Tax-Free Colorado Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$214,640,754	$214,640,754
Short-Term Investments	1,236,788	10,205,000	11,441,788
Total	$1,236,788	$224,845,754	$226,082,542

	Delaware Tax-Free Idaho Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$123,302,266	$123,302,266
Short-Term Investment	2,795,028	—	2,795,028
Total	$2,795,028	$123,302,266	$126,097,294

	Delaware Tax-Free New York Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$48,544,458	$48,544,458
Short-Term Investment	—	1,700,000	1,700,000
Total	$—	$50,244,458	$50,244,458

There were no Level 3 securities at the beginning or end of the period.

During the six months ended February 28, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds.

Notes to financial statements
Delaware multiple state tax-free funds

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2011 and the year ended August 31, 2010 was as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Six Months Ended 2/28/11*
Tax-exempt income	$2,116,832	$1,829,739	$4,807,674	$2,330,162	$933,920
Ordinary income	57,697	49,401	86,342	124,690	10,432
Long-term capital gains	273,981	—	—	24,209	—
Total	$2,448,510	$1,879,140	$4,894,016	$2,479,061	$944,352

Year Ended 8/31/10
Tax-exempt income	$4,579,114	$3,488,842	$10,068,514	$4,144,275	$1,443,380
Ordinary income	108,858	99,956	178,857	184,644	17,789
Total	$4,687,972	$3,588,798	$10,247,371	$4,328,919	$1,461,169

*Tax information for the six months ended February 28, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2011, the estimated components of net assets on a tax basis were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Shares of beneficial
interest	$106,431,188	$85,660,742	$233,719,502	$127,284,338	$51,325,823
Distributions
payable	(68,044)	(56,579)	(154,580)	(78,370)	(30,297)
Undistributed
tax-exempt
income	94,240	75,342	154,472	67,069	29,646
Realized gains
(losses)
9/1/10-
2/28/11	32,820	(499,093)	201,062	—	(4,824)
Post-October
losses	(221,580)	(936,431)	(381,983)	(516,381)	(387,594)
Capital loss
carryforwards
as of
8/31/10	(32,820)	(10,217)	(2,998,984)	—	(23,182)
Unrealized
appreciation
(depreciation)
of investments	(193,430)	(2,439,550)	(3,780,770)	855,899	114,226
Net assets	$106,042,374	$81,794,214	$226,758,719	$127,612,555	$51,023,798

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of distributions payable and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2010 through February 28, 2011 that, in accordance with federal income tax regulations, each Fund has elected to defer and treat as having arisen in the following fiscal year.

Notes to financial statements
Delaware multiple state tax-free funds

5. Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on debt instruments and dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 28, 2011, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Undistributed
(distributions in excess of)
net investment income	$(8,948)	$(5,005)	$(5,514)	$(8,704)	$(2,849)
Accumulated net realized
gain (loss)	9,835	5,005	5,514	14,046	2,849
Paid-in capital	(887)	—	—	(5,342)	—

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2010 will expire as follows:

	Delaware	Delaware	Delaware	Delaware
Year of	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Expiration	Arizona Fund	California Fund	Colorado Fund	New York Fund
2012	$32,820	$—	$693,591	$—
2013	—	—	57,695	—
2014	—	—	2,203,520	—
2016	—	10,217	44,178	14,929
2018	—	—	—	8,253
Total	$32,820	$10,217	$2,998,984	$23,182

For the six months ended February 28, 2011, the Funds had capital gains (losses) which may reduce (increase) capital loss carryforwards.

Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	New York Fund
$32,820	$(499,093)	$201,062	$(4,824)

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Arizona Fund		California Fund		Colorado Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	2/28/11	8/31/10	2/28/11	8/31/10	2/28/11	8/31/10
Shares sold:
Class A	677,496	515,840	838,112	1,434,211	491,212	1,455,185
Class B	34	6	13	12,712	26	—
Class C	39,479	109,633	217,053	298,932	114,899	370,563

Shares issued upon reinvestment of dividends and distributions:
Class A	111,861	187,152	87,759	152,556	289,079	566,146
Class B	2,030	6,483	2,942	9,449	1,191	3,385
Class C	7,834	13,172	18,114	32,069	17,305	31,073
	838,734	832,286	1,163,993	1,939,929	913,712	2,426,352

Shares repurchased:
Class A	(1,102,427)	(1,748,428)	(1,076,649)	(1,038,915)	(1,626,010)	(2,288,864)
Class B	(99,784)	(344,965)	(100,415)	(204,969)	(33,410)	(130,484)
Class C	(89,470)	(97,006)	(212,799)	(262,607)	(187,215)	(145,599)
	(1,291,681)	(2,190,399)	(1,389,863)	(1,506,491)	(1,846,635)	(2,564,947)

Net increase
(decrease)	(452,947)	(1,358,113)	(225,870)	433,438	(932,923)	(138,595)

	Delaware Tax-Free		Delaware Tax-Free
	Idaho Fund		New York Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	2/28/11	8/31/10	2/28/11	8/31/10
Shares sold:
Class A	755,847	1,582,213	639,102	1,519,766
Class B	—	853	—	880
Class C	582,199	1,457,021	285,623	830,745

Shares issued upon reinvestment of dividends and distributions:
Class A	120,781	206,666	48,273	66,469
Class B	2,080	5,292	694	1,486
Class C	38,705	48,259	15,317	18,395
	1,499,612	3,300,304	989,009	2,437,741

Shares repurchased:
Class A	(1,501,008)	(709,358)	(545,790)	(383,035)
Class B	(62,272)	(96,566)	(10,278)	(33,835)
Class C	(418,731)	(237,236)	(177,711)	(180,662)
	(1,982,011)	(1,043,160)	(733,779)	(597,532)
Net increase (decrease)	(482,399)	2,257,144	255,230	1,840,209

Notes to financial statements
Delaware multiple state tax-free funds

6. Capital Shares (continued)

For the six months ended February 28, 2011 and the year ended August 31, 2010, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables on page 103 and the statements of changes in net assets.

	Six Months Ended			Year Ended
	2/28/11			8/31/10
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
Arizona Fund	65,271	65,328	$745,118	202,963	203,104	$2,307,336
Delaware Tax-Free
California Fund	70,133	70,423	793,618	118,852	119,295	1,315,929
Delaware Tax-Free
Colorado Fund	29,081	29,108	310,947	80,300	80,348	875,705
Delaware Tax-Free
Idaho Fund	46,864	46,764	548,657	67,072	66,958	786,291
Delaware Tax-Free
New York Fund	2,184	2,179	24,057	24,033	23,966	257,369

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

Effective as of November 16, 2010, the Funds along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $50,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Funds had no amounts outstanding as of February 28, 2011, or at any time during the period then ended.

8. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, as applicable, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds. At February 28, 2011, the percentages of each Fund’s net assets insured by bond insurers are listed below and these securities have been identified in the statements of net assets.

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
40.51%	20.02%	22.80%	31.78%	8.49%

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service Inc., Standard & Poor’s Rating Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Notes to financial statements
Delaware multiple state tax-free funds

8. Credit and Market Risk (continued)

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. As of February 28, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined no material events or transactions occurred subsequent to February 28, 2011 that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information
(Unaudited)
Delaware multiple state tax-free funds

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Voyageur Mutual Funds, Voyageur Mutual Funds II, and Voyageur Insured Funds (the Trusts) effective May 20, 2010. At a meeting held on May 20, 2010, the Boards of Trustees of the Trusts, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLC (“PwC”) to serve as the independent registered public accounting firm for the Trusts for the fiscal year ended August 31, 2010. During the fiscal years ended August 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trusts did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trusts and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trusts nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trusts’ financial statements.

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders Not applicable. Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR MUTUAL FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 2, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 2, 2011

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 2, 2011